LVIP SSGA Bond Index Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.76%
Fannie Mae-Aces
Series 2011-M8 A2 2.92% 8/25/21	421,543	$ 424,194
•Series 2013-M12 APT 2.40% 3/25/23	443,268	439,662
•Series 2014-M2 A2 3.51% 12/25/23	1,252,749	1,296,282
•Series 2014-M4 A2 3.35% 3/25/24	1,000,000	1,027,725
Series 2015-M1 A2 2.53% 9/25/24	500,000	496,199
•Series 2016-M13 A2 2.48% 9/25/26	1,600,000	1,561,805
•Series 2017-M15 ATS2 3.14% 11/25/27	500,000	504,079
•Series 2017-M3 A2 2.49% 12/25/26	800,000	779,144
•Series 2017-M8 A2 3.06% 5/25/27	350,000	352,689
•Series 2018-M1 A2 2.99% 12/25/27	185,000	185,319
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K025 A1 1.88% 4/25/22	613,370	607,322
♦Series K026 A2 2.51% 11/25/22	1,000,000	998,252
♦Series K030 A1 2.78% 9/25/22	747,027	750,224
♦•Series K030 A2 3.25% 4/25/23	4,700,000	4,815,703
♦•Series K050 A2 3.33% 8/25/25	900,000	930,731
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,031,538
♦Series K067 AM 3.28% 8/25/27	800,000	817,232
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,428,422
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,320,573
♦Series K079 A2 3.93% 6/25/28	800,000	862,216
♦Series K089 A2 3.56% 1/25/29	714,286	748,358
♦Series K723 A2 2.45% 8/25/23	500,000	497,216
Total Agency Commercial Mortgage-Backed Securities (Cost $21,741,777)		21,874,885
AGENCY MORTGAGE-BACKED SECURITIES–27.62%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	1,466	1,510
4.00% 6/1/20	28,881	29,749
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
4.00% 5/1/23	19,865	$ 20,462
Fannie Mae S.F. 15 yr
2.50% 10/1/27	775,702	775,274
2.50% 3/1/28	1,637,654	1,636,749
2.50% 4/1/28	2,063,365	2,062,227
2.50% 7/1/28	440,352	440,108
2.50% 9/1/28	819,613	819,160
2.50% 10/1/28	2,792,457	2,790,911
2.50% 3/1/29	2,132,762	2,131,585
2.50% 2/1/30	1,547,713	1,540,184
2.50% 5/1/30	566,080	563,327
2.50% 2/1/31	3,571,149	3,553,787
2.50% 7/1/31	1,420,810	1,413,897
2.50% 10/1/31	1,508,093	1,500,753
2.50% 12/1/32	1,976,072	1,964,038
3.00% 11/1/26	1,389,288	1,407,363
3.00% 6/1/27	370,774	375,605
3.00% 8/1/27	680,945	689,815
3.00% 9/1/27	2,827,455	2,860,745
3.00% 10/1/27	426,035	431,593
3.00% 12/1/27	115,773	117,285
3.00% 8/1/29	1,818,418	1,836,000
3.00% 4/1/30	1,079,553	1,089,991
3.00% 5/1/30	2,631,134	2,665,377
3.00% 6/1/30	1,840,682	1,857,892
3.00% 12/1/30	903,788	913,088
3.00% 10/1/32	1,651,707	1,667,712
3.50% 11/1/25	320,176	327,529
3.50% 12/1/25	805,334	825,529
3.50% 12/1/26	454,037	464,466
3.50% 1/1/27	1,118,997	1,144,698
3.50% 10/1/29	1,501,156	1,537,650
3.50% 4/1/32	705,289	721,635
3.50% 7/1/32	410,657	420,089
3.50% 6/1/33	1,447,258	1,480,498
4.00% 4/1/24	51,437	52,988
4.00% 5/1/24	89,136	91,830
4.00% 6/1/24	130,685	134,626
4.00% 7/1/24	51,744	53,301
4.00% 10/1/24	3,140	3,235
4.00% 12/1/24	124,395	128,164
4.00% 1/1/25	217,009	224,738
4.00% 3/1/25	253,976	262,714
4.00% 5/1/25	83,816	86,337
4.00% 7/1/25	1,515	1,561
4.00% 8/1/25	7,649	7,879
4.00% 9/1/25	113,727	117,147
4.00% 10/1/25	109,816	113,119
4.00% 1/1/26	4,918	5,066
4.00% 3/1/26	275,307	283,587
4.00% 5/1/26	2,537	2,614
4.00% 7/1/26	214,668	221,125
4.50% 2/1/23	26,999	27,458
4.50% 4/1/23	3,047	3,130
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 5/1/23	3,698	$ 3,761
4.50% 6/1/23	110,153	113,028
4.50% 11/1/23	5,417	5,556
4.50% 2/1/24	930	956
4.50% 3/1/24	1,822	1,873
4.50% 4/1/24	48,874	50,243
4.50% 5/1/24	93,626	96,238
4.50% 7/1/24	85,825	88,244
4.50% 8/1/24	145,148	149,230
4.50% 11/1/24	52,542	54,015
4.50% 4/1/25	97,532	100,200
4.50% 5/1/25	10,898	11,205
4.50% 6/1/25	2,088	2,123
5.00% 4/1/23	5,408	5,529
5.00% 6/1/23	158,867	163,143
5.00% 9/1/23	82,657	84,941
5.00% 11/1/23	43,307	44,475
5.00% 12/1/23	41,660	42,804
5.00% 3/1/25	20,123	20,675
5.00% 6/1/25	937	963
5.50% 3/1/20	139	138
5.50% 4/1/22	18,932	19,396
5.50% 7/1/22	12,744	12,978
6.00% 6/1/20	2,037	2,048
6.00% 8/1/22	3,957	4,036
6.00% 9/1/22	15,823	16,215
Fannie Mae S.F. 15 yr TBA 4.00% 4/15/34	500,000	514,996
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,058,656	1,071,137
3.00% 12/1/34	818,808	828,461
3.00% 2/1/35	1,463,291	1,480,544
3.00% 3/1/36	651,623	659,311
3.00% 11/1/36	2,771,678	2,799,240
3.50% 6/1/34	3,271,783	3,364,444
3.50% 7/1/34	3,811,412	3,919,357
3.50% 2/1/37	1,734,501	1,769,067
4.00% 9/1/35	295,609	308,411
4.00% 10/1/35	533,001	556,083
4.00% 1/1/37	710,576	740,040
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,476,542	1,477,532
3.00% 10/1/42	2,551,287	2,552,995
3.00% 11/1/42	1,599,183	1,600,254
3.00% 12/1/42	1,499,729	1,500,733
3.00% 1/1/43	3,291,380	3,293,585
3.00% 3/1/43	2,695,935	2,697,740
3.00% 4/1/43	1,784,683	1,785,878
3.00% 6/1/43	4,577,598	4,580,665
3.00% 7/1/43	2,763,909	2,765,760
3.00% 8/1/43	2,961,221	2,963,205
3.00% 9/1/45	2,427,478	2,424,218
3.00% 11/1/45	4,472,547	4,463,524
3.00% 9/1/46	5,781,096	5,763,483
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 10/1/46	3,544,972	$ 3,534,172
3.00% 11/1/46	3,740,938	3,724,990
3.00% 12/1/46	8,898,279	8,871,169
3.00% 1/1/47	6,864,668	6,843,520
3.00% 9/1/47	1,482,373	1,476,937
3.50% 10/1/40	503,368	513,882
3.50% 12/1/40	397,659	406,118
3.50% 2/1/41	584,879	597,323
3.50% 8/1/42	483,791	494,062
3.50% 9/1/42	4,987,732	5,097,655
3.50% 10/1/42	3,199,640	3,267,731
3.50% 11/1/42	919,473	939,039
3.50% 1/1/43	2,143,625	2,189,245
3.50% 2/1/43	365,412	373,188
3.50% 7/1/43	4,003,890	4,086,930
3.50% 10/1/44	2,078,014	2,117,081
3.50% 1/1/45	1,697,602	1,727,689
3.50% 2/1/45	5,431,259	5,546,764
3.50% 4/1/45	3,246,834	3,302,873
3.50% 5/1/45	2,835,208	2,884,142
3.50% 8/1/45	3,802,267	3,867,896
3.50% 11/1/45	4,819,712	4,902,904
3.50% 12/1/45	4,470,065	4,538,693
3.50% 2/1/46	11,967,886	12,174,046
3.50% 5/1/46	2,042,406	2,074,726
3.50% 6/1/46	917,007	932,268
3.50% 2/1/47	2,300,391	2,337,024
3.50% 3/1/47	1,635,409	1,661,452
3.50% 7/1/47	866,996	885,382
3.50% 9/1/47	1,818,976	1,847,287
3.50% 10/1/47	4,476,027	4,545,464
3.50% 12/1/47	3,648,116	3,704,358
3.50% 1/1/48	4,054,521	4,117,016
3.50% 2/1/48	1,519,677	1,547,322
3.50% 6/1/48	5,842,325	5,932,342
4.00% 1/1/39	28,305	29,351
4.00% 2/1/39	36,030	37,357
4.00% 3/1/39	1,664	1,725
4.00% 4/1/39	142,277	147,538
4.00% 6/1/39	96,749	100,324
4.00% 8/1/39	347,926	362,006
4.00% 9/1/39	459,993	480,159
4.00% 11/1/39	30,099	31,212
4.00% 12/1/39	632,918	656,272
4.00% 1/1/40	259,992	269,667
4.00% 5/1/40	176,321	182,835
4.00% 8/1/40	72,923	75,637
4.00% 9/1/40	111,381	115,526
4.00% 10/1/40	522,378	541,810
4.00% 11/1/40	769,456	798,095
4.00% 12/1/40	1,228,712	1,278,561
4.00% 1/1/41	2,571,338	2,667,043
4.00% 2/1/41	725,956	752,950
4.00% 3/1/41	8,794	9,045

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 4/1/41	241,915	$ 250,914
4.00% 5/1/41	1,246,705	1,293,123
4.00% 6/1/41	10,252	10,545
4.00% 9/1/41	263,949	273,779
4.00% 10/1/41	139,992	145,435
4.00% 11/1/41	281,873	292,368
4.00% 12/1/41	12,929	13,411
4.00% 1/1/42	10,150	10,528
4.00% 3/1/42	130,141	133,859
4.00% 10/1/43	3,633,227	3,764,106
4.00% 12/1/43	903,955	935,796
4.00% 7/1/44	1,812,512	1,875,280
4.00% 9/1/44	1,932,966	1,999,607
4.00% 10/1/44	2,610,676	2,701,124
4.00% 3/1/45	2,200,354	2,267,107
4.00% 7/1/45	2,559,509	2,646,836
4.00% 9/1/45	7,291,852	7,540,655
4.00% 4/1/46	1,843,237	1,906,128
4.00% 7/1/46	653,161	675,137
4.00% 11/1/46	2,964,090	3,063,402
4.00% 4/1/47	763,026	788,585
4.00% 8/1/47	6,031,286	6,233,317
4.00% 9/1/47	1,660,579	1,715,893
4.00% 12/1/47	6,087,041	6,289,384
4.00% 1/1/48	1,786,939	1,846,994
4.00% 2/1/48	4,061,355	4,193,953
4.00% 5/1/48	1,397,940	1,442,505
4.00% 7/1/48	3,631,866	3,746,715
4.50% 8/1/33	16,823	17,780
4.50% 1/1/34	11,807	12,473
4.50% 9/1/35	47,505	50,165
4.50% 2/1/38	16,158	17,078
4.50% 4/1/38	18,155	18,908
4.50% 7/1/38	48,580	51,315
4.50% 11/1/38	80,036	84,574
4.50% 2/1/39	227,329	240,180
4.50% 3/1/39	169,003	178,517
4.50% 4/1/39	702,940	744,902
4.50% 5/1/39	277,820	295,159
4.50% 6/1/39	77,843	82,251
4.50% 7/1/39	262,460	277,376
4.50% 9/1/39	203,265	215,704
4.50% 1/1/40	624,728	665,913
4.50% 2/1/40	1,017,310	1,080,664
4.50% 5/1/40	619,477	655,868
4.50% 6/1/40	314,733	332,748
4.50% 8/1/40	124,188	130,991
4.50% 9/1/40	314,226	332,219
4.50% 10/1/40	1,977,912	2,092,005
4.50% 11/1/40	307,686	323,343
4.50% 2/1/41	1,232,631	1,303,213
4.50% 4/1/41	13,161	13,712
4.50% 5/1/41	1,543,553	1,630,717
4.50% 6/1/41	114,328	119,296
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/42	1,676,831	$ 1,772,793
4.50% 9/1/43	684,732	721,396
4.50% 12/1/43	2,318,597	2,442,757
4.50% 10/1/44	234,694	247,255
4.50% 9/1/47	2,033,402	2,128,212
4.50% 11/1/47	1,599,259	1,673,814
4.50% 8/1/48	5,599,888	5,855,852
4.50% 12/1/48	4,798,864	5,014,439
5.00% 9/1/33	93,766	100,888
5.00% 4/1/34	343,108	369,077
5.00% 7/1/34	229,720	247,145
5.00% 11/1/34	100,458	107,970
5.00% 4/1/35	67,641	72,759
5.00% 6/1/35	121,032	130,155
5.00% 7/1/35	1,311,062	1,410,305
5.00% 9/1/35	23,040	24,772
5.00% 10/1/35	83,087	89,410
5.00% 12/1/35	389,141	418,717
5.00% 2/1/36	890,525	962,778
5.00% 3/1/36	50,067	53,872
5.00% 11/1/36	17,196	18,482
5.00% 4/1/38	110,565	118,745
5.00% 7/1/38	14,474	15,558
5.00% 11/1/38	12,991	13,723
5.00% 8/1/39	487,900	525,940
5.00% 12/1/39	111,426	120,171
5.00% 1/1/40	252,528	274,565
5.00% 7/1/40	1,000,976	1,079,677
5.00% 9/1/40	316,501	341,386
5.00% 6/1/41	870,590	939,054
5.50% 11/1/33	35,529	38,263
5.50% 1/1/34	46,988	51,708
5.50% 5/1/34	61,663	67,486
5.50% 7/1/34	40,951	44,994
5.50% 10/1/34	108,617	119,374
5.50% 9/1/35	53,265	58,553
5.50% 10/1/35	40,256	44,119
5.50% 12/1/35	274,308	294,878
5.50% 1/1/36	287,725	316,179
5.50% 4/1/36	669,299	735,937
5.50% 8/1/36	201,707	221,988
5.50% 1/1/37	192,783	211,041
5.50% 3/1/37	69,151	75,890
5.50% 5/1/37	77,475	85,071
5.50% 6/1/37	60,345	66,330
5.50% 8/1/37	24,990	27,429
5.50% 11/1/37	1,059	1,162
5.50% 12/1/37	87	93
5.50% 1/1/38	1,360,563	1,474,389
5.50% 2/1/38	27,849	29,915
5.50% 5/1/38	112,052	122,120
5.50% 6/1/38	6,879	7,564
5.50% 7/1/38	61,815	66,630
5.50% 10/1/38	24,296	26,340

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/39	106,242	$ 115,915
5.50% 5/1/39	234,690	255,527
5.50% 6/1/39	234,568	254,779
5.50% 10/1/39	100,875	109,134
5.50% 7/1/41	183,861	199,986
6.00% 12/1/35	85,740	96,542
6.00% 2/1/36	33,378	36,825
6.00% 6/1/36	22,122	24,385
6.00% 7/1/36	75,158	82,791
6.00% 8/1/36	37,434	40,864
6.00% 9/1/36	51,057	55,730
6.00% 10/1/36	42,365	46,021
6.00% 11/1/36	5,942	6,540
6.00% 1/1/37	54,495	60,042
6.00% 2/1/37	222,513	245,355
6.00% 3/1/37	35,709	39,262
6.00% 4/1/37	3,592	3,868
6.00% 5/1/37	80,762	88,986
6.00% 6/1/37	38,497	42,389
6.00% 8/1/37	75,575	83,185
6.00% 9/1/37	125,647	138,181
6.00% 10/1/37	164,753	181,194
6.00% 11/1/37	36,398	40,022
6.00% 1/1/38	19,016	20,931
6.00% 2/1/38	18,402	19,819
6.00% 4/1/38	2,211	2,396
6.00% 5/1/38	83,103	91,556
6.00% 6/1/38	22,579	24,751
6.00% 8/1/38	34,527	37,235
6.00% 9/1/38	22,821	24,578
6.00% 10/1/38	11,709	12,771
6.00% 11/1/38	14,673	16,155
6.00% 12/1/38	302,326	333,193
6.00% 4/1/40	258,664	285,325
6.00% 6/1/40	453,053	499,412
6.50% 3/1/32	745	823
6.50% 7/1/36	40,503	45,898
6.50% 9/1/36	43,156	50,053
6.50% 11/1/36	88,445	103,668
6.50% 9/1/37	9,509	10,682
6.50% 10/1/37	99,358	112,021
6.50% 2/1/38	88,358	100,371
6.50% 3/1/38	232,941	265,033
6.50% 5/1/38	28,327	31,301
6.50% 7/1/38	116,811	134,816
6.50% 10/1/38	80,262	89,347
7.00% 8/1/39	149,717	165,383
Fannie Mae S.F. 30 yr TBA
4.00% 4/10/49	10,000,000	10,286,021
4.50% 4/10/49	1,000,000	1,041,953
5.00% 4/1/49	1,900,000	2,008,686
Freddie Mac Gold Pool 3.00% 2/1/47	4,127,410	4,109,291
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
2.50% 4/1/28	80,963	$ 80,946
2.50% 7/1/28	332,882	332,814
2.50% 8/1/28	2,136,044	2,135,609
2.50% 9/1/28	1,590,566	1,588,762
2.50% 10/1/28	2,178,081	2,177,636
2.50% 10/1/29	1,384,764	1,383,842
2.50% 1/1/31	1,701,436	1,691,880
2.50% 5/1/31	672,758	668,980
2.50% 6/1/31	2,420,192	2,406,600
2.50% 12/1/31	2,176,586	2,167,094
2.50% 12/1/32	1,686,026	1,676,556
3.00% 11/1/26	1,727,066	1,749,790
3.00% 2/1/27	169,191	171,421
3.00% 3/1/27	477,158	481,860
3.00% 4/1/27	512,808	519,558
3.00% 11/1/27	281,543	285,246
3.00% 2/1/29	939,831	952,225
3.00% 4/1/30	2,512,436	2,542,451
3.00% 12/1/30	2,786,831	2,814,297
3.00% 5/1/31	1,414,512	1,428,453
3.00% 2/1/32	1,059,861	1,071,898
3.00% 5/1/32	881,209	889,894
3.00% 11/1/32	1,611,118	1,626,997
3.50% 12/1/25	791,507	812,522
3.50% 3/1/26	590,319	604,485
3.50% 10/1/27	383,818	393,292
3.50% 2/1/30	230,622	236,561
3.50% 4/1/32	717,402	734,936
4.00% 2/1/24	28,329	29,236
4.00% 8/1/24	50,710	52,334
4.00% 2/1/25	76,744	79,201
4.00% 7/1/25	212,422	219,223
4.00% 4/1/26	482,655	498,124
4.50% 7/1/19	1,621	1,650
4.50% 12/1/19	47	48
4.50% 4/1/21	1,279	1,302
4.50% 6/1/24	2,415	2,489
4.50% 7/1/24	83,389	85,910
4.50% 8/1/24	45,250	46,709
4.50% 11/1/24	82,060	84,553
4.50% 5/1/25	26,536	27,340
5.00% 4/1/23	45,037	46,789
5.00% 1/1/25	7,573	7,623
5.00% 3/1/25	26,024	27,033
6.00% 11/1/23	33,456	35,200
Freddie Mac S.F. 20 yr
3.00% 5/1/35	1,846,253	1,862,871
3.00% 4/1/36	1,681,590	1,698,109
3.00% 2/1/37	1,072,850	1,083,393
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,888,764	1,889,801
3.00% 1/1/43	3,476,099	3,478,007
3.00% 3/1/43	2,237,087	2,238,315
3.00% 4/1/43	2,698,002	2,699,483

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 7/1/43	1,086,469	$ 1,087,064
3.00% 8/1/43	467,466	467,722
3.00% 10/1/43	1,430,170	1,430,956
3.00% 8/1/45	5,576,869	5,565,252
3.00% 4/1/46	1,495,172	1,490,436
3.00% 10/1/46	5,812,633	5,794,220
3.00% 11/1/46	3,551,915	3,536,322
3.00% 12/1/46	2,154,276	2,144,818
3.00% 1/1/47	4,003,237	3,985,663
3.00% 2/1/47	1,819,972	1,814,206
3.00% 12/1/47	463,543	461,644
3.50% 2/1/42	2,015,086	2,059,510
3.50% 5/1/42	1,841,731	1,882,338
3.50% 10/1/42	1,764,180	1,803,080
3.50% 2/1/43	1,152,429	1,177,826
3.50% 5/1/43	1,316,527	1,345,078
3.50% 8/1/43	2,606,765	2,662,356
3.50% 2/1/44	856,275	873,910
3.50% 3/1/44	61,541	62,786
3.50% 6/1/44	1,015,724	1,035,755
3.50% 8/1/44	1,132,416	1,154,397
3.50% 11/1/44	2,027,543	2,065,648
3.50% 1/1/45	2,468,053	2,513,305
3.50% 7/1/45	6,039,007	6,154,333
3.50% 10/1/45	2,570,392	2,616,730
3.50% 12/1/45	1,328,250	1,354,952
3.50% 1/1/46	3,393,012	3,454,176
3.50% 3/1/46	1,777,159	1,808,280
3.50% 5/1/46	1,367,794	1,391,746
3.50% 6/1/46	2,972,608	3,016,400
3.50% 12/1/46	3,441,562	3,499,348
3.50% 2/1/47	2,809,149	2,856,036
3.50% 3/1/47	1,651,392	1,678,956
3.50% 10/1/47	1,359,302	1,381,431
3.50% 11/1/47	1,345,463	1,367,227
3.50% 12/1/47	2,712,058	2,755,928
3.50% 2/1/48	4,548,960	4,622,532
3.50% 5/1/48	1,905,441	1,936,258
4.00% 5/1/39	189,117	196,279
4.00% 2/1/40	84,653	87,867
4.00% 5/1/40	109,673	113,838
4.00% 8/1/40	34,737	36,052
4.00% 9/1/40	287,049	297,942
4.00% 10/1/40	980,200	1,017,403
4.00% 11/1/40	2,267,569	2,353,534
4.00% 12/1/40	1,246,054	1,293,353
4.00% 2/1/41	1,023,020	1,063,028
4.00% 12/1/41	1,507,454	1,564,724
4.00% 1/1/42	488,965	503,305
4.00% 3/1/42	84,064	87,322
4.00% 4/1/42	2,021,891	2,098,637
4.00% 6/1/42	7,593	7,882
4.00% 5/1/44	2,405,213	2,489,083
4.00% 9/1/44	747,009	772,444
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 4/1/45	2,518,266	$ 2,601,422
4.00% 10/1/45	1,284,017	1,326,418
4.00% 11/1/45	474,973	490,658
4.00% 1/1/46	1,474,840	1,523,468
4.00% 2/1/46	1,136,318	1,173,939
4.00% 2/1/47	735,467	759,294
4.00% 9/1/47	6,365,006	6,575,139
4.00% 11/1/47	881,377	911,022
4.00% 12/1/47	1,786,613	1,844,407
4.00% 1/1/48	903,161	932,678
4.00% 5/1/48	5,633,164	5,816,522
4.00% 7/1/48	1,899,895	1,960,453
4.00% 10/1/48	2,998,740	3,093,836
4.00% 3/1/49	3,485,519	3,592,048
4.50% 2/1/39	40,406	42,691
4.50% 4/1/39	21,810	23,084
4.50% 5/1/39	62,014	65,932
4.50% 6/1/39	492,345	522,377
4.50% 7/1/39	118,068	125,002
4.50% 9/1/39	507,265	540,747
4.50% 10/1/39	394,423	417,629
4.50% 1/1/40	1,192,362	1,268,051
4.50% 2/1/40	723,134	769,019
4.50% 7/1/40	105,779	112,015
4.50% 8/1/40	74,144	78,516
4.50% 9/1/40	628,845	668,749
4.50% 2/1/41	2,057,453	2,178,695
4.50% 3/1/41	306,490	327,399
4.50% 9/1/41	630,173	667,306
4.50% 3/1/44	291,952	306,272
4.50% 5/1/44	21,013	21,929
4.50% 7/1/45	1,023,257	1,083,392
4.50% 4/1/47	476,574	499,616
4.50% 9/1/47	909,940	953,893
4.50% 12/1/47	457,979	480,240
4.50% 8/1/48	3,241,917	3,395,773
4.50% 3/1/49	4,477,801	4,672,950
5.00% 10/1/34	121,356	130,968
5.00% 2/1/35	36,130	38,925
5.00% 8/1/35	48,641	52,415
5.00% 10/1/35	24,565	26,477
5.00% 11/1/35	12,066	12,995
5.00% 12/1/35	83,220	89,691
5.00% 2/1/37	60,325	64,910
5.00% 12/1/37	268,570	289,344
5.00% 1/1/38	3,533	3,802
5.00% 4/1/38	2,460	2,648
5.00% 6/1/38	111,428	120,018
5.00% 7/1/38	14,775	15,918
5.00% 9/1/38	6,009	6,472
5.00% 10/1/38	116,322	125,315
5.00% 12/1/38	95,582	102,944
5.00% 1/1/39	28,954	31,191
5.00% 2/1/39	532,163	573,229

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 3/1/39	1,290,251	$ 1,391,892
5.00% 8/1/39	88,401	95,669
5.00% 9/1/39	398,724	430,546
5.00% 1/1/40	248,542	268,505
5.00% 5/1/40	91,864	99,243
5.00% 6/1/40	830,547	897,260
5.00% 9/1/40	80,668	86,941
5.00% 3/1/41	174,300	187,021
5.00% 9/1/48	454,034	480,565
5.50% 8/1/33	31,225	33,940
5.50% 6/1/34	80,046	87,919
5.50% 6/1/35	48,270	53,052
5.50% 11/1/35	74,992	82,299
5.50% 1/1/37	37,048	40,683
5.50% 5/1/37	44,531	48,924
5.50% 7/1/37	20,981	22,896
5.50% 1/1/38	191,316	210,151
5.50% 2/1/38	45,750	50,064
5.50% 5/1/38	400,704	437,307
5.50% 6/1/38	12,685	13,871
5.50% 8/1/38	50,282	54,962
5.50% 12/1/38	56,255	61,412
5.50% 8/1/39	85,136	92,942
5.50% 12/1/39	482,014	525,870
5.50% 3/1/40	263,501	287,558
5.50% 4/1/40	644,736	704,496
5.50% 5/1/40	174,668	191,101
5.50% 6/1/41	46,977	51,424
6.00% 11/1/28	9,295	10,229
6.00% 7/1/33	12,123	13,243
6.00% 8/1/36	12,204	13,443
6.00% 11/1/36	19,827	21,810
6.00% 4/1/37	442	487
6.00% 5/1/37	75,598	83,176
6.00% 8/1/37	126,487	139,136
6.00% 9/1/37	87,669	96,503
6.00% 10/1/37	9,927	10,736
6.00% 11/1/37	119,628	131,792
6.00% 12/1/37	12,933	13,986
6.00% 1/1/38	101,767	111,986
6.00% 4/1/38	7,258	7,911
6.00% 6/1/38	13,341	14,638
6.00% 7/1/38	22,759	25,021
6.00% 8/1/38	24,864	27,134
6.00% 9/1/38	15,470	16,931
6.00% 10/1/38	56,141	61,148
6.00% 11/1/38	19,790	21,402
6.00% 3/1/39	20,648	22,723
6.00% 5/1/40	562,478	619,472
6.00% 7/1/40	734,360	808,600
6.50% 11/1/36	105,891	123,334
6.50% 8/1/37	56,878	63,795
6.50% 10/1/37	14,617	16,339
6.50% 6/1/38	28,696	31,773
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.50% 4/1/39	55,478	$ 62,335
GNMA I S.F. 30 yr
3.00% 9/15/42	1,030,130	1,037,783
3.00% 11/15/42	1,001,601	1,009,050
3.00% 12/15/42	283,680	285,787
3.00% 2/15/45	527,178	531,088
3.50% 10/15/40	170,362	174,895
3.50% 1/15/41	62,773	64,454
3.50% 7/15/41	71,987	73,904
3.50% 10/15/41	381,697	391,854
3.50% 3/15/42	30,363	31,173
3.50% 6/15/42	1,677,449	1,722,091
3.50% 10/15/42	152,748	156,197
4.00% 6/15/39	60,599	62,966
4.00% 4/15/40	1,423,280	1,479,197
4.00% 8/15/40	308,630	320,684
4.00% 10/15/40	434,141	451,368
4.00% 12/15/40	705,218	735,011
4.00% 1/15/41	693,455	722,614
4.00% 9/15/41	235,346	244,551
4.50% 2/15/39	87,366	91,877
4.50% 3/15/39	683,101	718,783
4.50% 4/15/39	82,532	86,468
4.50% 5/15/39	66,423	70,136
4.50% 6/15/39	89,603	93,732
4.50% 7/15/39	250,372	263,436
4.50% 8/15/39	39,702	41,772
4.50% 9/15/39	206,459	216,371
4.50% 10/15/39	744,029	789,052
4.50% 11/15/39	290,546	305,727
4.50% 12/15/39	158,654	166,933
4.50% 1/15/40	611,053	642,833
4.50% 4/15/40	136,219	143,351
4.50% 5/15/40	173,336	182,981
4.50% 6/15/40	460,717	485,801
4.50% 8/15/40	184,754	194,323
4.50% 9/15/40	117,213	123,324
4.50% 1/15/41	414,259	437,993
4.50% 2/15/41	1,482,232	1,561,777
4.50% 3/15/41	131,132	137,979
4.50% 6/15/41	129,661	136,402
4.50% 7/15/41	18,593	19,563
5.00% 3/15/35	43,731	46,508
5.00% 3/15/38	14,846	15,947
5.00% 4/15/38	9,437	9,895
5.00% 5/15/38	2,070	2,224
5.00% 8/15/38	2,488	2,597
5.00% 1/15/39	140,543	150,864
5.00% 4/15/39	165,042	177,210
5.00% 5/15/39	721,290	774,717
5.00% 6/15/39	546,544	586,786
5.00% 9/15/39	1,162,925	1,230,158
5.00% 10/15/39	125,272	134,291
5.00% 11/15/39	290,542	312,097

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 1/15/40	791,499	$ 845,538
5.00% 2/15/40	374,408	402,092
5.00% 4/15/40	278,961	292,433
5.00% 7/15/40	278,307	298,821
5.50% 10/15/33	140,531	154,520
5.50% 4/15/37	33,812	37,173
5.50% 7/15/37	18,911	20,780
5.50% 1/15/38	114,715	126,145
5.50% 2/15/38	154,417	169,762
5.50% 7/15/38	62,494	68,472
5.50% 8/15/38	17,248	18,895
5.50% 9/15/38	313,916	345,385
5.50% 12/15/38	201,307	221,080
5.50% 1/15/39	129,039	139,075
5.50% 5/15/39	150,423	165,417
5.50% 7/15/39	4,195	4,490
5.50% 10/15/39	161,625	176,998
5.50% 12/15/39	44,349	48,539
5.50% 4/15/40	297,157	326,450
5.50% 2/15/41	41,201	45,118
6.00% 5/15/37	1,532	1,650
6.00% 1/15/38	69,638	76,654
6.00% 3/15/38	1,079	1,162
6.00% 5/15/38	16,362	17,771
6.00% 7/15/38	8,816	9,573
6.00% 8/15/38	37,653	40,887
6.00% 10/15/38	42,350	46,556
6.00% 11/15/38	52,395	57,487
6.00% 12/15/38	90,141	99,311
6.00% 1/15/39	12,247	13,192
6.00% 5/15/39	2,331	2,511
6.00% 8/15/39	4,777	5,145
6.00% 10/15/39	3,921	4,223
6.00% 6/15/40	6,985	7,524
6.00% 12/15/40	400,872	442,989
6.50% 5/15/38	12,175	13,426
6.50% 7/15/38	66,774	73,613
6.50% 10/15/38	10,789	12,097
6.50% 2/15/39	91,725	101,988
6.50% 8/15/39	9,574	10,510
GNMA II S.F. 30 yr
3.00% 9/20/42	1,584,802	1,594,534
3.00% 11/20/42	801,064	805,982
3.00% 12/20/42	1,269,116	1,276,910
3.00% 1/20/43	1,246,936	1,254,588
3.00% 2/20/43	1,820,730	1,832,458
3.00% 3/20/43	2,924,235	2,942,746
3.00% 6/20/43	1,105,371	1,112,156
3.00% 9/20/43	1,968,197	1,980,286
3.00% 12/20/44	1,625,312	1,637,996
3.00% 3/20/45	1,686,496	1,696,843
3.00% 4/20/45	1,405,839	1,414,471
3.00% 6/20/45	2,289,316	2,303,364
3.00% 8/20/45	2,689,559	2,706,082
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 12/20/45	615,921	$ 619,704
3.00% 5/20/46	2,733,127	2,750,743
3.00% 9/20/46	3,207,362	3,229,037
3.00% 10/20/46	3,256,791	3,276,791
3.00% 11/20/46	2,653,618	2,669,915
3.00% 12/20/46	6,288,288	6,326,898
3.00% 1/20/47	4,821,674	4,850,555
3.00% 2/20/47	1,605,084	1,614,693
3.00% 6/20/47	2,094,654	2,106,247
3.00% 10/20/47	3,412,925	3,428,740
3.00% 1/20/48	1,853,528	1,862,029
3.50% 4/20/42	557,379	571,444
3.50% 6/20/42	1,666,262	1,709,530
3.50% 10/20/42	673,597	690,472
3.50% 12/20/42	1,401,255	1,436,334
3.50% 2/20/43	2,330,850	2,399,330
3.50% 3/20/43	1,099,349	1,126,512
3.50% 5/20/43	1,696,106	1,738,578
3.50% 9/20/43	2,063,223	2,114,891
3.50% 1/20/44	2,251,427	2,307,721
3.50% 10/20/44	1,840,649	1,884,547
3.50% 12/20/44	1,323,995	1,355,221
3.50% 3/20/45	1,183,026	1,210,762
3.50% 4/20/45	6,021,619	6,159,046
3.50% 6/20/45	2,377,581	2,433,361
3.50% 10/20/45	2,486,079	2,544,478
3.50% 11/20/45	1,602,919	1,642,531
3.50% 12/20/45	551,335	564,281
3.50% 3/20/46	2,241,731	2,294,338
3.50% 5/20/46	4,308,966	4,410,073
3.50% 6/20/46	4,570,933	4,678,209
3.50% 7/20/46	2,756,539	2,821,269
3.50% 10/20/46	4,931,867	5,047,607
3.50% 1/20/47	2,058,724	2,106,855
3.50% 6/20/47	3,351,885	3,428,230
3.50% 7/20/47	3,020,930	3,089,398
3.50% 9/20/47	3,546,003	3,625,528
3.50% 10/20/47	810,272	828,355
3.50% 11/20/47	3,174,988	3,245,569
3.50% 1/20/48	13,977,336	14,286,346
3.50% 6/20/48	4,145,438	4,236,632
4.00% 8/20/40	373,078	388,473
4.00% 10/20/41	69,233	72,087
4.00% 11/20/41	1,197,899	1,247,321
4.00% 12/20/41	480,286	500,096
4.00% 5/20/42	1,074,556	1,118,802
4.00% 7/20/42	694,797	723,289
4.00% 8/20/42	506,380	527,111
4.00% 8/20/43	850,324	884,282
4.00% 3/20/44	1,247,563	1,297,403
4.00% 8/20/44	1,676,626	1,736,921
4.00% 10/20/44	481,172	498,470
4.00% 12/20/44	1,673,229	1,740,030
4.00% 1/20/45	344,975	358,767

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 2/20/45	880,485	$ 915,626
4.00% 8/20/45	749,043	777,097
4.00% 9/20/45	1,084,373	1,124,484
4.00% 10/20/45	1,580,870	1,637,734
4.00% 11/20/45	1,004,202	1,044,275
4.00% 1/20/46	219,255	227,206
4.00% 6/20/46	1,010,682	1,048,512
4.00% 1/20/47	944,721	975,794
4.00% 3/20/47	6,262,856	6,481,273
4.00% 4/20/47	2,040,173	2,109,178
4.00% 6/20/47	1,467,025	1,515,277
4.00% 7/20/47	539,975	557,909
4.00% 8/20/47	2,071,859	2,140,005
4.00% 2/20/48	1,351,061	1,395,499
4.00% 8/20/48	4,203,695	4,341,959
4.50% 7/20/41	1,646,058	1,733,231
4.50% 12/20/43	1,065,272	1,121,111
4.50% 1/20/44	904,818	952,203
4.50% 3/20/44	683,858	719,624
4.50% 4/20/45	551,146	579,941
4.50% 4/20/47	606,865	633,370
4.50% 7/20/47	640,288	665,226
4.50% 9/20/47	345,177	358,621
4.50% 3/20/48	1,269,537	1,318,982
4.50% 11/20/48	2,739,716	2,848,702
5.00% 4/20/43	765,319	818,582
5.00% 7/20/48	1,362,848	1,428,206
GNMA II S.F. 30 yr TBA
4.00% 4/17/49	3,875,000	4,000,862
4.50% 4/17/49	9,225,000	9,581,208
Total Agency Mortgage-Backed Securities (Cost $793,642,174)		790,547,145
AGENCY OBLIGATIONS–1.07%
Federal Farm Credit Banks 1.68% 10/13/20	1,000,000	990,298
Federal Home Loan Banks
1.13% 7/14/21	2,000,000	1,947,978
1.83% 7/29/20	1,000,000	992,853
2.63% 10/1/20	4,000,000	4,017,260
3.25% 11/16/28	1,255,000	1,321,925
5.50% 7/15/36	300,000	400,808
Federal Home Loan Mortgage
1.33% 12/30/20	1,000,000	983,474
1.38% 5/1/20	2,600,000	2,570,813
1.63% 9/29/20	650,000	643,128
2.38% 1/13/22	4,500,000	4,514,329
6.25% 7/15/32	750,000	1,036,012
6.75% 9/15/29	100,000	136,352
6.75% 3/15/31	300,000	419,512
Federal National Mortgage Association
2.13% 4/24/26	1,765,000	1,725,373
2.50% 4/13/21	2,000,000	2,008,008
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.63% 9/6/24	2,085,000	$ 2,117,011
5.63% 7/15/37	100,000	135,397
6.25% 5/15/29	500,000	658,251
6.63% 11/15/30	300,000	413,660
7.13% 1/15/30	500,000	702,432
7.25% 5/15/30	500,000	713,149
Tennessee Valley Authority
3.88% 2/15/21	400,000	410,901
4.63% 9/15/60	150,000	192,528
4.65% 6/15/35	500,000	590,794
Series B 4.70% 7/15/33	200,000	238,395
5.38% 4/1/56	200,000	284,146
5.88% 4/1/36	75,000	100,668
6.15% 1/15/38	100,000	139,516
7.13% 5/1/30	100,000	140,616
Total Agency Obligations (Cost $29,542,052)		30,545,587

CORPORATE BONDS–25.97%
Advertising–0.03%
Omnicom Group
3.60% 4/15/26	200,000	198,565
3.63% 5/1/22	200,000	203,673
4.45% 8/15/20	35,000	35,777
WPP Finance 2010
4.75% 11/21/21	100,000	103,391
5.63% 11/15/43	250,000	247,561
		788,967
Aerospace & Defense–0.43%
Boeing
1.65% 10/30/20	100,000	98,289
1.88% 6/15/23	250,000	240,421
2.60% 10/30/25	100,000	97,578
2.80% 3/1/23	100,000	100,210
3.25% 3/1/28	95,000	95,484
3.55% 3/1/38	65,000	62,657
3.63% 3/1/48	35,000	33,406
3.85% 11/1/48	35,000	34,807
6.13% 2/15/33	50,000	63,475
6.88% 3/15/39	100,000	137,342
Embraer Netherlands Finance 5.40% 2/1/27	330,000	356,812
General Dynamics
1.88% 8/15/23	150,000	145,446
2.13% 8/15/26	150,000	142,156
2.25% 11/15/22	250,000	247,576
2.38% 11/15/24	100,000	97,924
2.63% 11/15/27	100,000	97,249
2.88% 5/11/20	150,000	150,525
3.00% 5/11/21	125,000	126,176
3.38% 5/15/23	125,000	128,524

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
General Dynamics (continued)
3.50% 5/15/25	150,000	$ 155,185
3.75% 5/15/28	160,000	168,707
Harris
2.70% 4/27/20	30,000	29,893
3.83% 4/27/25	450,000	461,491
4.85% 4/27/35	70,000	75,229
5.05% 4/27/45	70,000	77,313
L3 Technologies
3.85% 6/15/23	105,000	108,271
3.85% 12/15/26	75,000	76,396
3.95% 5/28/24	154,000	158,246
4.40% 6/15/28	150,000	157,536
4.95% 2/15/21	100,000	103,345
Lockheed Martin
2.50% 11/23/20	150,000	149,596
2.90% 3/1/25	300,000	299,480
3.10% 1/15/23	50,000	50,582
3.35% 9/15/21	100,000	101,637
3.60% 3/1/35	150,000	148,383
3.80% 3/1/45	250,000	247,381
4.07% 12/15/42	279,000	284,700
4.50% 5/15/36	40,000	43,441
4.70% 5/15/46	109,000	122,999
Northrop Grumman
2.08% 10/15/20	120,000	118,924
2.55% 10/15/22	200,000	197,907
3.20% 2/1/27	100,000	98,530
3.25% 8/1/23	350,000	354,404
3.25% 1/15/28	125,000	123,034
3.50% 3/15/21	100,000	101,534
4.03% 10/15/47	300,000	296,465
5.05% 11/15/40	100,000	111,464
Northrop Grumman Systems 7.75% 2/15/31	150,000	205,416
Raytheon
2.50% 12/15/22	125,000	124,703
3.13% 10/15/20	200,000	201,574
4.70% 12/15/41	200,000	230,491
7.20% 8/15/27	100,000	129,044
Rockwell Collins
2.80% 3/15/22	150,000	149,703
3.20% 3/15/24	150,000	149,447
3.50% 3/15/27	107,000	105,752
3.70% 12/15/23	150,000	152,775
4.35% 4/15/47	70,000	69,130
4.80% 12/15/43	100,000	105,633
Spirit AeroSystems
3.85% 6/15/26	75,000	72,132
4.60% 6/15/28	150,000	151,004
United Technologies
1.90% 5/4/20	150,000	148,847
1.95% 11/1/21	150,000	147,054
2.30% 5/4/22	150,000	147,798
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
2.65% 11/1/26	85,000	$ 80,924
2.80% 5/4/24	100,000	98,800
3.10% 6/1/22	409,000	411,824
3.13% 5/4/27	350,000	342,320
3.35% 8/16/21	45,000	45,622
3.65% 8/16/23	110,000	112,973
3.75% 11/1/46	100,000	91,996
3.95% 8/16/25	75,000	77,964
4.05% 5/4/47	50,000	47,970
4.13% 11/16/28	180,000	187,172
4.15% 5/15/45	250,000	243,630
4.45% 11/16/38	60,000	62,139
4.50% 4/15/20	210,000	213,959
4.50% 6/1/42	400,000	414,164
4.63% 11/16/48	100,000	106,244
5.40% 5/1/35	200,000	224,960
6.05% 6/1/36	150,000	178,590
6.13% 7/15/38	200,000	243,249
		12,353,133
Agriculture–0.31%
Altria Group
2.63% 9/16/26	145,000	133,972
2.85% 8/9/22	200,000	199,618
3.49% 2/14/22	65,000	66,050
3.80% 2/14/24	125,000	127,295
3.88% 9/16/46	200,000	164,544
4.00% 1/31/24	89,000	91,894
4.40% 2/14/26	125,000	128,599
4.50% 5/2/43	100,000	90,058
4.75% 5/5/21	200,000	207,882
4.80% 2/14/29	225,000	232,167
5.38% 1/31/44	63,000	62,967
5.80% 2/14/39	165,000	174,817
5.95% 2/14/49	260,000	279,434
6.20% 2/14/59	75,000	80,867
Archer-Daniels-Midland
2.50% 8/11/26	250,000	240,625
3.75% 9/15/47	100,000	97,491
4.02% 4/16/43	100,000	101,886
4.48% 3/1/21	235,000	243,686
BAT Capital
2.30% 8/14/20	200,000	197,989
2.76% 8/15/22	400,000	393,606
3.22% 8/15/24	400,000	391,343
3.56% 8/15/27	600,000	568,664
4.39% 8/15/37	275,000	246,486
4.54% 8/15/47	240,000	210,635
Bunge Limited Finance
3.00% 9/25/22	55,000	54,760
3.25% 8/15/26	45,000	40,444
3.50% 11/24/20	75,000	75,391
3.75% 9/25/27	55,000	50,085

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Bunge Limited Finance (continued)
4.35% 3/15/24	150,000	$ 151,988
Philip Morris International
1.88% 2/25/21	100,000	98,763
2.13% 5/10/23	50,000	48,712
2.38% 8/17/22	150,000	148,125
2.63% 2/18/22	75,000	74,931
2.75% 2/25/26	100,000	97,543
2.90% 11/15/21	250,000	251,443
3.13% 8/17/27	150,000	146,998
3.38% 8/11/25	100,000	100,900
3.60% 11/15/23	600,000	617,650
4.13% 3/4/43	150,000	142,064
4.25% 11/10/44	85,000	82,679
4.38% 11/15/41	200,000	195,218
4.50% 3/20/42	100,000	98,785
6.38% 5/16/38	150,000	185,956
Reynolds American
3.25% 6/12/20	49,000	49,079
4.00% 6/12/22	490,000	500,678
4.45% 6/12/25	105,000	108,028
4.85% 9/15/23	225,000	237,471
5.70% 8/15/35	50,000	51,948
5.85% 8/15/45	480,000	493,477
6.15% 9/15/43	125,000	130,631
		8,966,322
Airlines–0.08%
♦American Airlines Pass Through Trust
3.00% 4/15/30	55,331	53,661
3.20% 12/15/29	449,750	440,800
3.38% 11/1/28	82,808	81,699
3.65% 2/15/29	90,000	90,706
4.95% 7/15/24	204,244	211,750
♦Continental Airlines Pass Through Trust 4.15% 10/11/25	182,324	186,563
Delta Air Lines
2.60% 12/4/20	135,000	133,869
3.40% 4/19/21	45,000	45,206
3.63% 3/15/22	100,000	100,633
3.80% 4/19/23	60,000	60,686
4.38% 4/19/28	100,000	98,072
♦Delta Air Lines Pass Through Trust 3.20% 10/25/25	25,000	25,402
Southwest Airlines
2.65% 11/5/20	100,000	99,879
3.00% 11/15/26	100,000	96,658
♦Spirit Airlines Pass Through Trust 4.10% 10/1/29	20,775	21,243
♦United Airlines Pass Through Trust
3.10% 1/7/30	92,085	90,259
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass Through Trust (continued)
3.50% 9/1/31	132,650	$ 131,059
3.75% 3/3/28	160,289	161,723
4.15% 2/25/33	120,000	124,492
♦US Airways Pass Through Trust 3.95% 5/15/27	71,835	72,923
		2,327,283
Apparel–0.02%
NIKE
2.25% 5/1/23	100,000	99,170
2.38% 11/1/26	150,000	144,999
3.38% 11/1/46	100,000	94,098
3.63% 5/1/43	100,000	97,929
3.88% 11/1/45	100,000	102,273
Ralph Lauren 3.75% 9/15/25	100,000	102,652
		641,121
Auto Manufacturers–0.48%
American Honda Finance
1.65% 7/12/21	200,000	195,520
1.95% 7/20/20	45,000	44,556
2.45% 9/24/20	150,000	149,504
2.60% 11/16/22	150,000	149,750
2.65% 2/12/21	200,000	199,915
2.90% 2/16/24	100,000	99,904
3.00% 6/16/20	100,000	100,470
3.15% 1/8/21	65,000	65,556
3.38% 12/10/21	75,000	76,350
3.45% 7/14/23	100,000	102,817
3.55% 1/12/24	100,000	103,041
3.63% 10/10/23	75,000	77,704
Daimler Finance North America 8.50% 1/18/31	200,000	285,482
Ford Motor
4.35% 12/8/26	500,000	464,559
4.75% 1/15/43	400,000	314,187
5.29% 12/8/46	300,000	251,827
Ford Motor Credit
2.34% 11/2/20	200,000	195,631
2.43% 6/12/20	200,000	197,413
3.10% 5/4/23	200,000	187,662
3.16% 8/4/20	300,000	297,933
3.20% 1/15/21	300,000	295,809
3.34% 3/18/21	200,000	197,029
3.66% 9/8/24	250,000	230,536
3.81% 10/12/21	200,000	198,224
3.81% 1/9/24	200,000	189,492
3.82% 11/2/27	200,000	174,813
4.13% 8/4/25	300,000	277,625
4.69% 6/9/25	200,000	191,225
5.75% 2/1/21	200,000	206,043
5.88% 8/2/21	250,000	258,951

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors
4.20% 10/1/27	200,000	$ 191,987
5.00% 10/1/28	150,000	149,752
5.15% 4/1/38	125,000	114,413
5.40% 4/1/48	200,000	183,122
5.95% 4/1/49	100,000	97,099
6.25% 10/2/43	350,000	348,790
6.60% 4/1/36	305,000	319,516
6.75% 4/1/46	75,000	78,337
General Motors Financial
2.65% 4/13/20	125,000	124,522
3.15% 6/30/22	115,000	113,911
3.20% 7/13/20	200,000	200,369
3.20% 7/6/21	200,000	199,177
3.25% 1/5/23	150,000	147,157
3.45% 1/14/22	250,000	250,164
3.55% 4/9/21	90,000	90,527
3.70% 11/24/20	250,000	252,131
3.70% 5/9/23	140,000	139,338
3.85% 1/5/28	100,000	92,547
3.95% 4/13/24	150,000	148,540
4.00% 1/15/25	200,000	196,053
4.00% 10/6/26	250,000	239,713
4.20% 3/1/21	250,000	253,663
4.30% 7/13/25	100,000	99,533
4.35% 4/9/25	115,000	114,612
4.35% 1/17/27	180,000	175,113
5.10% 1/17/24	200,000	208,434
5.25% 3/1/26	200,000	206,591
PACCAR Financial
2.05% 11/13/20	100,000	99,164
2.30% 8/10/22	100,000	98,352
2.80% 3/1/21	65,000	65,236
3.15% 8/9/21	100,000	101,241
3.40% 8/9/23	100,000	101,325
Toyota Motor
3.18% 7/20/21	100,000	101,237
3.42% 7/20/23	150,000	154,370
3.67% 7/20/28	105,000	110,069
Toyota Motor Credit
1.90% 4/8/21	150,000	148,000
1.95% 4/17/20	150,000	149,034
2.15% 9/8/22	150,000	148,003
2.25% 10/18/23	150,000	147,144
2.60% 1/11/22	150,000	150,143
2.90% 4/17/24	150,000	151,116
2.95% 4/13/21	75,000	75,538
3.20% 1/11/27	100,000	101,675
3.30% 1/12/22	400,000	407,333
3.40% 9/15/21	600,000	612,123
3.40% 4/14/25	150,000	154,985
		13,590,727
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.03%
Aptiv
4.25% 1/15/26	100,000	$ 103,166
4.35% 3/15/29	65,000	66,098
5.40% 3/15/49	150,000	155,338
Harman International Industries 4.15% 5/15/25	100,000	102,998
Lear
3.80% 9/15/27	100,000	95,914
5.25% 1/15/25	225,000	234,004
Magna International 3.63% 6/15/24	200,000	203,564
		961,082
Banks–6.03%
Australia & New Zealand Banking Group
2.30% 6/1/21	250,000	247,407
2.55% 11/23/21	250,000	248,483
2.63% 5/19/22	250,000	248,562
2.63% 11/9/22	250,000	247,879
2.70% 11/16/20	250,000	249,859
3.70% 11/16/25	250,000	259,192
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	200,424
Banco Santander
3.13% 2/23/23	200,000	197,770
3.50% 4/11/22	200,000	201,991
3.80% 2/23/28	200,000	194,109
3.85% 4/12/23	200,000	201,819
4.25% 4/11/27	200,000	200,333
4.38% 4/12/28	200,000	202,420
5.18% 11/19/25	200,000	211,274
Bancolombia 5.95% 6/3/21	200,000	211,300
Bank of America
2.25% 4/21/20	250,000	248,728
μ2.33% 10/1/21	350,000	346,841
2.50% 10/21/22	500,000	493,959
2.63% 10/19/20	200,000	199,575
2.63% 4/19/21	350,000	349,259
μ2.74% 1/23/22	250,000	249,105
μ2.82% 7/21/23	350,000	347,829
μ3.09% 10/1/25	550,000	545,892
μ3.12% 1/20/23	250,000	250,832
3.25% 10/21/27	500,000	489,993
3.30% 1/11/23	1,000,000	1,013,268
μ3.37% 1/23/26	250,000	250,379
μ3.42% 12/20/28	480,000	469,788
μ3.46% 3/15/25	500,000	505,319
μ3.50% 5/17/22	250,000	253,007
3.50% 4/19/26	350,000	353,308
μ3.55% 3/5/24	400,000	406,398
μ3.59% 7/21/28	350,000	349,273
μ3.82% 1/20/28	250,000	253,597
μ3.86% 7/23/24	400,000	411,559
3.88% 8/1/25	400,000	414,530

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
3.95% 4/21/25	250,000	$ 254,530
μ3.95% 1/23/49	250,000	244,611
μ3.97% 3/5/29	400,000	407,628
μ3.97% 2/7/30	375,000	382,540
4.00% 4/1/24	475,000	495,743
4.10% 7/24/23	850,000	889,222
4.18% 11/25/27	250,000	254,088
μ4.24% 4/24/38	350,000	358,508
4.25% 10/22/26	433,000	445,255
μ4.27% 7/23/29	400,000	416,842
μ4.33% 3/15/50	500,000	515,793
μ4.44% 1/20/48	200,000	208,871
4.45% 3/3/26	430,000	448,541
5.00% 1/21/44	350,000	393,868
5.88% 2/7/42	218,000	272,568
6.11% 1/29/37	200,000	237,616
7.75% 5/14/38	200,000	277,993
μBank of America 3.34% 1/25/23	415,000	420,366
Bank of America NA 6.00% 10/15/36	400,000	496,189
Bank of Montreal
1.90% 8/27/21	250,000	245,769
2.10% 6/15/20	350,000	347,965
2.35% 9/11/22	150,000	148,434
2.55% 11/6/22	300,000	299,180
2.90% 3/26/22	200,000	200,281
3.10% 7/13/20	200,000	201,209
3.10% 4/13/21	90,000	90,832
μ3.80% 12/15/32	300,000	290,381
Bank of New York Mellon
2.05% 5/3/21	300,000	296,226
2.20% 8/16/23	100,000	97,314
2.45% 11/27/20	150,000	149,376
2.45% 8/17/26	250,000	239,835
2.60% 8/17/20	100,000	100,008
2.60% 2/7/22	300,000	299,963
μ2.66% 5/16/23	150,000	149,283
3.00% 2/24/25	100,000	100,071
3.00% 10/30/28	55,000	53,574
3.25% 5/16/27	150,000	151,732
3.30% 8/23/29	650,000	649,768
μ3.44% 2/7/28	180,000	183,003
3.45% 8/11/23	100,000	102,698
3.55% 9/23/21	200,000	204,436
3.85% 4/28/28	100,000	105,953
3.95% 11/18/25	100,000	105,312
4.15% 2/1/21	100,000	102,848
Bank of Nova Scotia
1.85% 4/14/20	500,000	496,364
1.88% 4/26/21	300,000	295,681
2.15% 7/14/20	250,000	248,684
2.35% 10/21/20	150,000	149,499
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
2.45% 3/22/21	150,000	$ 149,318
2.45% 9/19/22	150,000	148,753
2.50% 1/8/21	150,000	149,574
3.13% 4/20/21	250,000	251,891
3.40% 2/11/24	250,000	253,287
4.50% 12/16/25	150,000	156,094
Bank One 8.00% 4/29/27	100,000	126,981
Barclays
2.88% 6/8/20	500,000	499,533
3.20% 8/10/21	250,000	250,212
3.25% 1/12/21	200,000	200,272
3.68% 1/10/23	200,000	199,877
μ4.34% 5/16/24	200,000	202,308
4.34% 1/10/28	200,000	198,973
4.38% 1/12/26	200,000	201,451
μ4.61% 2/15/23	265,000	270,582
4.95% 1/10/47	200,000	200,354
μ4.97% 5/16/29	200,000	206,927
5.25% 8/17/45	200,000	208,619
Barclays Bank
2.65% 1/11/21	200,000	198,501
5.14% 10/14/20	200,000	205,418
BB&T
2.05% 5/10/21	250,000	246,687
2.15% 2/1/21	150,000	148,647
2.85% 10/26/24	100,000	99,445
3.05% 6/20/22	300,000	301,884
3.20% 9/3/21	100,000	101,148
3.70% 6/5/25	150,000	155,755
3.75% 12/6/23	150,000	155,732
3.88% 3/19/29	200,000	202,437
BNP Paribas
3.25% 3/3/23	500,000	507,581
4.25% 10/15/24	200,000	205,313
5.00% 1/15/21	300,000	311,695
BPCE 3.38% 12/2/26	250,000	248,145
Branch Banking & Trust
2.63% 1/15/22	250,000	249,979
3.63% 9/16/25	250,000	255,712
Canadian Imperial Bank of Commerce
2.10% 10/5/20	250,000	248,004
2.70% 2/2/21	125,000	125,133
3.10% 4/2/24	300,000	299,481
Capital One 2.65% 8/8/22	250,000	247,128
Citibank
2.10% 6/12/20	300,000	297,902
2.85% 2/12/21	400,000	401,575
μ3.17% 2/19/22	250,000	251,076
3.40% 7/23/21	300,000	304,021
3.65% 1/23/24	500,000	516,187
Citigroup
2.35% 8/2/21	350,000	346,037
2.65% 10/26/20	350,000	349,255

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
2.70% 3/30/21	300,000	$ 299,851
2.70% 10/27/22	250,000	247,816
μ2.88% 7/24/23	200,000	198,815
2.90% 12/8/21	700,000	700,129
μ3.14% 1/24/23	365,000	366,417
3.20% 10/21/26	300,000	294,114
μ3.52% 10/27/28	250,000	245,847
μ3.67% 7/24/28	200,000	199,654
3.70% 1/12/26	400,000	406,704
3.75% 6/16/24	400,000	414,337
3.88% 10/25/23	350,000	364,116
μ3.88% 1/24/39	250,000	243,708
μ3.98% 3/20/30	750,000	764,023
μ4.04% 6/1/24	250,000	258,450
4.05% 7/30/22	107,000	110,242
4.13% 7/25/28	380,000	381,967
μ4.28% 4/24/48	325,000	332,892
4.30% 11/20/26	400,000	406,912
4.45% 9/29/27	300,000	308,513
4.50% 1/14/22	730,000	761,699
4.60% 3/9/26	105,000	109,783
4.65% 7/30/45	250,000	266,259
4.65% 7/23/48	250,000	268,393
4.75% 5/18/46	150,000	155,659
5.30% 5/6/44	167,000	184,271
5.50% 9/13/25	200,000	219,410
5.88% 2/22/33	200,000	228,979
5.88% 1/30/42	150,000	184,503
6.00% 10/31/33	100,000	117,012
6.63% 6/15/32	100,000	123,157
6.68% 9/13/43	150,000	191,848
8.13% 7/15/39	350,000	526,762
Citizens Bank 2.55% 5/13/21	250,000	248,321
Citizens Bank NA/Providence RI
2.20% 5/26/20	250,000	248,136
2.65% 5/26/22	250,000	248,008
Citizens Financial Group
2.38% 7/28/21	30,000	29,605
4.30% 12/3/25	150,000	153,755
Comerica 3.70% 7/31/23	75,000	77,069
Comerica Bank 4.00% 7/27/25	250,000	258,206
Commonwealth Bank of Australia 2.55% 3/15/21	250,000	248,753
Compass Bank
2.88% 6/29/22	250,000	247,501
3.50% 6/11/21	250,000	252,054
3.88% 4/10/25	250,000	247,759
Cooperatieve Rabobank
2.50% 1/19/21	250,000	248,923
2.75% 1/10/23	250,000	247,992
3.38% 5/21/25	500,000	507,028
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank (continued)
3.75% 7/21/26	250,000	$ 246,318
3.88% 2/8/22	250,000	257,227
3.95% 11/9/22	250,000	254,727
4.50% 1/11/21	550,000	567,130
4.63% 12/1/23	350,000	365,811
5.25% 5/24/41	150,000	181,528
5.25% 8/4/45	250,000	282,312
Credit Suisse
3.63% 9/9/24	700,000	712,339
4.38% 8/5/20	200,000	204,229
Credit Suisse Group Funding Guernsey
3.45% 4/16/21	300,000	303,242
3.80% 9/15/22	400,000	407,710
3.80% 6/9/23	400,000	406,465
4.55% 4/17/26	350,000	365,898
4.88% 5/15/45	400,000	434,497
Deutsche Bank
2.70% 7/13/20	250,000	247,447
2.95% 8/20/20	150,000	148,476
3.13% 1/13/21	200,000	197,589
3.15% 1/22/21	300,000	295,601
3.30% 11/16/22	500,000	484,440
3.38% 5/12/21	300,000	295,489
3.70% 5/30/24	490,000	470,628
4.10% 1/13/26	200,000	191,259
Discover Bank
3.35% 2/6/23	550,000	553,283
4.20% 8/8/23	250,000	260,058
Fifth Third Bancorp
3.50% 3/15/22	200,000	203,473
3.65% 1/25/24	100,000	102,467
4.30% 1/16/24	250,000	261,988
8.25% 3/1/38	100,000	139,433
Fifth Third Bank
2.20% 10/30/20	200,000	198,410
2.25% 6/14/21	200,000	197,947
3.35% 7/26/21	200,000	202,927
3.95% 7/28/25	200,000	209,785
First Republic Bank 4.63% 2/13/47	250,000	254,244
Goldman Sachs Bank USA 3.20% 6/5/20	85,000	85,541
Goldman Sachs Group
2.35% 11/15/21	225,000	221,629
2.60% 12/27/20	750,000	746,148
2.63% 4/25/21	75,000	74,722
2.75% 9/15/20	625,000	624,493
2.88% 2/25/21	250,000	250,200
μ2.88% 10/31/22	350,000	347,031
μ2.91% 6/5/23	150,000	148,334
μ2.91% 7/24/23	150,000	148,393
3.00% 4/26/22	330,000	329,433
3.20% 2/23/23	470,000	471,039

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group (continued)
μ3.27% 9/29/25	550,000	$ 543,380
3.63% 1/22/23	450,000	458,007
3.63% 2/20/24	210,000	212,268
μ3.69% 6/5/28	135,000	133,828
3.75% 5/22/25	750,000	758,316
μ3.81% 4/23/29	400,000	396,622
3.85% 7/8/24	400,000	407,990
3.85% 1/26/27	300,000	301,422
μ4.02% 10/31/38	350,000	334,801
μ4.22% 5/1/29	500,000	511,441
μ4.41% 4/23/39	500,000	501,860
4.75% 10/21/45	150,000	159,763
5.15% 5/22/45	360,000	381,283
5.25% 7/27/21	400,000	420,343
5.75% 1/24/22	750,000	804,704
5.95% 1/15/27	200,000	223,738
6.00% 6/15/20	500,000	518,655
6.25% 2/1/41	255,000	314,971
6.45% 5/1/36	600,000	714,550
6.75% 10/1/37	800,000	976,419
HSBC Bank USA
5.63% 8/15/35	500,000	575,935
5.88% 11/1/34	100,000	119,649
7.00% 1/15/39	100,000	133,991
HSBC Holdings
2.65% 1/5/22	250,000	247,870
μ3.26% 3/13/23	200,000	200,576
3.40% 3/8/21	250,000	252,296
3.60% 5/25/23	500,000	509,054
μ3.80% 3/11/25	325,000	329,669
μ3.95% 5/18/24	235,000	239,774
4.00% 3/30/22	500,000	515,481
μ4.04% 3/13/28	200,000	201,699
4.25% 3/14/24	300,000	306,994
μ4.29% 9/12/26	600,000	619,244
4.30% 3/8/26	250,000	259,646
4.38% 11/23/26	375,000	384,485
μ4.58% 6/19/29	235,000	247,222
5.10% 4/5/21	300,000	312,898
6.10% 1/14/42	200,000	259,378
6.50% 5/2/36	200,000	245,700
6.50% 9/15/37	200,000	248,792
6.80% 6/1/38	200,000	256,861
HSBC USA
2.75% 8/7/20	100,000	100,115
3.50% 6/23/24	800,000	810,594
5.00% 9/27/20	300,000	308,749
Huntington Bancshares
2.30% 1/14/22	100,000	98,538
4.00% 5/15/25	150,000	156,136
Huntington National Bank
2.40% 4/1/20	250,000	249,077
2.88% 8/20/20	250,000	250,433
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington National Bank (continued)
3.25% 5/14/21	250,000	$ 252,451
Industrial & Commercial Bank of China 3.54% 11/8/27	250,000	248,441
JPMorgan Chase & Co.
2.40% 6/7/21	350,000	347,551
2.55% 10/29/20	275,000	274,369
2.55% 3/1/21	500,000	498,532
2.70% 5/18/23	250,000	247,700
μ2.78% 4/25/23	113,000	112,387
2.95% 10/1/26	500,000	488,882
3.20% 1/25/23	500,000	507,164
3.20% 6/15/26	450,000	447,511
μ3.21% 4/1/23	235,000	236,544
μ3.22% 3/1/25	270,000	270,128
3.25% 9/23/22	550,000	558,015
3.30% 4/1/26	500,000	501,085
3.38% 5/1/23	200,000	202,164
μ3.51% 6/18/22	1,000,000	1,014,267
μ3.51% 1/23/29	310,000	308,155
μ3.54% 5/1/28	150,000	150,234
μ3.56% 4/23/24	265,000	269,648
3.63% 5/13/24	250,000	257,089
3.63% 12/1/27	260,000	258,587
μ3.80% 7/23/24	300,000	308,183
3.90% 7/15/25	500,000	519,957
μ3.90% 1/23/49	350,000	339,444
μ3.96% 1/29/27	500,000	516,759
μ3.96% 11/15/48	200,000	195,283
μ4.01% 4/23/29	350,000	359,792
μ4.02% 12/5/24	200,000	207,654
4.13% 12/15/26	500,000	516,593
μ4.20% 7/23/29	300,000	313,217
4.25% 10/15/20	750,000	767,231
μ4.26% 2/22/48	650,000	667,180
4.35% 8/15/21	600,000	621,269
4.40% 7/22/20	700,000	715,845
μ4.45% 12/5/29	200,000	213,055
4.95% 6/1/45	500,000	554,096
5.40% 1/6/42	200,000	237,391
5.50% 10/15/40	100,000	119,560
5.60% 7/15/41	500,000	607,330
6.40% 5/15/38	450,000	584,425
μJPMorgan Chase Bank 3.09% 4/26/21	250,000	250,529
KeyBank
2.30% 9/14/22	250,000	246,595
2.40% 6/9/22	250,000	247,826
2.50% 11/22/21	250,000	248,581
3.18% 10/15/27	300,000	300,875
KeyCorp
2.90% 9/15/20	195,000	195,530
5.10% 3/24/21	300,000	313,122

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Korea Development Bank
2.63% 2/27/22	300,000	$ 298,613
2.75% 3/19/23	200,000	199,672
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	121,515
^0.00% 6/29/37	500,000	293,886
1.50% 6/15/21	700,000	687,317
1.63% 3/15/21	1,000,000	985,977
1.75% 9/15/21	350,000	345,300
1.88% 11/30/20	500,000	496,137
2.00% 11/30/21	500,000	496,025
2.00% 10/4/22	700,000	692,243
2.00% 5/2/25	400,000	390,974
2.13% 1/17/23	1,000,000	991,603
2.38% 12/29/22	1,095,000	1,097,070
2.50% 2/15/22	1,250,000	1,256,294
2.63% 1/25/22	400,000	403,397
2.63% 2/28/24	680,000	688,602
2.75% 7/15/20	425,000	426,743
2.75% 9/8/20	1,500,000	1,507,930
2.88% 4/3/28	525,000	540,886
Landwirtschaftliche Rentenbank
2.50% 11/15/27	300,000	299,185
3.13% 11/14/23	1,000,000	1,032,108
Lloyds Bank
3.30% 5/7/21	200,000	201,636
6.38% 1/21/21	300,000	317,829
Lloyds Banking Group
2.70% 8/17/20	200,000	199,536
μ2.91% 11/7/23	350,000	341,589
3.00% 1/11/22	200,000	199,104
3.10% 7/6/21	200,000	200,135
μ3.57% 11/7/28	350,000	336,396
3.75% 1/11/27	235,000	231,347
4.05% 8/16/23	200,000	204,055
4.34% 1/9/48	450,000	404,362
4.38% 3/22/28	200,000	204,984
4.45% 5/8/25	200,000	207,765
4.58% 12/10/25	300,000	303,782
4.65% 3/24/26	200,000	202,519
Manufacturers & Traders Trust
2.05% 8/17/20	250,000	248,001
2.63% 1/25/21	250,000	250,269
Mitsubishi UFJ Financial Group
2.53% 9/13/23	200,000	195,669
2.67% 7/25/22	200,000	198,404
2.95% 3/1/21	230,000	230,479
3.00% 2/22/22	350,000	350,887
3.22% 3/7/22	100,000	100,840
3.29% 7/25/27	200,000	199,942
3.41% 3/7/24	150,000	152,828
3.46% 3/2/23	200,000	202,853
3.54% 7/26/21	90,000	91,355
3.74% 3/7/29	200,000	205,349
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group (continued)
3.76% 7/26/23	400,000	$ 411,091
3.78% 3/2/25	200,000	206,176
3.85% 3/1/26	400,000	414,246
3.96% 3/2/28	350,000	366,455
4.05% 9/11/28	200,000	211,827
4.15% 3/7/39	70,000	72,341
4.29% 7/26/38	70,000	74,141
Mizuho Financial Group
2.27% 9/13/21	300,000	295,005
2.60% 9/11/22	200,000	197,543
2.95% 2/28/22	200,000	199,749
3.17% 9/11/27	200,000	197,778
3.55% 3/5/23	200,000	203,913
3.66% 2/28/27	200,000	205,553
μ3.92% 9/11/24	200,000	205,916
4.02% 3/5/28	200,000	211,130
μ4.25% 9/11/29	200,000	212,295
Morgan Stanley
2.63% 11/17/21	400,000	398,350
2.75% 5/19/22	415,000	412,682
3.13% 1/23/23	450,000	451,630
3.13% 7/27/26	235,000	228,987
μ3.59% 7/22/28	200,000	198,658
3.63% 1/20/27	350,000	351,149
3.70% 10/23/24	1,125,000	1,145,410
μ3.74% 4/24/24	210,000	214,284
3.75% 2/25/23	500,000	513,131
μ3.77% 1/24/29	450,000	452,024
3.88% 1/27/26	265,000	271,200
3.95% 4/23/27	300,000	300,197
μ3.97% 7/22/38	130,000	127,926
4.00% 7/23/25	200,000	206,033
4.10% 5/22/23	350,000	360,600
4.30% 1/27/45	500,000	509,167
4.35% 9/8/26	300,000	308,065
4.38% 1/22/47	400,000	412,946
μ4.43% 1/23/30	165,000	173,928
μ4.46% 4/22/39	350,000	363,671
4.88% 11/1/22	250,000	263,994
5.00% 11/24/25	175,000	187,742
5.50% 7/28/21	300,000	317,550
5.75% 1/25/21	650,000	682,851
6.25% 8/9/26	100,000	115,921
6.38% 7/24/42	850,000	1,099,251
7.25% 4/1/32	100,000	133,830
MUFG Americas Holdings 3.00% 2/10/25	120,000	118,035
MUFG Union Bank 3.15% 4/1/22	250,000	252,181
National Australia Bank
1.88% 7/12/21	250,000	244,879
2.13% 5/22/20	250,000	248,408
2.50% 7/12/26	250,000	237,545

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
National Australia Bank (continued)
2.63% 7/23/20	250,000	$ 249,589
2.80% 1/10/22	250,000	249,882
3.00% 1/20/23	500,000	500,569
National Bank of Canada
2.15% 6/12/20	250,000	248,395
2.20% 11/2/20	250,000	247,818
Northern Trust
3.45% 11/4/20	100,000	101,453
3.65% 8/3/28	100,000	104,703
3.95% 10/30/25	250,000	264,072
Oesterreichische Kontrollbank
1.88% 1/20/21	900,000	891,562
2.88% 9/7/21	75,000	75,933
2.88% 3/13/23	150,000	152,856
PNC Bank
2.00% 5/19/20	250,000	248,444
2.15% 4/29/21	250,000	247,940
2.30% 6/1/20	250,000	248,950
2.45% 7/28/22	250,000	249,152
2.60% 7/21/20	250,000	249,835
2.63% 2/17/22	250,000	249,776
2.70% 11/1/22	250,000	248,856
3.10% 10/25/27	250,000	249,520
3.25% 6/1/25	250,000	253,269
PNC Financial Services Group
3.15% 5/19/27	250,000	250,638
3.30% 3/8/22	300,000	305,002
3.50% 1/23/24	125,000	128,051
Regions Bank 2.75% 4/1/21	300,000	299,108
Regions Financial
2.75% 8/14/22	200,000	198,556
3.20% 2/8/21	100,000	100,795
3.80% 8/14/23	100,000	102,849
Royal Bank of Canada
2.15% 10/26/20	115,000	114,266
2.30% 3/22/21	900,000	895,358
2.35% 10/30/20	600,000	597,693
3.20% 4/30/21	115,000	116,328
Royal Bank of Scotland Group
μ3.50% 5/15/23	400,000	397,339
μ4.27% 3/22/25	400,000	404,703
μ4.52% 6/25/24	400,000	409,229
4.80% 4/5/26	250,000	259,935
5.13% 5/28/24	355,000	364,593
6.00% 12/19/23	325,000	347,114
6.10% 6/10/23	165,000	175,323
6.13% 12/15/22	370,000	393,822
Santander Holdings USA
2.65% 4/17/20	300,000	299,014
3.40% 1/18/23	150,000	150,003
3.70% 3/28/22	190,000	192,343
4.40% 7/13/27	220,000	218,257
4.50% 7/17/25	250,000	257,871
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Santander UK
2.13% 11/3/20	200,000	$ 197,880
2.50% 1/5/21	500,000	496,502
3.40% 6/1/21	200,000	201,602
Santander UK Group Holdings
2.88% 10/16/20	100,000	99,952
2.88% 8/5/21	250,000	248,145
μ3.37% 1/5/24	500,000	490,247
μ3.82% 11/3/28	200,000	194,050
Skandinaviska Enskilda Banken
2.63% 3/15/21	250,000	249,084
2.80% 3/11/22	250,000	249,280
Sumitomo Mitsui Banking
2.65% 7/23/20	400,000	399,529
3.20% 7/18/22	250,000	251,813
Sumitomo Mitsui Financial Group
2.78% 7/12/22	200,000	199,062
2.78% 10/18/22	150,000	149,475
2.85% 1/11/22	250,000	250,330
2.93% 3/9/21	200,000	200,345
3.01% 10/19/26	500,000	490,802
3.10% 1/17/23	250,000	250,967
3.35% 10/18/27	150,000	150,929
3.36% 7/12/27	200,000	200,456
3.45% 1/11/27	250,000	252,724
3.54% 1/17/28	250,000	254,379
3.75% 7/19/23	150,000	154,205
3.78% 3/9/26	200,000	206,688
3.94% 7/19/28	150,000	157,266
SunTrust Bank
2.45% 8/1/22	150,000	148,110
2.70% 1/27/22	150,000	149,587
2.90% 3/3/21	100,000	100,284
3.00% 2/2/23	100,000	100,203
3.30% 5/15/26	200,000	198,474
μ3.50% 8/2/22	200,000	202,877
μ3.69% 8/2/24	200,000	205,200
4.05% 11/3/25	75,000	79,087
SVB Financial Group 5.38% 9/15/20	150,000	155,271
Svenska Handelsbanken
1.88% 9/7/21	250,000	245,125
2.40% 10/1/20	400,000	398,657
2.45% 3/30/21	250,000	248,921
3.35% 5/24/21	250,000	252,923
Synchrony Bank 3.65% 5/24/21	250,000	252,394
Synovus Financial 3.13% 11/1/22	60,000	59,355
Toronto-Dominion Bank
1.80% 7/13/21	150,000	146,986
1.85% 9/11/20	165,000	163,271
2.13% 4/7/21	150,000	148,518
2.50% 12/14/20	200,000	199,637

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
2.55% 1/25/21	150,000	$ 149,731
3.00% 6/11/20	350,000	351,538
3.25% 6/11/21	350,000	354,156
3.25% 3/11/24	200,000	202,510
3.50% 7/19/23	150,000	154,262
US Bancorp
2.35% 1/29/21	150,000	149,457
2.38% 7/22/26	150,000	143,455
2.95% 7/15/22	200,000	200,903
3.00% 3/15/22	150,000	151,566
3.10% 4/27/26	65,000	65,004
3.15% 4/27/27	350,000	352,400
3.38% 2/5/24	250,000	256,004
3.60% 9/11/24	250,000	257,969
3.70% 1/30/24	250,000	259,907
3.90% 4/26/28	250,000	265,705
US Bank
2.05% 10/23/20	250,000	247,957
2.85% 1/23/23	250,000	250,728
3.05% 7/24/20	250,000	251,566
μ3.10% 5/21/21	500,000	502,127
Wachovia 5.50% 8/1/35	150,000	171,311
Wells Fargo & Co.
2.10% 7/26/21	400,000	393,830
2.50% 3/4/21	350,000	348,433
2.55% 12/7/20	300,000	299,141
2.60% 7/22/20	1,050,000	1,048,605
2.63% 7/22/22	150,000	148,964
3.00% 4/22/26	150,000	146,706
3.00% 10/23/26	300,000	292,807
3.30% 9/9/24	250,000	252,102
3.45% 2/13/23	250,000	252,823
3.50% 3/8/22	600,000	611,467
μ3.58% 5/22/28	755,000	758,547
3.75% 1/24/24	300,000	308,896
4.10% 6/3/26	740,000	757,236
4.13% 8/15/23	300,000	311,036
4.15% 1/24/29	300,000	313,885
4.30% 7/22/27	750,000	781,532
4.40% 6/14/46	250,000	249,554
4.60% 4/1/21	350,000	361,646
4.65% 11/4/44	225,000	231,460
4.75% 12/7/46	350,000	367,814
5.38% 11/2/43	775,000	872,566
Wells Fargo Bank
2.60% 1/15/21	750,000	748,122
5.85% 2/1/37	450,000	544,272
6.60% 1/15/38	450,000	588,540
Wells Fargo Capital X 5.95% 12/1/86	100,000	110,144
Westpac Banking
2.00% 8/19/21	200,000	196,670
2.10% 5/13/21	150,000	148,010
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking (continued)
2.30% 5/26/20	100,000	$ 99,594
2.50% 6/28/22	150,000	148,578
2.60% 11/23/20	150,000	149,804
2.65% 1/25/21	250,000	249,824
2.70% 8/19/26	200,000	192,418
2.80% 1/11/22	300,000	300,547
2.85% 5/13/26	150,000	145,717
3.05% 5/15/20	100,000	100,470
3.30% 2/26/24	250,000	252,859
3.35% 3/8/27	250,000	251,970
3.40% 1/25/28	250,000	253,101
3.65% 5/15/23	100,000	102,748
μ4.32% 11/23/31	250,000	247,937
Zions Bancorporation 3.35% 3/4/22	250,000	252,260
		172,449,754
Beverages–0.67%
Anheuser-Busch InBev Finance
2.65% 2/1/21	2,000,000	1,994,615
4.00% 1/17/43	100,000	89,462
Anheuser-Busch InBev Worldwide
3.75% 7/15/42	136,000	117,943
4.00% 4/13/28	270,000	274,802
4.15% 1/23/25	1,115,000	1,162,552
4.38% 4/15/38	285,000	273,974
4.44% 10/6/48	395,000	372,462
4.60% 4/15/48	615,000	591,794
4.70% 2/1/36	950,000	950,462
4.75% 1/23/29	195,000	207,937
4.75% 4/15/58	200,000	190,917
4.90% 1/23/31	160,000	172,704
4.95% 1/15/42	300,000	302,050
5.45% 1/23/39	165,000	178,909
5.55% 1/23/49	1,230,000	1,351,919
5.80% 1/23/59	115,000	128,062
8.20% 1/15/39	200,000	277,926
Brown-Forman
3.50% 4/15/25	60,000	61,615
4.00% 4/15/38	85,000	87,939
Coca-Cola
1.55% 9/1/21	150,000	146,627
2.20% 5/25/22	70,000	69,639
2.25% 9/1/26	200,000	191,191
2.45% 11/1/20	500,000	500,416
2.50% 4/1/23	250,000	250,307
2.55% 6/1/26	100,000	97,512
2.88% 10/27/25	100,000	100,844
2.90% 5/25/27	100,000	99,488
3.15% 11/15/20	170,000	171,507
3.30% 9/1/21	250,000	254,404

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	$ 50,977
Coca-Cola European Partners 3.50% 9/15/20	100,000	101,063
Coca-Cola Femsa 3.88% 11/26/23	200,000	206,664
Constellation Brands
2.25% 11/6/20	200,000	198,085
2.70% 5/9/22	30,000	29,786
3.20% 2/15/23	100,000	100,692
3.50% 5/9/27	30,000	29,318
3.60% 2/15/28	100,000	97,836
3.70% 12/6/26	100,000	99,748
3.75% 5/1/21	75,000	76,257
4.10% 2/15/48	100,000	90,831
4.25% 5/1/23	280,000	293,503
4.50% 5/9/47	45,000	43,518
4.65% 11/15/28	125,000	132,470
Diageo Capital
2.63% 4/29/23	350,000	349,280
3.50% 9/18/23	200,000	207,275
3.88% 5/18/28	200,000	211,493
3.88% 4/29/43	30,000	30,347
4.83% 7/15/20	100,000	102,781
5.88% 9/30/36	100,000	124,930
Diageo Investment
2.88% 5/11/22	200,000	201,227
8.00% 9/15/22	100,000	116,836
Fomento Economico Mexicano
2.88% 5/10/23	150,000	146,564
4.38% 5/10/43	200,000	203,935
Keurig Dr Pepper
3.13% 12/15/23	100,000	98,807
3.40% 11/15/25	150,000	146,773
3.43% 6/15/27	70,000	67,754
3.55% 5/25/21	400,000	404,455
4.42% 12/15/46	50,000	45,810
4.60% 5/25/28	150,000	156,484
4.99% 5/25/38	100,000	102,218
Molson Coors Brewing
2.10% 7/15/21	100,000	98,144
3.00% 7/15/26	110,000	104,208
4.20% 7/15/46	595,000	529,800
5.00% 5/1/42	250,000	245,578
PepsiCo
1.70% 10/6/21	150,000	146,918
2.00% 4/15/21	150,000	148,772
2.15% 10/14/20	150,000	149,499
2.25% 5/2/22	200,000	198,959
2.38% 10/6/26	80,000	76,759
2.75% 3/1/23	550,000	556,905
2.85% 2/24/26	90,000	89,450
3.00% 8/25/21	100,000	100,804
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo (continued)
3.00% 10/15/27	150,000	$ 149,286
3.13% 11/1/20	250,000	252,529
3.60% 3/1/24	779,000	813,916
3.60% 8/13/42	250,000	247,911
4.00% 3/5/42	100,000	104,327
4.00% 5/2/47	105,000	110,739
4.45% 4/14/46	120,000	134,240
		19,196,440
Biotechnology–0.37%
Amgen
1.85% 8/19/21	100,000	98,106
2.13% 5/1/20	200,000	199,274
2.20% 5/11/20	300,000	298,726
2.25% 8/19/23	200,000	195,311
2.60% 8/19/26	200,000	189,381
2.65% 5/11/22	200,000	199,394
2.70% 5/1/22	100,000	100,048
3.13% 5/1/25	200,000	201,126
3.63% 5/15/22	100,000	102,458
3.63% 5/22/24	150,000	154,084
3.88% 11/15/21	200,000	205,453
4.10% 6/15/21	100,000	102,936
4.40% 5/1/45	300,000	294,554
5.15% 11/15/41	250,000	268,290
5.65% 6/15/42	200,000	227,375
5.75% 3/15/40	200,000	226,568
6.38% 6/1/37	100,000	122,829
6.40% 2/1/39	50,000	60,778
Baxalta
2.88% 6/23/20	120,000	119,891
4.00% 6/23/25	45,000	46,040
5.25% 6/23/45	14,000	15,362
Biogen
2.90% 9/15/20	250,000	249,997
3.63% 9/15/22	145,000	147,361
4.05% 9/15/25	145,000	148,461
5.20% 9/15/45	255,000	269,641
Celgene
2.75% 2/15/23	200,000	198,192
2.88% 8/15/20	200,000	200,175
2.88% 2/19/21	45,000	44,964
3.25% 8/15/22	250,000	252,661
3.25% 2/20/23	150,000	151,326
3.45% 11/15/27	200,000	197,770
3.63% 5/15/24	200,000	203,171
3.88% 8/15/25	200,000	204,683
3.90% 2/20/28	250,000	255,466
3.95% 10/15/20	100,000	101,775
4.00% 8/15/23	100,000	103,647
4.35% 11/15/47	200,000	195,196
4.55% 2/20/48	250,000	254,062
4.63% 5/15/44	300,000	302,559

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Celgene (continued)
5.00% 8/15/45	110,000	$ 115,603
Genzyme 5.00% 6/15/20	100,000	102,924
Gilead Sciences
1.95% 3/1/22	85,000	83,340
2.95% 3/1/27	300,000	291,563
3.25% 9/1/22	125,000	127,399
3.50% 2/1/25	670,000	684,401
3.65% 3/1/26	300,000	306,158
4.15% 3/1/47	380,000	367,248
4.40% 12/1/21	200,000	207,910
4.50% 4/1/21	100,000	103,393
4.50% 2/1/45	80,000	81,092
4.60% 9/1/35	200,000	210,220
4.75% 3/1/46	250,000	262,050
4.80% 4/1/44	400,000	420,739
5.65% 12/1/41	250,000	293,182
		10,566,313
Building Materials–0.07%
Fortune Brands Home & Security
3.00% 6/15/20	50,000	50,063
4.00% 6/15/25	50,000	51,105
Johnson Controls International
φ3.63% 7/2/24	107,000	108,298
3.90% 2/14/26	75,000	76,800
4.25% 3/1/21	60,000	61,375
4.50% 2/15/47	145,000	139,245
φ4.95% 7/2/64	94,000	87,239
5.13% 9/14/45	75,000	78,379
Lennox International 3.00% 11/15/23	25,000	24,537
Martin Marietta Materials
3.45% 6/1/27	43,000	41,218
3.50% 12/15/27	100,000	96,451
4.25% 7/2/24	55,000	57,058
4.25% 12/15/47	100,000	87,991
Masco
3.50% 11/15/27	60,000	56,940
4.38% 4/1/26	160,000	162,872
4.50% 5/15/47	100,000	91,172
Owens Corning
4.20% 12/15/22	212,000	217,577
4.30% 7/15/47	100,000	81,068
7.00% 12/1/36	100,000	113,870
Vulcan Materials
3.90% 4/1/27	45,000	44,774
4.70% 3/1/48	250,000	231,412
		1,959,444
Chemicals–0.37%
Air Products & Chemicals 3.35% 7/31/24	250,000	257,417
Albemarle 5.45% 12/1/44	500,000	517,384
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Celanese US Holdings
4.63% 11/15/22	90,000	$ 93,189
5.88% 6/15/21	70,000	73,505
Dow Chemical
4.25% 11/15/20	700,000	713,517
4.38% 11/15/42	400,000	383,076
5.25% 11/15/41	100,000	104,032
7.38% 11/1/29	125,000	158,171
9.40% 5/15/39	100,000	152,246
DowDuPont
3.77% 11/15/20	100,000	101,864
4.21% 11/15/23	300,000	313,894
4.49% 11/15/25	250,000	266,527
4.73% 11/15/28	350,000	378,469
5.32% 11/15/38	135,000	150,318
5.42% 11/15/48	225,000	257,014
Eastman Chemical
3.60% 8/15/22	225,000	229,371
3.80% 3/15/25	100,000	102,337
4.65% 10/15/44	70,000	68,491
4.80% 9/1/42	250,000	247,756
EI du Pont de Nemours & Co. 2.20% 5/1/20	100,000	99,661
FMC
3.95% 2/1/22	100,000	102,127
4.10% 2/1/24	100,000	101,937
Huntsman International 4.50% 5/1/29	90,000	89,854
International Flavors & Fragrances
3.20% 5/1/23	50,000	49,842
4.38% 6/1/47	55,000	52,273
LYB International Finance
3.50% 3/2/27	159,000	153,048
4.00% 7/15/23	200,000	204,823
LyondellBasell Industries 6.00% 11/15/21	350,000	374,481
Methanex 5.65% 12/1/44	200,000	190,356
Mosaic
3.25% 11/15/22	100,000	100,320
4.05% 11/15/27	150,000	149,872
4.25% 11/15/23	125,000	129,800
5.45% 11/15/33	104,000	111,963
5.63% 11/15/43	200,000	212,475
NewMarket 4.10% 12/15/22	50,000	51,462
Nutrien
3.00% 4/1/25	300,000	290,677
3.15% 10/1/22	100,000	99,912
4.13% 3/15/35	500,000	472,625
6.13% 1/15/41	245,000	282,529
6.50% 5/15/19	145,000	145,651
PPG Industries 3.60% 11/15/20	100,000	101,445
Praxair
2.20% 8/15/22	100,000	98,908

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Praxair (continued)
2.25% 9/24/20	250,000	$ 248,854
2.70% 2/21/23	100,000	100,131
4.05% 3/15/21	100,000	102,892
Rohm & Haas 7.85% 7/15/29	150,000	192,339
RPM International
3.75% 3/15/27	100,000	97,564
5.25% 6/1/45	100,000	100,753
Sherwin-Williams
2.25% 5/15/20	250,000	248,563
2.75% 6/1/22	250,000	248,601
3.13% 6/1/24	100,000	99,403
3.45% 6/1/27	145,000	142,590
3.95% 1/15/26	250,000	252,168
4.50% 6/1/47	88,000	86,738
7.25% 6/15/19	50,000	50,437
Syngenta Finance 3.13% 3/28/22	100,000	98,889
Westlake Chemical
3.60% 8/15/26	150,000	145,297
5.00% 8/15/46	100,000	97,429
		10,547,267
Commercial Services–0.20%
Automatic Data Processing
2.25% 9/15/20	250,000	248,668
3.38% 9/15/25	125,000	129,385
Block Financial 4.13% 10/1/20	250,000	253,382
Board of Trustees of The Leland Stanford Junior University 3.65% 5/1/48	70,000	72,261
Boston University 4.06% 10/1/48	25,000	26,643
California Institute of Technology 4.32% 8/1/45	60,000	66,835
Ecolab
2.38% 8/10/22	150,000	148,119
2.70% 11/1/26	45,000	43,888
3.25% 1/14/23	100,000	101,372
4.35% 12/8/21	164,000	171,212
Equifax
2.30% 6/1/21	125,000	122,732
3.95% 6/15/23	40,000	40,969
George Washington University
4.13% 9/15/48	200,000	209,930
4.30% 9/15/44	100,000	109,137
Georgetown University
4.32% 4/1/49	50,000	54,768
5.22% 10/1/18	50,000	56,538
IHS Markit
4.13% 8/1/23	100,000	102,109
4.75% 8/1/28	100,000	104,756
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Massachusetts Institute of Technology
3.89% 7/1/16	55,000	$ 53,141
5.60% 7/1/11	200,000	278,013
Moody's
2.63% 1/15/23	100,000	98,599
2.75% 12/15/21	125,000	125,042
3.25% 6/7/21	75,000	75,645
3.25% 1/15/28	65,000	63,576
4.25% 2/1/29	100,000	104,923
4.50% 9/1/22	250,000	262,962
4.88% 12/17/48	100,000	109,689
Northwestern University 3.66% 12/1/57	75,000	76,728
President & Fellows of Harvard College
3.15% 7/15/46	100,000	94,752
3.30% 7/15/56	100,000	93,974
Princeton University 5.70% 3/1/39	50,000	64,253
RELX Capital
3.50% 3/16/23	145,000	146,993
4.00% 3/18/29	200,000	204,476
S&P Global
2.95% 1/22/27	150,000	146,330
6.55% 11/15/37	400,000	526,191
Total System Services
3.75% 6/1/23	125,000	126,963
3.80% 4/1/21	50,000	50,783
4.00% 6/1/23	100,000	102,800
4.45% 6/1/28	100,000	102,252
4.80% 4/1/26	100,000	105,156
University of Chicago 4.00% 10/1/53	60,000	62,462
University of Notre Dame du Lac 3.39% 2/15/48	100,000	97,631
University of Southern California
3.03% 10/1/39	200,000	188,140
3.84% 10/1/47	55,000	57,657
Verisk Analytics
4.00% 6/15/25	100,000	104,369
4.13% 9/12/22	100,000	103,459
4.13% 3/15/29	50,000	51,425
William Marsh Rice University 3.57% 5/15/45	100,000	99,139
		5,840,227
Computers–0.61%
Apple
1.55% 8/4/21	250,000	244,883
2.00% 5/6/20	100,000	99,540
2.00% 11/13/20	150,000	148,974
2.10% 9/12/22	150,000	147,672
2.15% 2/9/22	250,000	247,622
2.25% 2/23/21	500,000	498,390
2.30% 5/11/22	150,000	149,093

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
2.40% 1/13/23	150,000	$ 148,965
2.45% 8/4/26	250,000	241,760
2.50% 2/9/22	150,000	149,884
2.50% 2/9/25	250,000	245,698
2.70% 5/13/22	100,000	100,600
2.75% 1/13/25	100,000	99,650
2.85% 2/23/23	450,000	454,363
2.90% 9/12/27	400,000	394,708
3.00% 6/20/27	925,000	921,780
3.00% 11/13/27	200,000	198,918
3.20% 5/13/25	150,000	152,809
3.20% 5/11/27	154,000	155,417
3.25% 2/23/26	415,000	423,246
3.35% 2/9/27	200,000	204,295
3.45% 5/6/24	350,000	361,479
3.45% 2/9/45	125,000	119,126
3.75% 9/12/47	225,000	224,223
3.75% 11/13/47	150,000	150,089
3.85% 5/4/43	350,000	354,065
3.85% 8/4/46	635,000	643,114
4.25% 2/9/47	25,000	26,705
4.38% 5/13/45	100,000	109,013
4.45% 5/6/44	600,000	661,471
4.50% 2/23/36	250,000	280,644
4.65% 2/23/46	530,000	599,610
Dell International
4.00% 7/15/24	100,000	100,716
4.42% 6/15/21	900,000	923,690
4.90% 10/1/26	300,000	304,969
5.30% 10/1/29	300,000	303,228
5.45% 6/15/23	905,000	965,181
6.02% 6/15/26	250,000	269,118
8.10% 7/15/36	135,000	158,805
8.35% 7/15/46	130,000	157,111
DXC Technology 4.75% 4/15/27	300,000	304,984
Hewlett Packard Enterprise
3.60% 10/15/20	550,000	554,988
4.90% 10/15/25	450,000	478,608
6.20% 10/15/35	250,000	264,837
6.35% 10/15/45	250,000	262,376
HP 6.00% 9/15/41	305,000	326,918
IBM Credit
1.80% 1/20/21	100,000	98,511
2.20% 9/8/22	100,000	98,118
2.65% 2/5/21	150,000	149,862
3.00% 2/6/23	150,000	151,213
International Business Machines
1.63% 5/15/20	550,000	544,011
1.88% 8/1/22	600,000	583,038
2.50% 1/27/22	150,000	148,766
2.88% 11/9/22	150,000	150,620
3.30% 1/27/27	100,000	100,572
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines (continued)
3.45% 2/19/26	150,000	$ 152,458
4.00% 6/20/42	200,000	196,479
5.60% 11/30/39	210,000	252,850
5.88% 11/29/32	120,000	150,414
NetApp 3.38% 6/15/21	150,000	151,488
Seagate HDD Cayman
4.25% 3/1/22	100,000	100,316
4.88% 3/1/24	100,000	99,472
		17,461,523
Cosmetics & Personal Care–0.14%
Colgate-Palmolive
2.25% 11/15/22	60,000	59,681
2.30% 5/3/22	100,000	99,687
3.70% 8/1/47	55,000	56,816
4.00% 8/15/45	100,000	106,910
Estee Lauder Companies
3.15% 3/15/27	100,000	100,265
4.15% 3/15/47	65,000	69,077
4.38% 6/15/45	250,000	271,386
Procter & Gamble
1.70% 11/3/21	150,000	147,322
1.85% 2/2/21	300,000	296,767
2.15% 8/11/22	150,000	148,617
2.30% 2/6/22	250,000	249,737
2.45% 11/3/26	150,000	146,284
2.70% 2/2/26	100,000	99,600
2.85% 8/11/27	150,000	151,073
3.10% 8/15/23	200,000	205,838
Unilever Capital
1.38% 7/28/21	120,000	117,040
1.80% 5/5/20	100,000	99,182
2.00% 7/28/26	100,000	93,323
2.20% 5/5/22	150,000	148,253
2.60% 5/5/24	100,000	98,815
2.75% 3/22/21	100,000	100,390
2.90% 5/5/27	150,000	147,831
3.13% 3/22/23	150,000	151,684
3.25% 3/7/24	120,000	122,159
3.38% 3/22/25	100,000	102,164
3.50% 3/22/28	300,000	308,429
4.25% 2/10/21	200,000	206,264
5.90% 11/15/32	133,000	167,580
		4,072,174
Distribution/Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	139,805
4.20% 5/15/47	100,000	101,301
4.60% 6/15/45	55,000	58,717
		299,823

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–0.91%
AerCap Ireland Capital
3.50% 5/26/22	150,000	$ 150,103
3.50% 1/15/25	150,000	144,750
3.65% 7/21/27	150,000	140,286
3.95% 2/1/22	600,000	608,011
4.50% 5/15/21	450,000	459,899
4.63% 10/30/20	500,000	511,936
4.88% 1/16/24	150,000	156,060
Affiliated Managers Group 4.25% 2/15/24	100,000	104,051
Air Lease
2.50% 3/1/21	60,000	59,550
2.63% 7/1/22	200,000	195,436
3.25% 3/1/25	100,000	96,380
3.38% 6/1/21	100,000	100,503
3.88% 4/1/21	125,000	126,815
3.88% 7/3/23	250,000	252,865
4.25% 9/15/24	300,000	308,508
Aircastle
4.13% 5/1/24	90,000	90,150
5.00% 4/1/23	90,000	93,584
5.13% 3/15/21	90,000	92,903
5.50% 2/15/22	90,000	94,455
7.63% 4/15/20	55,000	57,460
American Express
2.20% 10/30/20	180,000	178,677
2.50% 8/1/22	250,000	247,192
2.65% 12/2/22	115,000	114,402
3.00% 2/22/21	335,000	336,796
3.00% 10/30/24	300,000	298,677
3.38% 5/17/21	250,000	253,295
3.40% 2/27/23	200,000	203,160
3.40% 2/22/24	500,000	508,338
3.70% 8/3/23	150,000	153,799
4.05% 12/3/42	135,000	139,391
American Express Credit
2.25% 5/5/21	250,000	248,466
2.38% 5/26/20	200,000	199,390
2.60% 9/14/20	200,000	199,727
2.70% 3/3/22	100,000	100,144
3.30% 5/3/27	230,000	233,181
Ameriprise Financial 2.88% 9/15/26	100,000	97,931
BGC Partners 5.38% 7/24/23	100,000	103,294
BlackRock
3.20% 3/15/27	167,000	169,626
3.38% 6/1/22	150,000	153,889
BOC Aviation 3.00% 5/23/22	500,000	492,825
Brookfield Finance
3.90% 1/25/28	100,000	96,804
4.00% 4/1/24	100,000	101,463
4.70% 9/20/47	150,000	144,403
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial
3.20% 1/30/23	600,000	$ 601,118
3.20% 2/5/25	150,000	146,987
3.45% 4/30/21	150,000	151,874
3.50% 6/15/23	600,000	607,680
3.75% 3/9/27	250,000	246,156
3.80% 1/31/28	400,000	395,115
3.90% 1/29/24	200,000	204,576
4.20% 10/29/25	200,000	203,566
4.25% 4/30/25	150,000	155,835
4.75% 7/15/21	100,000	104,342
Cboe Global Markets 3.65% 1/12/27	100,000	101,301
Charles Schwab
3.00% 3/10/25	100,000	100,809
3.20% 3/2/27	100,000	100,670
3.25% 5/21/21	135,000	136,742
3.45% 2/13/26	70,000	71,500
3.85% 5/21/25	200,000	210,377
4.45% 7/22/20	100,000	102,316
CME Group
3.00% 9/15/22	300,000	304,294
3.75% 6/15/28	100,000	105,264
4.15% 6/15/48	75,000	79,202
5.30% 9/15/43	100,000	122,628
Discover Financial Services
3.75% 3/4/25	100,000	99,738
3.95% 11/6/24	100,000	101,881
4.10% 2/9/27	115,000	115,046
4.50% 1/30/26	150,000	154,201
5.20% 4/27/22	100,000	105,760
E*TRADE Financial
2.95% 8/24/22	75,000	74,873
3.80% 8/24/27	35,000	34,015
4.50% 6/20/28	100,000	101,679
Eaton Vance 3.50% 4/6/27	100,000	100,335
Franklin Resources 2.85% 3/30/25	100,000	98,855
GE Capital International Funding Unlimited
2.34% 11/15/20	1,100,000	1,086,781
4.42% 11/15/35	1,354,000	1,253,761
Genpact Luxembourg Sarl 3.70% 4/1/22	50,000	49,407
Intercontinental Exchange
2.35% 9/15/22	250,000	246,663
2.75% 12/1/20	85,000	85,121
3.10% 9/15/27	250,000	247,957
3.45% 9/21/23	60,000	61,554
3.75% 12/1/25	85,000	88,437
3.75% 9/21/28	105,000	109,043
4.00% 10/15/23	200,000	209,984
4.25% 9/21/48	150,000	157,467
Invesco Finance
3.75% 1/15/26	100,000	101,170

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Invesco Finance (continued)
4.00% 1/30/24	500,000	$ 517,112
Janus Capital Group 4.88% 8/1/25	150,000	155,247
Jefferies Financial Group 5.50% 10/18/23	200,000	209,468
Jefferies Group
4.85% 1/15/27	310,000	311,877
5.13% 1/20/23	150,000	158,989
6.25% 1/15/36	100,000	103,722
Lazard Group
3.63% 3/1/27	100,000	97,007
3.75% 2/13/25	100,000	100,843
Legg Mason
4.75% 3/15/26	150,000	155,147
5.63% 1/15/44	100,000	98,990
Mastercard
2.00% 11/21/21	100,000	98,744
2.95% 11/21/26	150,000	150,678
3.38% 4/1/24	500,000	516,400
3.80% 11/21/46	100,000	103,494
Nasdaq 3.85% 6/30/26	45,000	45,662
National Rural Utilities Cooperative Finance
2.30% 11/1/20	100,000	99,592
2.30% 9/15/22	70,000	68,981
2.35% 6/15/20	300,000	299,381
2.40% 4/25/22	50,000	49,675
2.70% 2/15/23	50,000	49,933
2.90% 3/15/21	70,000	70,385
2.95% 2/7/24	60,000	60,248
3.05% 4/25/27	100,000	98,057
3.25% 11/1/25	100,000	101,510
4.02% 11/1/32	100,000	106,118
μ4.75% 4/30/43	100,000	96,478
8.00% 3/1/32	150,000	211,119
ORIX
2.90% 7/18/22	90,000	90,032
3.25% 12/4/24	100,000	99,932
3.70% 7/18/27	100,000	101,160
Private Export Funding
2.45% 7/15/24	250,000	251,441
4.30% 12/15/21	100,000	104,570
Raymond James Financial 4.95% 7/15/46	50,000	52,960
Synchrony Financial
3.70% 8/4/26	200,000	188,625
4.25% 8/15/24	150,000	150,991
4.38% 3/19/24	35,000	35,490
4.50% 7/23/25	100,000	100,470
5.15% 3/19/29	50,000	50,941
TD Ameritrade Holding
2.95% 4/1/22	250,000	252,304
3.30% 4/1/27	90,000	90,439
3.75% 4/1/24	150,000	155,315
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa
2.15% 9/15/22	45,000	$ 44,550
2.75% 9/15/27	75,000	74,171
2.80% 12/14/22	300,000	303,242
3.15% 12/14/25	750,000	762,082
3.65% 9/15/47	375,000	376,498
4.15% 12/14/35	115,000	125,510
4.30% 12/14/45	530,000	585,649
Western Union
4.25% 6/9/23	150,000	154,925
5.25% 4/1/20	107,000	109,333
		25,950,142
Electric–1.65%
AEP Transmission 3.75% 12/1/47	100,000	98,465
Alabama Power
2.45% 3/30/22	100,000	99,488
3.70% 12/1/47	100,000	97,604
3.75% 3/1/45	150,000	145,414
4.30% 1/2/46	150,000	158,481
4.30% 7/15/48	65,000	69,014
6.13% 5/15/38	100,000	128,695
Ameren
2.70% 11/15/20	50,000	49,795
3.65% 2/15/26	50,000	50,414
Ameren Illinois
3.70% 12/1/47	100,000	98,343
3.80% 5/15/28	100,000	105,155
American Electric Power
2.15% 11/13/20	70,000	69,370
2.95% 12/15/22	125,000	125,262
3.20% 11/13/27	100,000	97,697
Appalachian Power 4.60% 3/30/21	150,000	154,910
Arizona Public Service
2.95% 9/15/27	50,000	49,001
3.15% 5/15/25	100,000	100,233
4.25% 3/1/49	100,000	104,011
4.35% 11/15/45	100,000	105,326
4.50% 4/1/42	100,000	105,837
5.05% 9/1/41	100,000	112,566
Avangrid 3.15% 12/1/24	150,000	148,350
Avista 4.35% 6/1/48	100,000	106,130
Baltimore Gas & Electric
3.35% 7/1/23	100,000	101,613
3.50% 8/15/46	200,000	188,231
3.75% 8/15/47	100,000	96,749
6.35% 10/1/36	100,000	129,282
Berkshire Hathaway Energy
2.38% 1/15/21	70,000	69,723
2.80% 1/15/23	125,000	125,363
3.25% 4/15/28	125,000	124,264
3.75% 11/15/23	200,000	208,024

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy (continued)
3.80% 7/15/48	70,000	$ 66,980
5.15% 11/15/43	200,000	231,481
5.95% 5/15/37	125,000	155,189
6.13% 4/1/36	247,000	310,596
Black Hills
3.15% 1/15/27	100,000	95,435
3.95% 1/15/26	50,000	50,837
4.20% 9/15/46	100,000	96,883
4.25% 11/30/23	100,000	103,704
CenterPoint Energy
3.60% 11/1/21	30,000	30,457
3.85% 2/1/24	75,000	76,527
4.25% 11/1/28	75,000	77,634
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	246,502
2.40% 9/1/26	100,000	94,884
3.00% 2/1/27	100,000	98,720
4.25% 2/1/49	50,000	54,245
Cleco Corporate Holdings
3.74% 5/1/26	100,000	98,110
4.97% 5/1/46	70,000	71,382
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	117,004
CMS Energy
3.00% 5/15/26	40,000	39,097
4.88% 3/1/44	100,000	109,631
Commonwealth Edison
2.55% 6/15/26	100,000	96,788
3.40% 9/1/21	100,000	101,635
3.65% 6/15/46	100,000	97,644
3.70% 8/15/28	45,000	47,223
4.00% 3/1/48	250,000	256,683
6.45% 1/15/38	100,000	131,332
Connecticut Light & Power
4.00% 4/1/48	250,000	259,948
4.15% 6/1/45	75,000	80,257
4.30% 4/15/44	130,000	139,837
Consolidated Edison Co. of New York
3.80% 5/15/28	100,000	104,519
3.95% 3/1/43	150,000	148,996
4.00% 12/1/28	100,000	106,658
4.30% 12/1/56	100,000	101,301
4.45% 3/15/44	200,000	211,053
4.50% 12/1/45	100,000	107,286
4.63% 12/1/54	500,000	532,428
4.65% 12/1/48	100,000	110,253
5.50% 12/1/39	250,000	298,350
5.85% 3/15/36	100,000	120,833
6.30% 8/15/37	20,000	25,475
6.75% 4/1/38	25,000	33,406
Consumers Energy
2.85% 5/15/22	100,000	100,610
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consumers Energy (continued)
3.25% 8/15/46	100,000	$ 91,676
3.38% 8/15/23	200,000	205,383
3.95% 5/15/43	150,000	155,334
5.65% 4/15/20	100,000	102,852
Delmarva Power & Light
3.50% 11/15/23	150,000	154,788
4.15% 5/15/45	50,000	51,313
Dominion Energy
2.00% 8/15/21	40,000	39,079
2.75% 1/15/22	150,000	148,789
2.75% 9/15/22	250,000	247,986
2.85% 8/15/26	60,000	57,650
4.25% 6/1/28	250,000	262,225
4.60% 3/15/49	150,000	156,123
4.90% 8/1/41	60,000	64,002
5.95% 6/15/35	25,000	29,286
DTE Electric
3.65% 3/15/24	100,000	103,628
3.70% 6/1/46	50,000	48,568
3.75% 8/15/47	100,000	99,625
3.95% 3/1/49	70,000	71,694
4.05% 5/15/48	100,000	104,387
DTE Energy
2.85% 10/1/26	200,000	190,661
3.30% 6/15/22	200,000	201,757
3.50% 6/1/24	100,000	101,295
Duke Energy
1.80% 9/1/21	150,000	146,563
2.65% 9/1/26	165,000	157,333
3.15% 8/15/27	250,000	245,452
3.75% 9/1/46	190,000	177,921
3.95% 8/15/47	200,000	193,072
4.80% 12/15/45	100,000	108,119
Duke Energy Carolinas
2.95% 12/1/26	350,000	346,652
3.05% 3/15/23	150,000	152,207
3.90% 6/15/21	100,000	102,749
3.95% 3/15/48	150,000	153,648
4.00% 9/30/42	150,000	154,541
4.30% 6/15/20	100,000	101,991
5.30% 2/15/40	100,000	120,848
6.10% 6/1/37	170,000	215,295
Duke Energy Florida
3.20% 1/15/27	150,000	151,233
3.85% 11/15/42	100,000	100,312
6.40% 6/15/38	300,000	402,341
Duke Energy Florida Project Finance 2.54% 9/1/31	100,000	95,089
Duke Energy Indiana
3.75% 5/15/46	150,000	146,222
6.12% 10/15/35	100,000	125,483
6.45% 4/1/39	130,000	172,821

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Ohio
3.65% 2/1/29	100,000	$ 103,905
3.70% 6/15/46	68,000	66,265
3.80% 9/1/23	500,000	521,131
4.30% 2/1/49	45,000	48,107
Duke Energy Progress
3.38% 9/1/23	50,000	51,416
3.45% 3/15/29	70,000	71,799
3.70% 9/1/28	100,000	104,404
4.10% 3/15/43	100,000	103,693
6.30% 4/1/38	250,000	327,942
Edison International 2.95% 3/15/23	250,000	232,262
El Paso Electric 5.00% 12/1/44	150,000	158,489
Emera US Finance
2.70% 6/15/21	100,000	99,131
3.55% 6/15/26	100,000	99,021
4.75% 6/15/46	105,000	109,099
Enel Americas 4.00% 10/25/26	35,000	34,650
Enel Chile 4.88% 6/12/28	150,000	158,565
Enel Generacion Chile 4.25% 4/15/24	100,000	102,385
Entergy
2.95% 9/1/26	90,000	86,563
5.13% 9/15/20	100,000	102,169
Entergy Arkansas
3.50% 4/1/26	60,000	61,165
3.70% 6/1/24	200,000	207,661
4.20% 4/1/49	100,000	103,510
Entergy Louisiana
2.40% 10/1/26	100,000	94,533
3.25% 4/1/28	150,000	149,872
4.00% 3/15/33	95,000	99,850
4.05% 9/1/23	150,000	156,933
4.20% 4/1/50	100,000	104,827
4.95% 1/15/45	110,000	114,853
Entergy Mississippi 2.85% 6/1/28	50,000	48,266
Evergy 4.85% 6/1/21	50,000	51,533
Eversource Energy
2.50% 3/15/21	100,000	99,453
2.75% 3/15/22	100,000	99,995
2.90% 10/1/24	100,000	99,284
3.15% 1/15/25	100,000	99,924
3.30% 1/15/28	100,000	98,930
3.80% 12/1/23	45,000	46,622
4.25% 4/1/29	75,000	79,732
Exelon
2.45% 4/15/21	65,000	64,270
2.85% 6/15/20	150,000	149,866
3.40% 4/15/26	100,000	100,074
3.50% 6/1/22	200,000	202,127
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon (continued)
4.45% 4/15/46	100,000	$ 103,204
4.95% 6/15/35	105,000	111,639
5.10% 6/15/45	105,000	117,632
5.15% 12/1/20	200,000	206,248
Exelon Generation
4.25% 6/15/22	250,000	259,438
5.60% 6/15/42	292,000	307,864
6.25% 10/1/39	100,000	111,166
FirstEnergy
2.85% 7/15/22	60,000	59,606
3.90% 7/15/27	125,000	126,938
4.25% 3/15/23	130,000	135,684
4.85% 7/15/47	55,000	59,065
7.38% 11/15/31	230,000	304,497
Florida Power & Light
3.13% 12/1/25	250,000	253,902
3.70% 12/1/47	100,000	99,653
3.80% 12/15/42	100,000	100,994
3.95% 3/1/48	250,000	259,557
3.99% 3/1/49	300,000	315,131
4.05% 6/1/42	150,000	157,880
4.13% 6/1/48	100,000	107,037
5.69% 3/1/40	50,000	63,046
5.95% 2/1/38	200,000	258,247
5.96% 4/1/39	100,000	129,115
Fortis
2.10% 10/4/21	125,000	122,327
3.06% 10/4/26	200,000	191,179
Georgia Power
2.40% 4/1/21	50,000	49,595
3.25% 4/1/26	50,000	49,002
4.30% 3/15/42	200,000	198,232
4.30% 3/15/43	100,000	97,855
4.75% 9/1/40	100,000	103,737
Hydro-Quebec
8.05% 7/7/24	250,000	314,483
8.50% 12/1/29	115,000	169,565
Iberdrola International 6.75% 7/15/36	100,000	124,960
Indiana Michigan Power
3.75% 7/1/47	100,000	95,461
3.85% 5/15/28	150,000	156,629
4.25% 8/15/48	50,000	51,504
Interstate Power & Light
3.60% 4/1/29	200,000	200,925
6.25% 7/15/39	130,000	163,640
ITC Holdings
2.70% 11/15/22	100,000	98,253
3.25% 6/30/26	90,000	88,175
3.35% 11/15/27	100,000	98,979
3.65% 6/15/24	75,000	75,530
Kansas City Power & Light
3.65% 8/15/25	250,000	257,841

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Kansas City Power & Light (continued)
4.20% 6/15/47	100,000	$ 104,254
Kentucky Utilities
3.25% 11/1/20	100,000	100,830
5.13% 11/1/40	100,000	117,682
MidAmerican Energy
3.10% 5/1/27	100,000	100,624
3.50% 10/15/24	100,000	103,549
3.65% 4/15/29	50,000	52,081
3.95% 8/1/47	100,000	102,164
4.25% 7/15/49	50,000	53,269
4.40% 10/15/44	100,000	109,294
4.80% 9/15/43	250,000	284,745
5.75% 11/1/35	25,000	30,266
Mississippi Power 3.95% 3/30/28	100,000	101,275
Nevada Power
3.70% 5/1/29	75,000	77,352
6.75% 7/1/37	100,000	133,631
NextEra Energy Capital Holdings
2.90% 4/1/22	75,000	75,119
3.15% 4/1/24	150,000	150,712
3.25% 4/1/26	105,000	105,142
3.34% 9/1/20	50,000	50,381
3.50% 4/1/29	150,000	150,056
4.50% 6/1/21	100,000	103,107
Northern States Power
2.20% 8/15/20	100,000	99,539
2.60% 5/15/23	100,000	99,727
3.60% 5/15/46	50,000	48,979
3.60% 9/15/47	100,000	97,825
4.00% 8/15/45	100,000	102,938
5.35% 11/1/39	40,000	48,308
6.20% 7/1/37	100,000	130,436
NorthWestern 4.18% 11/15/44	150,000	153,137
NSTAR Electric 3.20% 5/15/27	100,000	100,157
Oglethorpe Power
4.25% 4/1/46	75,000	70,402
5.95% 11/1/39	100,000	116,674
Ohio Edison 6.88% 7/15/36	100,000	129,940
Ohio Power 4.15% 4/1/48	100,000	104,428
Oklahoma Gas & Electric
3.80% 8/15/28	100,000	102,476
4.15% 4/1/47	50,000	50,843
Oncor Electric Delivery
2.95% 4/1/25	100,000	99,992
3.70% 11/15/28	100,000	104,464
3.75% 4/1/45	100,000	100,564
4.10% 6/1/22	100,000	103,999
4.10% 11/15/48	100,000	107,148
4.55% 12/1/41	150,000	166,722
5.30% 6/1/42	200,000	242,002
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oncor Electric Delivery (continued)
7.00% 5/1/32	50,000	$ 67,251
PacifiCorp
2.95% 6/1/23	100,000	100,970
3.50% 6/15/29	65,000	66,505
4.10% 2/1/42	100,000	103,256
4.13% 1/15/49	70,000	72,457
4.15% 2/15/50	100,000	103,926
5.75% 4/1/37	100,000	122,493
6.00% 1/15/39	100,000	126,651
6.35% 7/15/38	25,000	32,488
7.70% 11/15/31	100,000	139,382
PECO Energy
3.15% 10/15/25	500,000	505,196
5.95% 10/1/36	100,000	124,369
Potomac Electric Power 4.15% 3/15/43	100,000	104,295
PPL Capital Funding
3.40% 6/1/23	200,000	200,984
3.50% 12/1/22	100,000	100,521
3.95% 3/15/24	200,000	204,844
4.00% 9/15/47	100,000	94,029
4.20% 6/15/22	150,000	153,956
PPL Electric Utilities
3.00% 9/15/21	100,000	100,633
4.13% 6/15/44	100,000	104,009
4.15% 10/1/45	250,000	260,749
6.25% 5/15/39	30,000	39,023
Progress Energy
6.00% 12/1/39	50,000	61,179
7.75% 3/1/31	150,000	204,203
PSEG Power
3.85% 6/1/23	100,000	102,603
5.13% 4/15/20	60,000	61,340
Public Service Co. of Colorado
3.20% 11/15/20	100,000	100,678
3.80% 6/15/47	200,000	200,174
6.25% 9/1/37	100,000	131,226
Public Service Electric & Gas
1.90% 3/15/21	50,000	49,452
2.38% 5/15/23	200,000	198,452
3.00% 5/15/25	100,000	100,231
3.60% 12/1/47	50,000	48,673
3.70% 5/1/28	100,000	104,044
3.80% 3/1/46	100,000	99,978
4.05% 5/1/48	100,000	104,652
5.50% 3/1/40	100,000	121,611
Public Service Enterprise Group 2.00% 11/15/21	200,000	194,269
Public Serviceof Colorado 4.05% 9/15/49	50,000	52,285
Puget Energy
3.65% 5/15/25	200,000	198,927
6.00% 9/1/21	200,000	212,649

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Sound Energy
4.22% 6/15/48	65,000	$ 69,193
5.64% 4/15/41	80,000	98,055
5.80% 3/15/40	100,000	125,388
San Diego Gas & Electric
3.00% 8/15/21	175,000	175,964
3.60% 9/1/23	200,000	204,086
4.15% 5/15/48	100,000	100,311
6.00% 6/1/39	110,000	131,032
Sempra Energy
2.85% 11/15/20	100,000	99,835
2.88% 10/1/22	150,000	147,896
2.90% 2/1/23	35,000	34,505
3.40% 2/1/28	95,000	91,718
3.75% 11/15/25	100,000	99,838
3.80% 2/1/38	150,000	137,687
4.00% 2/1/48	95,000	86,648
6.00% 10/15/39	125,000	146,844
Sierra Pacific Power 2.60% 5/1/26	200,000	192,263
South Carolina Electric & Gas
4.25% 8/15/28	135,000	145,871
6.05% 1/15/38	225,000	277,008
Southern
2.35% 7/1/21	250,000	247,313
2.75% 6/15/20	100,000	100,008
2.95% 7/1/23	75,000	74,715
3.25% 7/1/26	250,000	245,109
4.25% 7/1/36	85,000	83,990
4.40% 7/1/46	250,000	251,739
Southern California Edison
2.90% 3/1/21	100,000	99,300
3.65% 3/1/28	100,000	98,265
3.88% 6/1/21	70,000	70,516
3.90% 3/15/43	100,000	91,915
4.00% 4/1/47	100,000	93,269
4.05% 3/15/42	300,000	281,857
4.13% 3/1/48	150,000	143,223
4.20% 3/1/29	100,000	101,740
4.50% 9/1/40	100,000	99,583
4.65% 10/1/43	100,000	101,931
4.88% 3/1/49	100,000	106,359
5.95% 2/1/38	25,000	28,437
6.00% 1/15/34	200,000	227,221
6.05% 3/15/39	170,000	197,029
6.65% 4/1/29	100,000	109,736
Southern Power
2.38% 6/1/20	100,000	99,586
2.50% 12/15/21	100,000	98,957
4.15% 12/1/25	200,000	207,851
4.95% 12/15/46	100,000	101,145
5.25% 7/15/43	120,000	126,941
Southwestern Electric Power
2.75% 10/1/26	150,000	142,882
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Electric Power (continued)
3.85% 2/1/48	100,000	$ 94,265
3.90% 4/1/45	300,000	283,850
6.20% 3/15/40	200,000	245,853
Southwestern Public Service 4.40% 11/15/48	100,000	107,720
Tampa Electric
4.10% 6/15/42	100,000	99,792
4.35% 5/15/44	50,000	50,821
4.45% 6/15/49	100,000	103,368
TransAlta 6.50% 3/15/40	250,000	251,894
Union Electric
2.95% 6/15/27	100,000	98,915
3.50% 4/15/24	100,000	102,930
3.50% 3/15/29	100,000	102,608
3.65% 4/15/45	100,000	97,969
3.90% 9/15/42	100,000	102,002
4.00% 4/1/48	100,000	103,482
8.45% 3/15/39	80,000	123,260
Virginia Electric & Power
2.75% 3/15/23	200,000	199,702
2.95% 11/15/26	100,000	97,973
3.15% 1/15/26	70,000	70,122
3.50% 3/15/27	150,000	152,874
3.80% 4/1/28	100,000	103,523
3.80% 9/15/47	100,000	96,633
4.00% 11/15/46	45,000	45,225
4.45% 2/15/44	325,000	345,398
4.60% 12/1/48	115,000	127,117
4.65% 8/15/43	150,000	163,784
6.00% 5/15/37	25,000	30,915
6.35% 11/30/37	100,000	128,992
8.88% 11/15/38	100,000	157,885
WEC Energy Group
2.45% 6/15/20	50,000	49,853
3.10% 3/8/22	45,000	45,386
3.38% 6/15/21	65,000	65,792
3.55% 6/15/25	50,000	50,896
Westar Energy
2.55% 7/1/26	50,000	47,975
4.10% 4/1/43	300,000	303,762
4.25% 12/1/45	50,000	52,357
Wisconsin Electric Power
2.95% 9/15/21	100,000	100,484
4.30% 10/15/48	45,000	48,499
Wisconsin Public Service 4.75% 11/1/44	200,000	226,008
Xcel Energy
2.40% 3/15/21	100,000	99,309
2.60% 3/15/22	100,000	99,426
3.30% 6/1/25	100,000	101,029
3.35% 12/1/26	100,000	100,202

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy (continued)
6.50% 7/1/36	100,000	$ 127,828
		47,351,590
Electrical Components & Equipment–0.02%
Emerson Electric
2.63% 12/1/21	100,000	100,080
3.15% 6/1/25	150,000	150,022
4.25% 11/15/20	50,000	51,300
5.25% 11/15/39	50,000	59,349
Hubbell 3.35% 3/1/26	150,000	146,551
		507,302
Electronics–0.14%
Agilent Technologies
3.88% 7/15/23	150,000	154,917
5.00% 7/15/20	100,000	102,760
Allegion US Holding
3.20% 10/1/24	150,000	145,173
3.55% 10/1/27	150,000	142,692
Amphenol
2.20% 4/1/20	50,000	49,691
3.20% 4/1/24	100,000	99,998
4.35% 6/1/29	75,000	79,355
Arrow Electronics
3.50% 4/1/22	100,000	100,638
3.88% 1/12/28	200,000	192,728
Avnet
3.75% 12/1/21	50,000	50,512
4.63% 4/15/26	50,000	51,147
4.88% 12/1/22	100,000	104,579
Flex 4.75% 6/15/25	125,000	128,793
FLIR Systems 3.13% 6/15/21	50,000	49,856
Fortive
2.35% 6/15/21	100,000	98,972
3.15% 6/15/26	150,000	146,212
4.30% 6/15/46	50,000	49,088
Honeywell International
1.85% 11/1/21	200,000	196,508
2.50% 11/1/26	200,000	195,400
3.35% 12/1/23	200,000	204,635
3.81% 11/21/47	315,000	320,416
4.25% 3/1/21	50,000	51,757
Jabil 3.95% 1/12/28	110,000	103,180
Keysight Technologies
4.55% 10/30/24	250,000	259,895
4.60% 4/6/27	60,000	62,078
Tech Data
3.70% 2/15/22	100,000	100,701
4.95% 2/15/27	100,000	101,474
Trimble
4.15% 6/15/23	100,000	101,822
4.75% 12/1/24	100,000	102,785
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Trimble (continued)
4.90% 6/15/28	100,000	$ 102,258
Tyco Electronics Group
3.50% 2/3/22	150,000	151,646
3.70% 2/15/26	100,000	101,170
		3,902,836
Engineering & Construction–0.01%
Fluor
3.50% 12/15/24	100,000	100,059
4.25% 9/15/28	150,000	150,145
		250,204
Environmental Control–0.07%
Republic Services
2.90% 7/1/26	110,000	107,756
3.20% 3/15/25	250,000	252,410
3.38% 11/15/27	60,000	60,457
3.95% 5/15/28	150,000	157,380
4.75% 5/15/23	100,000	106,657
5.25% 11/15/21	100,000	106,169
Waste Management
2.40% 5/15/23	100,000	98,361
3.13% 3/1/25	100,000	100,747
3.15% 11/15/27	100,000	99,756
3.50% 5/15/24	250,000	256,291
3.90% 3/1/35	550,000	551,909
4.10% 3/1/45	55,000	56,825
		1,954,718
Food–0.42%
Campbell Soup
2.50% 8/2/22	61,000	59,556
3.30% 3/15/21	135,000	135,894
3.65% 3/15/23	200,000	202,919
3.95% 3/15/25	150,000	151,097
4.15% 3/15/28	200,000	199,428
4.25% 4/15/21	250,000	255,664
4.80% 3/15/48	65,000	60,675
Conagra Brands
3.20% 1/25/23	196,000	196,189
3.80% 10/22/21	60,000	61,152
4.30% 5/1/24	75,000	77,869
4.60% 11/1/25	70,000	73,536
4.85% 11/1/28	165,000	173,450
5.30% 11/1/38	50,000	50,706
5.40% 11/1/48	105,000	105,742
8.25% 9/15/30	100,000	132,946
Flowers Foods 3.50% 10/1/26	105,000	101,641
General Mills
3.15% 12/15/21	200,000	201,655
3.20% 4/16/21	25,000	25,226
3.20% 2/10/27	150,000	145,570

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
General Mills (continued)
3.65% 2/15/24	111,000	$ 113,409
3.70% 10/17/23	75,000	76,916
4.00% 4/17/25	100,000	103,568
4.20% 4/17/28	75,000	78,006
4.55% 4/17/38	50,000	49,582
4.70% 4/17/48	60,000	60,007
5.40% 6/15/40	45,000	48,152
Hershey
2.30% 8/15/26	100,000	95,394
3.38% 5/15/23	100,000	103,657
4.13% 12/1/20	200,000	204,866
Ingredion 3.20% 10/1/26	100,000	95,666
JM Smucker
3.00% 3/15/22	150,000	150,422
3.38% 12/15/27	100,000	98,024
3.50% 3/15/25	150,000	150,511
4.25% 3/15/35	100,000	96,773
4.38% 3/15/45	50,000	47,064
Kellogg
2.65% 12/1/23	200,000	196,043
3.13% 5/17/22	150,000	150,664
3.25% 4/1/26	95,000	92,419
3.40% 11/15/27	200,000	192,360
4.00% 12/15/20	64,000	65,344
4.30% 5/15/28	150,000	154,039
4.50% 4/1/46	100,000	94,787
Koninklijke Ahold Delhaize 5.70% 10/1/40	145,000	160,349
Kraft Heinz Foods
3.00% 6/1/26	575,000	536,504
3.38% 6/15/21	40,000	40,343
3.50% 6/6/22	150,000	151,704
3.50% 7/15/22	200,000	201,988
3.95% 7/15/25	150,000	151,299
4.00% 6/15/23	200,000	205,568
4.38% 6/1/46	790,000	684,605
4.63% 1/30/29	150,000	154,439
5.00% 7/15/35	105,000	103,638
5.00% 6/4/42	250,000	236,894
5.20% 7/15/45	85,000	82,162
6.50% 2/9/40	150,000	163,965
Kroger
2.60% 2/1/21	50,000	49,766
3.30% 1/15/21	250,000	251,541
3.40% 4/15/22	50,000	50,679
3.50% 2/1/26	100,000	98,948
4.45% 2/1/47	500,000	454,031
5.00% 4/15/42	100,000	97,927
6.90% 4/15/38	100,000	119,527
7.50% 4/1/31	250,000	313,484
McCormick & Co.
2.70% 8/15/22	150,000	149,255
3.15% 8/15/24	100,000	99,802
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
McCormick & Co. (continued)
3.40% 8/15/27	150,000	$ 147,377
4.20% 8/15/47	20,000	19,203
Mondelez International
3.00% 5/7/20	100,000	100,251
3.63% 5/7/23	100,000	102,452
3.63% 2/13/26	100,000	101,450
4.13% 5/7/28	100,000	104,543
4.63% 5/7/48	100,000	101,339
Sysco
2.50% 7/15/21	105,000	104,139
2.60% 10/1/20	250,000	249,699
3.25% 7/15/27	200,000	196,792
3.30% 7/15/26	100,000	99,472
3.55% 3/15/25	100,000	101,486
3.75% 10/1/25	125,000	128,031
4.45% 3/15/48	100,000	101,493
4.50% 4/1/46	75,000	76,784
4.85% 10/1/45	85,000	91,319
Tyson Foods
2.25% 8/23/21	65,000	64,019
3.55% 6/2/27	155,000	152,533
3.95% 8/15/24	240,000	247,282
4.00% 3/1/26	65,000	66,538
4.35% 3/1/29	130,000	134,525
4.55% 6/2/47	105,000	99,324
5.10% 9/28/48	40,000	40,776
		12,117,833
Forest Products & Paper–0.09%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	206,750
Domtar 4.40% 4/1/22	100,000	102,198
Fibria Overseas Finance
4.00% 1/14/25	200,000	198,150
5.50% 1/17/27	100,000	105,200
Georgia-Pacific 8.00% 1/15/24	250,000	305,787
International Paper
3.00% 2/15/27	150,000	144,541
4.35% 8/15/48	350,000	326,778
4.75% 2/15/22	92,000	96,269
4.80% 6/15/44	200,000	197,402
5.00% 9/15/35	100,000	104,710
5.15% 5/15/46	200,000	205,347
6.00% 11/15/41	135,000	150,875
7.30% 11/15/39	100,000	126,674
7.50% 8/15/21	54,000	59,488
Suzano Austria 6.00% 1/15/29	200,000	213,542
		2,543,711

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.13%
Atmos Energy
3.00% 6/15/27	65,000	$ 64,451
4.13% 10/15/44	150,000	156,722
4.13% 3/15/49	155,000	160,854
CenterPoint Energy Resources
3.55% 4/1/23	100,000	101,840
4.00% 4/1/28	100,000	103,181
4.10% 9/1/47	45,000	44,358
4.50% 1/15/21	65,000	66,614
5.85% 1/15/41	115,000	137,870
Dominion Energy Gas Holdings
3.60% 12/15/24	25,000	25,390
4.60% 12/15/44	200,000	210,522
4.80% 11/1/43	94,000	100,721
National Fuel Gas
3.75% 3/1/23	156,000	156,552
3.95% 9/15/27	200,000	192,198
NiSource
2.65% 11/17/22	165,000	162,559
3.49% 5/15/27	100,000	99,756
3.65% 6/15/23	300,000	305,354
3.95% 3/30/48	150,000	143,010
4.38% 5/15/47	100,000	101,160
4.80% 2/15/44	100,000	105,361
5.25% 2/15/43	59,000	64,909
ONE Gas
3.61% 2/1/24	100,000	102,287
4.66% 2/1/44	50,000	55,773
Piedmont Natural Gas
3.64% 11/1/46	50,000	45,556
4.65% 8/1/43	50,000	53,860
Southern California Gas
3.15% 9/15/24	100,000	100,662
4.13% 6/1/48	100,000	102,937
Southern Gas Capital
3.95% 10/1/46	200,000	187,902
4.40% 6/1/43	100,000	100,190
4.40% 5/30/47	200,000	201,315
5.88% 3/15/41	70,000	83,291
Southwest Gas 3.70% 4/1/28	100,000	101,972
Washington Gas Light 3.80% 9/15/46	70,000	67,368
		3,706,495
Hand Machine Tools–0.02%
Snap-on 4.10% 3/1/48	85,000	88,805
Stanley Black & Decker
2.90% 11/1/22	150,000	151,241
3.40% 3/1/26	145,000	146,991
5.20% 9/1/40	100,000	113,322
		500,359
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.39%
Abbott Laboratories
2.90% 11/30/21	500,000	$ 502,309
3.40% 11/30/23	210,000	214,442
3.75% 11/30/26	340,000	353,746
3.88% 9/15/25	120,000	125,640
4.75% 11/30/36	350,000	392,322
4.90% 11/30/46	400,000	463,188
5.30% 5/27/40	250,000	292,590
6.00% 4/1/39	50,000	61,328
6.15% 11/30/37	50,000	61,776
Baxter International
1.70% 8/15/21	100,000	97,371
2.60% 8/15/26	150,000	143,366
3.50% 8/15/46	100,000	86,576
Becton Dickinson & Co.
2.40% 6/5/20	70,000	69,512
2.89% 6/6/22	135,000	134,431
3.25% 11/12/20	100,000	100,445
3.36% 6/6/24	150,000	150,088
3.70% 6/6/27	300,000	299,129
3.73% 12/15/24	350,000	355,560
4.67% 6/6/47	125,000	131,106
5.00% 11/12/40	35,000	35,674
Boston Scientific
3.45% 3/1/24	75,000	76,395
3.75% 3/1/26	100,000	102,048
3.85% 5/15/25	100,000	103,039
4.00% 3/1/28	200,000	205,792
4.00% 3/1/29	140,000	144,721
4.55% 3/1/39	100,000	104,651
4.70% 3/1/49	105,000	111,680
7.38% 1/15/40	201,000	274,599
Covidien International Finance 3.20% 6/15/22	150,000	152,570
Danaher
3.35% 9/15/25	125,000	126,581
4.38% 9/15/45	115,000	119,875
Koninklijke Philips
5.00% 3/15/42	100,000	111,407
6.88% 3/11/38	50,000	66,560
Medtronic
3.13% 3/15/22	150,000	152,471
3.50% 3/15/25	575,000	593,474
3.63% 3/15/24	500,000	519,154
4.38% 3/15/35	150,000	163,994
4.63% 3/15/45	590,000	675,356
Medtronic Global Holdings 3.35% 4/1/27	150,000	152,758
Stryker
2.63% 3/15/21	150,000	149,599
3.38% 5/15/24	150,000	153,623
3.38% 11/1/25	100,000	101,706
3.50% 3/15/26	75,000	76,044
3.65% 3/7/28	200,000	205,320

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Stryker (continued)
4.38% 5/15/44	100,000	$ 103,318
4.63% 3/15/46	95,000	102,338
Thermo Fisher Scientific
3.00% 4/15/23	105,000	105,081
3.20% 8/15/27	100,000	97,895
3.30% 2/15/22	200,000	202,666
3.60% 8/15/21	100,000	101,673
4.10% 8/15/47	100,000	99,138
4.15% 2/1/24	200,000	209,118
4.50% 3/1/21	240,000	247,909
4.70% 5/1/20	100,000	102,070
5.30% 2/1/44	200,000	230,466
Zimmer Biomet Holdings
2.70% 4/1/20	350,000	349,207
3.15% 4/1/22	250,000	250,798
3.55% 4/1/25	180,000	177,656
3.70% 3/19/23	75,000	75,724
		11,169,073
Health Care Services–0.54%
Advocate Health & Hospitals
3.83% 8/15/28	35,000	36,838
4.27% 8/15/48	30,000	32,093
Aetna
2.75% 11/15/22	550,000	542,949
2.80% 6/15/23	135,000	132,650
3.88% 8/15/47	145,000	125,556
6.63% 6/15/36	100,000	118,598
6.75% 12/15/37	100,000	121,057
AHS Hospital 5.02% 7/1/45	50,000	58,644
Anthem
2.50% 11/21/20	65,000	64,693
2.95% 12/1/22	200,000	199,943
3.13% 5/15/22	250,000	252,179
3.35% 12/1/24	150,000	151,130
3.50% 8/15/24	250,000	253,266
4.10% 3/1/28	350,000	360,472
4.35% 8/15/20	100,000	102,045
4.38% 12/1/47	125,000	124,464
4.55% 3/1/48	350,000	356,855
4.63% 5/15/42	100,000	103,382
4.65% 1/15/43	125,000	129,186
4.65% 8/15/44	100,000	103,783
Ascension Health 3.95% 11/15/46	185,000	190,516
Baylor Scott & White Holdings
3.97% 11/15/46	50,000	49,852
4.19% 11/15/45	95,000	98,777
Children's Hospital 4.12% 1/1/47	65,000	67,633
Children's Hospital Medical Center 4.27% 5/15/44	50,000	52,786
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Cigna
3.05% 10/15/27	395,000	$ 373,536
3.88% 10/15/47	400,000	356,113
4.13% 11/15/25	90,000	93,233
7.88% 5/15/27	21,000	26,622
City of Hope 4.38% 8/15/48	75,000	78,799
Coventry Health Care 5.45% 6/15/21	80,000	83,653
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	101,908
Duke University Health System 3.92% 6/1/47	75,000	77,567
Hackensack Meridian Health 4.50% 7/1/57	100,000	109,261
HCA
4.50% 2/15/27	160,000	164,573
4.75% 5/1/23	165,000	173,060
5.00% 3/15/24	265,000	281,259
5.25% 4/15/25	185,000	198,907
5.25% 6/15/26	200,000	214,597
5.50% 6/15/47	200,000	212,940
5.88% 3/15/22	250,000	268,380
Humana
2.50% 12/15/20	50,000	49,638
2.90% 12/15/22	100,000	99,331
3.15% 12/1/22	100,000	100,469
4.63% 12/1/42	175,000	180,193
4.95% 10/1/44	300,000	320,813
Indiana University Health 3.97% 11/1/48	55,000	57,076
Johns Hopkins Health System 3.84% 5/15/46	70,000	70,979
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	125,834
3.50% 4/1/22	50,000	51,396
4.15% 5/1/47	105,000	111,469
Laboratory Corporation of America Holdings
3.25% 9/1/24	100,000	98,993
3.60% 9/1/27	100,000	99,482
4.63% 11/15/20	150,000	153,353
4.70% 2/1/45	500,000	488,111
Mayo Clinic 4.13% 11/15/52	100,000	103,999
McLaren Health Care 4.39% 5/15/48	65,000	69,417
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	134,284
Mercy Health 4.30% 7/1/28	25,000	26,915
Montefiore Obligated Group 5.25% 11/1/48	70,000	73,247
Mount Sinai Hospitals Group 3.98% 7/1/48	100,000	98,828
New York and Presbyterian Hospital
4.02% 8/1/45	75,000	78,603

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
New York and Presbyterian Hospital (continued)
4.06% 8/1/56	50,000	$ 51,560
Northwell Healthcare
3.98% 11/1/46	250,000	242,038
4.26% 11/1/47	150,000	151,499
NYU Langone Hospitals 4.37% 7/1/47	100,000	106,036
Orlando Health Obligated Group 4.09% 10/1/48	45,000	45,310
Partners Healthcare System 3.77% 7/1/48	40,000	39,083
Providence St Joseph Health Obligated Group
2.75% 10/1/26	100,000	95,066
3.74% 10/1/47	100,000	97,236
Quest Diagnostics
3.45% 6/1/26	55,000	54,631
3.50% 3/30/25	300,000	300,333
4.20% 6/30/29	100,000	102,982
RWJ Barnabas Health 3.95% 7/1/46	50,000	49,743
SSM Health Care
3.69% 6/1/23	90,000	92,379
3.82% 6/1/27	71,000	71,829
Stanford Health Care 3.80% 11/15/48	30,000	30,186
Texas Health Resources 4.33% 11/15/55	30,000	32,013
Trinity Health 4.13% 12/1/45	25,000	25,269
UnitedHealth Group
1.95% 10/15/20	200,000	197,926
2.13% 3/15/21	200,000	198,346
2.38% 10/15/22	200,000	198,042
2.70% 7/15/20	145,000	145,328
2.75% 2/15/23	107,000	107,065
2.88% 12/15/21	400,000	402,345
2.88% 3/15/23	250,000	251,578
2.95% 10/15/27	250,000	245,697
3.15% 6/15/21	100,000	101,116
3.38% 4/15/27	150,000	152,047
3.45% 1/15/27	100,000	101,892
3.50% 6/15/23	100,000	103,078
3.50% 2/15/24	40,000	41,198
3.70% 12/15/25	40,000	41,657
3.75% 7/15/25	500,000	522,396
3.75% 10/15/47	200,000	194,529
3.85% 6/15/28	200,000	209,495
3.88% 12/15/28	50,000	52,403
4.20% 1/15/47	55,000	57,088
4.25% 3/15/43	100,000	105,137
4.25% 6/15/48	150,000	158,029
4.38% 3/15/42	100,000	106,609
4.45% 12/15/48	45,000	48,871
4.63% 11/15/41	200,000	219,296
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
4.70% 2/15/21	100,000	$ 103,275
6.50% 6/15/37	150,000	198,531
6.63% 11/15/37	100,000	134,631
6.88% 2/15/38	100,000	137,759
		15,358,742
Home Builders–0.00%
DR Horton 2.55% 12/1/20	50,000	49,670
		49,670
Home Furnishings–0.01%
Leggett & Platt
3.40% 8/15/22	50,000	50,233
3.50% 11/15/27	100,000	96,199
Whirlpool
4.50% 6/1/46	70,000	61,898
4.70% 6/1/22	100,000	104,660
4.75% 2/26/29	60,000	61,611
		374,601
Household Products Wares–0.05%
Avery Dennison 4.88% 12/6/28	100,000	107,135
Church & Dwight
2.45% 8/1/22	100,000	98,478
3.15% 8/1/27	100,000	97,076
3.95% 8/1/47	100,000	96,668
Clorox
3.10% 10/1/27	150,000	147,857
3.50% 12/15/24	150,000	155,407
3.90% 5/15/28	100,000	105,036
Kimberly-Clark
3.05% 8/15/25	50,000	50,797
3.20% 7/30/46	50,000	45,540
3.90% 5/4/47	100,000	102,452
5.30% 3/1/41	200,000	243,465
6.63% 8/1/37	100,000	136,172
		1,386,083
Housewares–0.01%
Newell Brands
3.85% 4/1/23	115,000	113,782
4.20% 4/1/26	120,000	114,644
5.38% 4/1/36	47,000	42,754
Tupperware Brands 4.75% 6/1/21	100,000	102,561
		373,741
Insurance–0.82%
Aflac
4.00% 10/15/46	300,000	296,736
4.75% 1/15/49	100,000	110,593

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Alleghany
4.90% 9/15/44	95,000	$ 96,647
4.95% 6/27/22	100,000	106,084
Allied World Assurance Holdings 4.35% 10/29/25	100,000	99,674
Allstate
3.28% 12/15/26	150,000	152,246
4.20% 12/15/46	150,000	154,236
4.50% 6/15/43	100,000	108,991
5.55% 5/9/35	150,000	179,485
μ5.75% 8/15/53	225,000	227,582
American Financial Group
3.50% 8/15/26	65,000	62,781
4.50% 6/15/47	150,000	141,536
American International Group
3.30% 3/1/21	85,000	85,562
3.75% 7/10/25	70,000	70,113
3.90% 4/1/26	600,000	604,366
4.20% 4/1/28	100,000	101,756
4.50% 7/16/44	500,000	479,582
4.70% 7/10/35	100,000	100,405
4.75% 4/1/48	200,000	199,228
4.80% 7/10/45	100,000	100,230
4.88% 6/1/22	500,000	529,202
6.40% 12/15/20	200,000	211,573
Aon
2.80% 3/15/21	150,000	149,740
3.50% 6/14/24	100,000	101,486
3.88% 12/15/25	100,000	103,322
4.00% 11/27/23	150,000	155,907
4.75% 5/15/45	100,000	103,963
5.00% 9/30/20	100,000	103,439
Arch Capital Group US
4.01% 12/15/26	100,000	104,024
5.03% 12/15/46	100,000	111,155
5.14% 11/1/43	105,000	116,875
Aspen Insurance Holdings 4.65% 11/15/23	100,000	103,054
Assurant
4.20% 9/27/23	100,000	101,935
4.90% 3/27/28	100,000	101,841
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	107,287
Athene Holding 4.13% 1/12/28	150,000	144,334
AXA 8.60% 12/15/30	200,000	262,187
AXIS Specialty Finance 5.88% 6/1/20	100,000	103,037
Berkshire Hathaway
2.20% 3/15/21	145,000	144,392
3.00% 2/11/23	100,000	101,770
3.13% 3/15/26	515,000	520,741
3.40% 1/31/22	300,000	308,240
3.75% 8/15/21	300,000	309,151
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway (continued)
4.50% 2/11/43	250,000	$ 273,097
Berkshire Hathaway Finance
3.00% 5/15/22	100,000	101,704
4.25% 1/15/21	100,000	103,240
4.25% 1/15/49	100,000	104,822
4.30% 5/15/43	100,000	105,981
4.40% 5/15/42	100,000	107,010
5.75% 1/15/40	100,000	124,137
Brighthouse Financial
3.70% 6/22/27	250,000	226,932
4.70% 6/22/47	200,000	159,720
Brown & Brown 4.50% 3/15/29	100,000	101,266
Chubb
6.00% 5/11/37	100,000	128,699
6.50% 5/15/38	200,000	270,903
Chubb INA Holdings
2.70% 3/13/23	100,000	99,774
3.35% 5/15/24	300,000	307,097
3.35% 5/3/26	95,000	96,763
4.15% 3/13/43	100,000	105,457
Cincinnati Financial 6.92% 5/15/28	100,000	124,062
CNA Financial
3.95% 5/15/24	125,000	127,099
4.50% 3/1/26	100,000	104,271
5.75% 8/15/21	30,000	31,911
Enstar Group 4.50% 3/10/22	50,000	50,936
Everest Reinsurance Holdings 4.87% 6/1/44	100,000	103,001
Fidelity National Financial 4.50% 8/15/28	150,000	151,874
First American Financial 4.60% 11/15/24	100,000	103,755
Hanover Insurance Group 4.50% 4/15/26	100,000	102,040
Hartford Financial Services Group
4.30% 4/15/43	43,000	42,950
4.40% 3/15/48	100,000	100,888
5.13% 4/15/22	100,000	106,743
5.95% 10/15/36	250,000	298,376
6.10% 10/1/41	50,000	61,041
Kemper 4.35% 2/15/25	70,000	71,692
✱Lincoln National 4.00% 9/1/23	500,000	522,822
Loews
4.13% 5/15/43	500,000	494,321
6.00% 2/1/35	100,000	118,116
Manulife Financial
μ4.06% 2/24/32	250,000	243,190
4.15% 3/4/26	100,000	105,306
5.38% 3/4/46	100,000	118,127

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Markel 5.00% 4/5/46	250,000	$ 250,730
Marsh & McLennan
2.75% 1/30/22	60,000	59,957
3.30% 3/14/23	100,000	101,431
3.50% 3/10/25	150,000	153,921
3.75% 3/14/26	75,000	77,310
3.88% 3/15/24	100,000	103,778
4.20% 3/1/48	100,000	99,351
4.35% 1/30/47	45,000	45,676
4.38% 3/15/29	195,000	206,528
4.75% 3/15/39	55,000	59,619
4.80% 7/15/21	100,000	104,015
4.90% 3/15/49	90,000	98,683
Mercury General 4.40% 3/15/27	50,000	49,733
MetLife
3.00% 3/1/25	150,000	150,398
4.05% 3/1/45	150,000	150,082
4.37% 9/15/23	367,000	392,009
4.60% 5/13/46	200,000	217,183
4.75% 2/8/21	155,000	160,669
4.88% 11/13/43	200,000	222,943
5.70% 6/15/35	50,000	60,210
5.88% 2/6/41	100,000	124,602
6.38% 6/15/34	100,000	129,812
6.40% 12/15/66	100,000	107,393
6.50% 12/15/32	100,000	130,178
10.75% 8/1/69	150,000	226,759
Old Republic International 4.88% 10/1/24	100,000	105,525
PartnerRe Finance B 5.50% 6/1/20	100,000	102,627
Primerica 4.75% 7/15/22	100,000	105,290
Principal Financial Group
3.10% 11/15/26	300,000	292,456
3.40% 5/15/25	100,000	100,535
μ4.70% 5/15/55	50,000	49,184
Progressive
3.75% 8/23/21	100,000	101,963
4.13% 4/15/47	200,000	208,391
4.20% 3/15/48	150,000	157,079
4.35% 4/25/44	250,000	265,353
Prudential Financial
3.88% 3/27/28	100,000	105,045
3.91% 12/7/47	563,000	543,247
3.94% 12/7/49	302,000	291,886
4.35% 2/25/50	250,000	258,843
4.42% 3/27/48	100,000	104,064
μ4.50% 9/15/47	215,000	203,223
μ5.20% 3/15/44	100,000	101,230
5.70% 12/14/36	350,000	417,355
6.63% 6/21/40	200,000	261,116
Reinsurance Group of America
3.95% 9/15/26	30,000	30,225
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Reinsurance Group of America (continued)
4.70% 9/15/23	150,000	$ 160,466
RenaissanceRe Finance 3.45% 7/1/27	130,000	128,453
Renaissancere Holdings 3.60% 4/15/29	100,000	98,422
Sompo International Holdings 4.70% 10/15/22	100,000	102,738
Swiss Re America Holding 7.00% 2/15/26	100,000	120,607
Transatlantic Holdings 8.00% 11/30/39	100,000	139,010
Travelers
3.75% 5/15/46	50,000	49,022
3.90% 11/1/20	100,000	102,073
4.00% 5/30/47	80,000	81,877
4.05% 3/7/48	200,000	205,540
4.60% 8/1/43	250,000	277,933
6.25% 6/15/37	100,000	131,855
6.75% 6/20/36	100,000	136,123
Travelers Companies 4.10% 3/4/49	100,000	103,607
Trinity Acquisition 4.40% 3/15/26	100,000	103,850
Unum Group
3.00% 5/15/21	30,000	30,002
5.75% 8/15/42	50,000	53,478
Voya Financial
3.65% 6/15/26	100,000	99,364
4.80% 6/15/46	60,000	62,230
5.70% 7/15/43	100,000	116,294
Willis North America
3.60% 5/15/24	100,000	100,694
4.50% 9/15/28	150,000	156,089
5.05% 9/15/48	150,000	156,320
XLIT 5.25% 12/15/43	200,000	227,090
		23,406,355
Internet–0.28%
Alibaba Group Holding
3.40% 12/6/27	210,000	206,118
3.60% 11/28/24	633,000	649,185
4.00% 12/6/37	100,000	97,211
4.20% 12/6/47	400,000	392,011
4.40% 12/6/57	200,000	199,926
Alphabet
2.00% 8/15/26	250,000	236,106
3.38% 2/25/24	200,000	208,069
3.63% 5/19/21	100,000	102,570
Amazon.com
1.90% 8/21/20	60,000	59,528
2.40% 2/22/23	595,000	589,906
2.80% 8/22/24	75,000	75,173
3.15% 8/22/27	500,000	503,835

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com (continued)
3.80% 12/5/24	500,000	$ 527,726
3.88% 8/22/37	115,000	119,700
4.05% 8/22/47	635,000	673,365
4.25% 8/22/57	205,000	220,781
5.20% 12/3/25	100,000	113,537
Baidu
3.00% 6/30/20	200,000	199,987
3.50% 11/28/22	200,000	201,386
3.88% 9/29/23	200,000	204,408
4.13% 6/30/25	200,000	204,610
4.38% 3/29/28	200,000	206,387
Booking Holdings
2.75% 3/15/23	150,000	149,343
3.55% 3/15/28	150,000	149,441
3.60% 6/1/26	200,000	203,435
eBay
2.60% 7/15/22	250,000	246,641
2.88% 8/1/21	350,000	350,186
3.25% 10/15/20	100,000	100,457
3.80% 3/9/22	150,000	153,305
Expedia Group
3.80% 2/15/28	100,000	96,589
4.50% 8/15/24	200,000	207,719
5.95% 8/15/20	100,000	103,933
JD.com 3.88% 4/29/26	200,000	195,393
		7,947,967
Investment Company Security–0.01%
Ares Capital
3.50% 2/10/23	150,000	145,954
3.63% 1/19/22	150,000	150,371
4.25% 3/1/25	100,000	97,694
		394,019
Iron & Steel–0.09%
ArcelorMittal
4.55% 3/11/26	100,000	102,344
5.25% 8/5/20	145,000	149,014
5.50% 3/1/21	115,000	120,183
6.13% 6/1/25	80,000	88,601
6.25% 2/25/22	105,000	113,343
7.00% 10/15/39	115,000	131,141
Nucor
3.95% 5/1/28	100,000	103,758
4.00% 8/1/23	139,000	145,318
4.13% 9/15/22	100,000	104,541
4.40% 5/1/48	100,000	102,438
5.20% 8/1/43	100,000	113,649
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	155,674
Vale Overseas
4.38% 1/11/22	80,000	81,960
6.25% 8/10/26	300,000	327,600
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Vale Overseas (continued)
6.88% 11/21/36	350,000	$ 402,150
6.88% 11/10/39	170,000	195,925
		2,437,639
Leisure Time–0.01%
Carnival 3.95% 10/15/20	133,000	135,487
Harley-Davidson
3.50% 7/28/25	50,000	48,633
4.63% 7/28/45	50,000	46,544
Royal Caribbean Cruises
2.65% 11/28/20	55,000	54,955
3.70% 3/15/28	90,000	86,823
		372,442
Lodging–0.05%
Hyatt Hotels
4.38% 9/15/28	100,000	102,334
4.85% 3/15/26	50,000	52,878
Marriott International
2.30% 1/15/22	100,000	98,337
2.88% 3/1/21	100,000	99,869
3.13% 6/15/26	100,000	96,563
3.38% 10/15/20	208,000	209,160
3.60% 4/15/24	75,000	75,726
3.75% 10/1/25	50,000	50,457
4.00% 4/15/28	100,000	101,315
Sands China
4.60% 8/8/23	200,000	206,558
5.40% 8/8/28	200,000	210,020
		1,303,217
Machinery Construction & Mining–0.12%
ABB Finance USA
2.80% 4/3/20	45,000	45,018
2.88% 5/8/22	250,000	251,954
3.38% 4/3/23	100,000	101,666
3.80% 4/3/28	100,000	105,074
4.38% 5/8/42	187,000	203,061
Caterpillar
2.60% 6/26/22	50,000	49,939
3.80% 8/15/42	168,000	171,015
3.90% 5/27/21	150,000	153,987
4.75% 5/15/64	250,000	277,431
6.05% 8/15/36	200,000	254,129
Caterpillar Financial Services
1.70% 8/9/21	250,000	245,152
1.85% 9/4/20	330,000	326,415
2.40% 6/6/22	400,000	396,786
2.40% 8/9/26	100,000	95,291
2.55% 11/29/22	200,000	199,125
2.90% 3/15/21	150,000	150,790
3.15% 9/7/21	80,000	80,958
3.25% 12/1/24	150,000	153,716

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar Financial Services (continued)
3.35% 12/7/20	100,000	$ 101,333
3.65% 12/7/23	100,000	104,348
Oshkosh 4.60% 5/15/28	100,000	101,832
		3,569,020
Machinery Diversified–0.16%
CNH Industrial 3.85% 11/15/27	105,000	100,657
CNH Industrial Capital
3.88% 10/15/21	60,000	60,786
4.20% 1/15/24	100,000	102,720
4.38% 11/6/20	90,000	91,805
4.38% 4/5/22	75,000	77,108
4.88% 4/1/21	75,000	77,250
Cummins
3.65% 10/1/23	139,000	144,962
4.88% 10/1/43	64,000	72,718
Deere & Co.
2.60% 6/8/22	100,000	99,991
3.90% 6/9/42	150,000	157,396
5.38% 10/16/29	100,000	118,995
Dover
4.30% 3/1/21	100,000	102,406
5.38% 3/1/41	100,000	113,638
Flowserve 4.00% 11/15/23	64,000	64,752
John Deere Capital
1.95% 6/22/20	20,000	19,848
2.15% 9/8/22	150,000	147,577
2.35% 1/8/21	100,000	99,602
2.65% 1/6/22	250,000	250,005
2.65% 6/24/24	115,000	114,014
2.65% 6/10/26	100,000	97,252
2.70% 1/6/23	100,000	99,868
2.80% 3/6/23	200,000	200,910
2.80% 9/8/27	100,000	97,930
2.95% 4/1/22	115,000	116,093
3.05% 1/6/28	100,000	99,726
3.13% 9/10/21	135,000	136,600
3.45% 1/10/24	100,000	102,829
3.45% 3/13/25	250,000	258,144
3.45% 3/7/29	120,000	123,506
Nvent Finance
3.95% 4/15/23	100,000	99,776
4.55% 4/15/28	100,000	100,736
Rockwell Automation
3.50% 3/1/29	85,000	87,577
4.20% 3/1/49	70,000	74,089
Roper Technologies
2.80% 12/15/21	50,000	49,860
3.00% 12/15/20	200,000	200,468
3.65% 9/15/23	150,000	153,366
3.80% 12/15/26	55,000	55,693
3.85% 12/15/25	100,000	102,199
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Roper Technologies (continued)
4.20% 9/15/28	95,000	$ 98,562
Xylem
3.25% 11/1/26	55,000	54,056
4.38% 11/1/46	50,000	50,586
		4,476,056
Media–0.98%
CBS
2.50% 2/15/23	250,000	244,112
2.90% 1/15/27	100,000	93,479
3.38% 3/1/22	100,000	100,815
3.38% 2/15/28	145,000	138,259
4.00% 1/15/26	355,000	360,982
4.85% 7/1/42	150,000	149,488
4.90% 8/15/44	125,000	123,267
7.88% 7/30/30	200,000	264,034
Charter Communications Operating
3.58% 7/23/20	305,000	307,272
3.75% 2/15/28	100,000	96,485
4.20% 3/15/28	150,000	148,983
4.46% 7/23/22	500,000	517,525
4.50% 2/1/24	200,000	208,137
4.91% 7/23/25	850,000	897,676
5.05% 3/30/29	100,000	105,463
5.38% 4/1/38	250,000	251,709
5.38% 5/1/47	275,000	274,441
5.75% 4/1/48	225,000	235,384
6.38% 10/23/35	190,000	212,137
6.48% 10/23/45	565,000	634,248
Comcast
1.63% 1/15/22	150,000	145,869
2.35% 1/15/27	105,000	98,211
2.75% 3/1/23	300,000	299,670
3.13% 7/15/22	100,000	101,408
3.15% 3/1/26	350,000	348,560
3.15% 2/15/28	150,000	146,918
3.20% 7/15/36	150,000	136,611
3.30% 10/1/20	150,000	151,468
3.30% 2/1/27	250,000	249,979
3.38% 2/15/25	425,000	433,289
3.38% 8/15/25	65,000	65,911
3.40% 7/15/46	110,000	97,606
3.45% 10/1/21	145,000	147,925
3.55% 5/1/28	150,000	151,445
3.70% 4/15/24	195,000	201,554
3.90% 3/1/38	150,000	147,614
3.95% 10/15/25	300,000	314,028
3.97% 11/1/47	362,000	349,796
4.00% 8/15/47	150,000	145,957
4.00% 3/1/48	150,000	146,441
4.00% 11/1/49	79,000	76,985
4.05% 11/1/52	258,000	251,783
4.15% 10/15/28	235,000	247,566

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
4.20% 8/15/34	83,000	$ 86,484
4.25% 10/15/30	165,000	175,451
4.25% 1/15/33	200,000	211,279
4.40% 8/15/35	192,000	200,751
4.60% 10/15/38	195,000	209,092
4.60% 8/15/45	77,000	82,191
4.65% 7/15/42	24,000	25,808
4.70% 10/15/48	190,000	206,283
4.75% 3/1/44	350,000	379,935
4.95% 10/15/58	190,000	209,875
6.40% 5/15/38	57,000	73,120
6.50% 11/15/35	200,000	253,465
7.05% 3/15/33	500,000	664,666
Discovery Communications
2.80% 6/15/20	100,000	99,581
2.95% 3/20/23	125,000	123,886
3.30% 5/15/22	150,000	150,736
3.50% 6/15/22	100,000	100,154
3.80% 3/13/24	100,000	100,869
3.90% 11/15/24	150,000	152,593
3.95% 6/15/25	100,000	100,875
3.95% 3/20/28	200,000	194,508
4.38% 6/15/21	100,000	102,774
4.88% 4/1/43	100,000	92,521
4.90% 3/11/26	100,000	105,360
5.20% 9/20/47	215,000	209,285
6.35% 6/1/40	150,000	164,876
Fox
3.67% 1/25/22	50,000	51,007
4.03% 1/25/24	100,000	103,726
4.71% 1/25/29	105,000	112,680
5.48% 1/25/39	75,000	83,073
5.58% 1/25/49	90,000	101,440
Grupo Televisa
4.63% 1/30/26	200,000	206,007
6.63% 1/15/40	100,000	117,411
8.50% 3/11/32	200,000	263,588
Historic TW 6.63% 5/15/29	300,000	365,431
NBCUniversal Media
2.88% 1/15/23	575,000	577,431
4.38% 4/1/21	200,000	206,682
4.45% 1/15/43	675,000	700,331
5.15% 4/30/20	670,000	686,866
5.95% 4/1/41	200,000	246,279
Thomson Reuters
3.35% 5/15/26	55,000	52,824
4.30% 11/23/23	200,000	208,172
Time Warner Cable
4.00% 9/1/21	500,000	508,375
5.50% 9/1/41	100,000	98,514
5.88% 11/15/40	100,000	102,670
6.55% 5/1/37	200,000	221,248
6.75% 6/15/39	450,000	502,738
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable (continued)
7.30% 7/1/38	150,000	$ 174,978
Time Warner Entertainment
8.38% 3/15/23	250,000	292,643
8.38% 7/15/33	200,000	261,059
Viacom
3.88% 4/1/24	200,000	203,760
4.38% 3/15/43	477,000	429,719
5.85% 9/1/43	150,000	163,352
6.88% 4/30/36	125,000	146,856
Walt Disney
1.80% 6/5/20	100,000	99,086
1.85% 7/30/26	95,000	88,066
2.15% 9/17/20	100,000	99,479
2.30% 2/12/21	200,000	199,124
2.35% 12/1/22	300,000	296,856
2.45% 3/4/22	70,000	69,834
2.95% 6/15/27	200,000	198,240
3.00% 9/15/22	400,000	404,147
3.00% 2/13/26	300,000	302,075
3.00% 7/30/46	50,000	44,086
3.15% 9/17/25	100,000	102,203
3.38% 11/15/26	60,000	61,296
3.70% 10/15/25	40,000	41,530
3.70% 12/1/42	150,000	149,317
3.75% 6/1/21	200,000	204,864
4.13% 12/1/41	100,000	104,142
4.13% 6/1/44	83,000	88,591
4.50% 2/15/21	150,000	155,266
4.75% 9/15/44	60,000	68,864
4.75% 11/15/46	50,000	58,089
4.95% 10/15/45	30,000	35,737
5.65% 8/15/20	300,000	312,219
6.15% 3/1/37	30,000	38,868
6.15% 2/15/41	450,000	603,592
6.40% 12/15/35	300,000	398,469
6.65% 11/15/37	175,000	241,647
6.90% 8/15/39	100,000	141,069
8.15% 10/17/36	100,000	150,383
Warner Media
2.95% 7/15/26	125,000	118,426
3.55% 6/1/24	200,000	201,958
3.80% 2/15/27	105,000	104,672
3.88% 1/15/26	150,000	150,650
4.90% 6/15/42	200,000	200,616
6.10% 7/15/40	100,000	115,594
6.25% 3/29/41	400,000	466,693
6.50% 11/15/36	100,000	117,178
7.63% 4/15/31	325,000	426,103
		28,144,797
Metal Fabricate & Hardware–0.03%
Precision Castparts
2.50% 1/15/23	200,000	199,195

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware (continued)
Precision Castparts (continued)
3.25% 6/15/25	100,000	$ 102,637
3.90% 1/15/43	50,000	50,139
4.38% 6/15/45	100,000	108,521
Timken 3.88% 9/1/24	70,000	70,578
Valmont Industries
5.00% 10/1/44	100,000	94,038
5.25% 10/1/54	100,000	92,855
		717,963
Mining–0.15%
Barrick Gold 5.25% 4/1/42	300,000	324,947
Barrick North America Finance 5.75% 5/1/43	150,000	174,198
Barrick PD Australia Finance 5.95% 10/15/39	100,000	117,069
BHP Billiton Finance USA
4.13% 2/24/42	125,000	131,424
5.00% 9/30/43	500,000	587,941
Goldcorp 3.70% 3/15/23	200,000	203,352
Kinross Gold 4.50% 7/15/27	400,000	381,000
Newmont Mining
3.50% 3/15/22	150,000	152,137
4.88% 3/15/42	400,000	418,343
6.25% 10/1/39	100,000	121,048
Rio Tinto Alcan 6.13% 12/15/33	150,000	190,900
Rio Tinto Finance USA
3.75% 6/15/25	250,000	262,588
4.13% 8/21/42	150,000	156,947
5.20% 11/2/40	100,000	119,336
7.13% 7/15/28	75,000	97,430
Southern Copper
3.50% 11/8/22	89,000	90,014
5.25% 11/8/42	150,000	156,594
5.38% 4/16/20	125,000	128,371
5.88% 4/23/45	69,000	77,605
6.75% 4/16/40	110,000	132,448
7.50% 7/27/35	200,000	252,440
Yamana Gold 4.95% 7/15/24	50,000	51,422
		4,327,554
Miscellaneous Manufacturing–0.30%
3M
2.00% 8/7/20	100,000	99,506
2.00% 6/26/22	400,000	395,510
2.25% 3/15/23	70,000	69,261
2.75% 3/1/22	65,000	65,595
2.88% 10/15/27	150,000	149,089
3.00% 8/7/25	100,000	101,908
3.25% 2/14/24	100,000	103,090
3.38% 3/1/29	100,000	102,965
3.63% 10/15/47	150,000	147,774
3.88% 6/15/44	150,000	153,746
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
3M (continued)
4.00% 9/14/48	65,000	$ 68,100
Carlisle
3.50% 12/1/24	95,000	94,978
3.75% 12/1/27	100,000	97,813
Crane
4.20% 3/15/48	100,000	94,534
4.45% 12/15/23	100,000	105,189
Eaton
2.75% 11/2/22	250,000	249,201
3.10% 9/15/27	100,000	98,290
3.92% 9/15/47	100,000	95,346
4.15% 11/2/42	150,000	150,486
General Electric
2.70% 10/9/22	400,000	393,048
3.45% 5/15/24	800,000	796,656
4.13% 10/9/42	311,000	270,450
4.50% 3/11/44	700,000	640,540
5.30% 2/11/21	900,000	931,818
5.88% 1/14/38	272,000	289,738
6.75% 3/15/32	224,000	258,899
6.88% 1/10/39	201,000	238,033
Hexcel
3.95% 2/15/27	50,000	50,071
4.70% 8/15/25	50,000	51,563
Illinois Tool Works
2.65% 11/15/26	150,000	147,974
3.38% 9/15/21	60,000	60,976
3.90% 9/1/42	150,000	157,521
4.88% 9/15/41	100,000	116,965
Ingersoll-Rand Global Holding
2.90% 2/21/21	100,000	100,199
3.75% 8/21/28	100,000	102,243
4.25% 6/15/23	250,000	262,309
4.30% 2/21/48	100,000	99,836
5.75% 6/15/43	100,000	119,493
Parker-Hannifin
3.30% 11/21/24	60,000	61,070
4.20% 11/21/34	140,000	147,458
6.25% 5/15/38	550,000	703,386
Textron
3.38% 3/1/28	50,000	47,937
3.65% 3/15/27	50,000	49,003
3.88% 3/1/25	170,000	171,361
		8,710,928
Office Furnishings–0.00%
Steelcase 5.13% 1/18/29	100,000	104,405
		104,405
Oil & Gas–1.58%
Anadarko Finance 7.50% 5/1/31	250,000	312,278

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Anadarko Petroleum
5.55% 3/15/26	400,000	$ 436,022
6.45% 9/15/36	250,000	288,002
7.95% 6/15/39	200,000	254,422
Apache
3.25% 4/15/22	372,000	372,451
4.25% 1/15/44	100,000	88,775
4.38% 10/15/28	150,000	151,254
4.75% 4/15/43	200,000	188,416
5.10% 9/1/40	350,000	344,755
5.25% 2/1/42	100,000	100,961
6.00% 1/15/37	28,000	30,615
BP Capital Markets
2.11% 9/16/21	250,000	246,399
2.52% 9/19/22	150,000	148,641
2.75% 5/10/23	250,000	249,150
3.02% 1/16/27	250,000	245,643
3.12% 5/4/26	75,000	74,901
3.22% 11/28/23	150,000	151,859
3.25% 5/6/22	200,000	203,166
3.28% 9/19/27	150,000	149,525
3.54% 11/4/24	100,000	103,021
3.72% 11/28/28	90,000	93,485
3.79% 2/6/24	280,000	290,734
3.99% 9/26/23	250,000	262,033
4.23% 11/6/28	700,000	749,388
4.74% 3/11/21	500,000	519,544
BP Capital Markets America 3.41% 2/11/26	200,000	203,777
Canadian Natural Resources
2.95% 1/15/23	200,000	198,631
3.80% 4/15/24	43,000	43,909
3.85% 6/1/27	250,000	250,862
3.90% 2/1/25	200,000	204,169
4.95% 6/1/47	100,000	108,916
5.85% 2/1/35	200,000	224,316
6.25% 3/15/38	150,000	180,969
Cenovus Energy
3.00% 8/15/22	150,000	147,051
4.25% 4/15/27	250,000	246,003
4.45% 9/15/42	320,000	283,571
5.25% 6/15/37	105,000	103,334
5.40% 6/15/47	200,000	198,347
Chevron
2.10% 5/16/21	200,000	198,641
2.36% 12/5/22	500,000	496,649
2.50% 3/3/22	200,000	200,127
2.57% 5/16/23	200,000	200,391
2.90% 3/3/24	150,000	151,800
2.95% 5/16/26	200,000	201,636
3.19% 6/24/23	550,000	563,017
3.33% 11/17/25	150,000	154,679
Cimarex Energy
3.90% 5/15/27	215,000	214,537
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Cimarex Energy (continued)
4.38% 3/15/29	50,000	$ 51,558
CNOOC Finance 2013
3.00% 5/9/23	250,000	247,782
4.25% 5/9/43	1,000,000	1,033,747
CNOOC Finance 2015 Australia
2.63% 5/5/20	200,000	199,591
4.20% 5/5/45	200,000	205,491
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	202,520
Concho Resources
3.75% 10/1/27	95,000	94,316
4.30% 8/15/28	100,000	103,247
4.38% 1/15/25	100,000	102,832
4.85% 8/15/48	75,000	78,702
4.88% 10/1/47	75,000	79,280
Conco Phillips Canada Funding 7.20% 8/15/31	100,000	133,104
ConocoPhillips
4.30% 11/15/44	150,000	160,278
4.95% 3/15/26	250,000	278,817
5.95% 3/15/46	100,000	132,121
6.50% 2/1/39	380,000	513,421
ConocoPhillips Holding 6.95% 4/15/29	200,000	259,071
Continental Resources
3.80% 6/1/24	155,000	156,187
4.38% 1/15/28	155,000	159,421
4.50% 4/15/23	225,000	233,118
4.90% 6/1/44	110,000	112,210
5.00% 9/15/22	244,000	246,009
Devon Energy
3.25% 5/15/22	250,000	252,487
4.00% 7/15/21	100,000	102,072
4.75% 5/15/42	100,000	100,581
5.00% 6/15/45	70,000	73,418
5.60% 7/15/41	100,000	110,372
5.85% 12/15/25	150,000	170,344
Ecopetrol
4.13% 1/16/25	500,000	506,255
5.38% 6/26/26	210,000	226,800
5.88% 9/18/23	200,000	218,950
5.88% 5/28/45	155,000	161,200
Encana 3.90% 11/15/21	600,000	611,114
EOG Resources
2.63% 3/15/23	150,000	148,997
3.15% 4/1/25	250,000	250,049
3.90% 4/1/35	350,000	357,443
4.15% 1/15/26	100,000	105,958
4.40% 6/1/20	150,000	152,902
EQT
2.50% 10/1/20	70,000	69,072
3.00% 10/1/22	70,000	68,728
3.90% 10/1/27	200,000	187,257

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
EQT (continued)
4.88% 11/15/21	100,000	$ 103,807
Equinor
2.45% 1/17/23	200,000	198,683
2.65% 1/15/24	100,000	99,597
3.15% 1/23/22	200,000	203,878
3.63% 9/10/28	150,000	156,104
3.70% 3/1/24	600,000	627,484
3.95% 5/15/43	250,000	257,489
4.80% 11/8/43	150,000	174,062
5.10% 8/17/40	200,000	236,198
Exxon Mobil
2.22% 3/1/21	105,000	104,562
2.73% 3/1/23	170,000	171,256
3.04% 3/1/26	750,000	761,641
3.57% 3/6/45	800,000	799,822
4.11% 3/1/46	165,000	178,885
Hess
4.30% 4/1/27	150,000	148,703
5.60% 2/15/41	200,000	203,171
5.80% 4/1/47	150,000	156,363
7.13% 3/15/33	100,000	115,941
7.30% 8/15/31	250,000	291,823
Husky Energy
3.95% 4/15/22	150,000	153,533
4.00% 4/15/24	50,000	51,109
4.40% 4/15/29	150,000	152,146
Kerr-McGee 6.95% 7/1/24	100,000	114,991
Marathon Oil
2.80% 11/1/22	125,000	123,513
4.40% 7/15/27	500,000	514,902
6.60% 10/1/37	100,000	117,927
Marathon Petroleum
3.63% 9/15/24	250,000	252,358
3.80% 4/1/28	120,000	118,924
4.50% 4/1/48	50,000	47,532
4.75% 12/15/23	150,000	157,973
5.13% 3/1/21	135,000	140,711
5.13% 12/15/26	150,000	161,247
6.50% 3/1/41	145,000	176,947
Nexen Energy ULC
6.40% 5/15/37	150,000	193,761
7.50% 7/30/39	200,000	293,120
Noble Energy
3.85% 1/15/28	150,000	147,900
4.15% 12/15/21	100,000	102,450
5.05% 11/15/44	300,000	298,291
6.00% 3/1/41	135,000	149,641
Occidental Petroleum
2.70% 2/15/23	200,000	199,724
3.00% 2/15/27	250,000	248,897
3.13% 2/15/22	150,000	152,156
3.40% 4/15/26	180,000	183,913
3.50% 6/15/25	100,000	102,831
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum (continued)
4.20% 3/15/48	150,000	$ 156,881
4.40% 4/15/46	250,000	265,257
Petro-Canada
5.95% 5/15/35	200,000	234,782
6.80% 5/15/38	100,000	128,964
9.25% 10/15/21	50,000	57,490
Petroleos Mexicanos
2.38% 4/15/25	123,500	122,643
3.50% 1/30/23	800,000	766,080
4.50% 1/23/26	250,000	233,075
4.63% 9/21/23	300,000	296,253
4.88% 1/24/22	650,000	657,156
4.88% 1/18/24	500,000	493,495
5.35% 2/12/28	145,000	134,922
5.38% 3/13/22	700,000	718,032
5.50% 1/21/21	400,000	407,600
5.63% 1/23/46	500,000	414,500
6.35% 2/12/48	90,000	79,799
6.38% 1/23/45	609,000	540,213
6.50% 3/13/27	700,000	706,650
6.50% 1/23/29	190,000	188,622
6.50% 6/2/41	800,000	726,152
6.63% 6/15/35	250,000	236,875
6.75% 9/21/47	300,000	276,150
Phillips 66
3.90% 3/15/28	200,000	203,672
4.65% 11/15/34	350,000	376,341
4.88% 11/15/44	180,000	197,448
5.88% 5/1/42	250,000	304,455
Pioneer Natural Resources
3.45% 1/15/21	100,000	100,955
3.95% 7/15/22	100,000	102,926
4.45% 1/15/26	100,000	104,951
Shell International Finance
1.75% 9/12/21	150,000	146,678
1.88% 5/10/21	200,000	197,475
2.25% 11/10/20	150,000	149,391
2.38% 8/21/22	250,000	248,419
2.50% 9/12/26	150,000	145,085
2.88% 5/10/26	400,000	398,727
3.25% 5/11/25	650,000	662,573
3.75% 9/12/46	150,000	150,533
4.00% 5/10/46	350,000	364,451
4.13% 5/11/35	156,000	166,363
4.38% 5/11/45	167,000	182,679
4.55% 8/12/43	600,000	670,369
5.50% 3/25/40	100,000	123,771
6.38% 12/15/38	300,000	406,385
Suncor Energy
3.60% 12/1/24	250,000	256,179
4.00% 11/15/47	70,000	69,017
6.50% 6/15/38	250,000	315,751
6.85% 6/1/39	100,000	129,992

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Suncor Energy (continued)
7.15% 2/1/32	25,000	$ 32,156
Total Capital
3.88% 10/11/28	200,000	211,251
4.13% 1/28/21	100,000	102,751
4.45% 6/24/20	100,000	102,247
Total Capital Canada 2.75% 7/15/23	300,000	300,580
Total Capital International
2.70% 1/25/23	200,000	199,903
2.88% 2/17/22	200,000	201,748
3.46% 2/19/29	200,000	204,638
3.70% 1/15/24	100,000	103,874
Valero Energy
3.65% 3/15/25	100,000	101,514
4.00% 4/1/29	100,000	101,115
4.35% 6/1/28	175,000	181,861
4.90% 3/15/45	150,000	158,426
6.63% 6/15/37	300,000	368,000
7.50% 4/15/32	100,000	127,696
		45,347,497
Oil & Gas Services–0.10%
Baker Hughes a GE Co.
2.77% 12/15/22	200,000	198,811
3.34% 12/15/27	250,000	243,302
4.08% 12/15/47	200,000	183,828
5.13% 9/15/40	200,000	210,227
Halliburton
3.25% 11/15/21	200,000	202,125
3.80% 11/15/25	290,000	296,662
4.75% 8/1/43	200,000	205,529
4.85% 11/15/35	100,000	104,978
5.00% 11/15/45	283,000	301,353
7.45% 9/15/39	200,000	270,754
National Oilwell Varco
2.60% 12/1/22	200,000	196,190
3.95% 12/1/42	150,000	126,891
Schlumberger Investment 3.65% 12/1/23	204,000	211,559
TechnipFMC 3.45% 10/1/22	100,000	101,108
		2,853,317
Packaging & Containers–0.05%
Bemis 4.50% 10/15/21	300,000	310,629
Packaging Corporation of America
2.45% 12/15/20	105,000	104,319
3.40% 12/15/27	70,000	68,177
3.90% 6/15/22	50,000	51,358
4.50% 11/1/23	150,000	158,594
Sonoco Products 5.75% 11/1/40	100,000	112,091
WestRock MWV 8.20% 1/15/30	150,000	196,167
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
WestRock RKT 4.90% 3/1/22	200,000	$ 209,086
WRKCo
3.00% 9/15/24	100,000	98,335
3.75% 3/15/25	100,000	100,988
4.00% 3/15/28	100,000	101,257
		1,511,001
Pharmaceuticals–1.45%
AbbVie
2.30% 5/14/21	200,000	197,835
2.50% 5/14/20	500,000	498,620
2.85% 5/14/23	150,000	148,452
2.90% 11/6/22	500,000	499,262
3.20% 11/6/22	225,000	227,155
3.20% 5/14/26	200,000	194,035
3.60% 5/14/25	600,000	601,897
4.30% 5/14/36	150,000	142,506
4.40% 11/6/42	300,000	277,857
4.45% 5/14/46	200,000	185,768
4.50% 5/14/35	600,000	587,806
4.70% 5/14/45	665,000	641,645
Allergan Finance
3.25% 10/1/22	250,000	250,145
3.45% 3/15/22	500,000	504,722
3.80% 3/15/25	500,000	506,983
4.55% 3/15/35	250,000	245,224
4.63% 10/1/42	125,000	119,450
4.85% 6/15/44	650,000	646,234
AmerisourceBergen
3.40% 5/15/24	250,000	251,985
3.45% 12/15/27	100,000	97,854
4.30% 12/15/47	100,000	90,889
AstraZeneca
2.38% 11/16/20	250,000	248,651
2.38% 6/12/22	150,000	147,854
3.13% 6/12/27	150,000	146,941
3.38% 11/16/25	450,000	454,410
3.50% 8/17/23	100,000	102,061
4.00% 1/17/29	105,000	110,348
4.00% 9/18/42	150,000	148,359
4.38% 11/16/45	95,000	98,268
4.38% 8/17/48	125,000	130,116
6.45% 9/15/37	450,000	573,938
Bristol-Myers Squibb
2.00% 8/1/22	100,000	98,093
3.25% 8/1/42	100,000	87,152
4.50% 3/1/44	500,000	521,462
Cardinal Health
2.62% 6/15/22	150,000	148,060
3.08% 6/15/24	100,000	97,667
3.20% 3/15/23	100,000	99,385
3.41% 6/15/27	250,000	236,708
3.50% 11/15/24	300,000	299,720

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health (continued)
3.75% 9/15/25	100,000	$ 100,003
4.37% 6/15/47	100,000	88,563
4.63% 12/15/20	100,000	102,849
4.90% 9/15/45	100,000	95,466
Cigna
3.20% 9/17/20	250,000	251,440
3.40% 9/17/21	120,000	121,274
CVS Health
2.13% 6/1/21	550,000	540,820
2.75% 12/1/22	200,000	197,348
2.80% 7/20/20	600,000	599,382
2.88% 6/1/26	250,000	236,526
3.35% 3/9/21	685,000	690,479
3.50% 7/20/22	200,000	202,660
3.88% 7/20/25	400,000	405,169
4.00% 12/5/23	200,000	205,626
4.10% 3/25/25	500,000	513,785
4.13% 5/15/21	100,000	102,249
4.30% 3/25/28	1,330,000	1,348,843
4.78% 3/25/38	810,000	803,327
4.88% 7/20/35	225,000	228,238
5.05% 3/25/48	1,085,000	1,094,683
5.13% 7/20/45	215,000	218,831
Eli Lilly & Co.
2.35% 5/15/22	75,000	74,609
3.10% 5/15/27	98,000	98,462
3.38% 3/15/29	160,000	164,287
3.88% 3/15/39	250,000	256,421
3.95% 5/15/47	107,000	110,697
3.95% 3/15/49	250,000	256,218
4.15% 3/15/59	250,000	257,578
5.50% 3/15/27	100,000	117,233
Express Scripts Holding
3.00% 7/15/23	150,000	149,169
3.30% 2/25/21	40,000	40,284
3.40% 3/1/27	105,000	102,366
3.90% 2/15/22	450,000	462,404
4.50% 2/25/26	150,000	157,166
4.75% 11/15/21	200,000	209,012
4.80% 7/15/46	485,000	493,784
6.13% 11/15/41	300,000	355,825
GlaxoSmithKline Capital
2.85% 5/8/22	250,000	251,123
2.88% 6/1/22	200,000	201,006
3.00% 6/1/24	140,000	140,797
3.13% 5/14/21	495,000	500,348
3.38% 6/1/29	165,000	166,749
3.63% 5/15/25	110,000	113,981
5.38% 4/15/34	100,000	119,486
6.38% 5/15/38	450,000	593,935
Halfmoon Parent
3.75% 7/15/23	275,000	282,117
4.38% 10/15/28	200,000	207,644
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Halfmoon Parent (continued)
4.80% 8/15/38	145,000	$ 149,289
4.90% 12/15/48	145,000	149,848
Johnson & Johnson
1.65% 3/1/21	150,000	147,655
1.95% 11/10/20	50,000	49,640
2.05% 3/1/23	150,000	147,674
2.25% 3/3/22	200,000	199,139
2.45% 12/5/21	150,000	149,806
2.45% 3/1/26	150,000	146,772
2.63% 1/15/25	150,000	149,963
2.90% 1/15/28	150,000	149,308
2.95% 9/1/20	100,000	100,866
2.95% 3/3/27	200,000	201,224
3.40% 1/15/38	150,000	147,820
3.50% 1/15/48	95,000	92,955
3.55% 5/15/21	100,000	102,155
3.55% 3/1/36	70,000	70,414
3.63% 3/3/37	627,000	634,479
3.70% 3/1/46	80,000	80,922
3.75% 3/3/47	200,000	205,361
4.38% 12/5/33	183,000	205,481
4.85% 5/15/41	100,000	117,527
5.85% 7/15/38	100,000	131,031
McKesson
2.70% 12/15/22	100,000	98,698
3.80% 3/15/24	200,000	204,272
4.75% 5/30/29	200,000	209,167
Mead Johnson Nutrition
3.00% 11/15/20	95,000	95,366
4.13% 11/15/25	95,000	100,892
5.90% 11/1/39	50,000	62,305
Merck & Co.
2.40% 9/15/22	150,000	149,390
2.75% 2/10/25	400,000	401,076
2.80% 5/18/23	250,000	252,678
2.90% 3/7/24	90,000	91,247
3.40% 3/7/29	200,000	205,434
3.60% 9/15/42	100,000	97,643
3.88% 1/15/21	400,000	408,596
3.90% 3/7/39	200,000	206,228
4.00% 3/7/49	135,000	140,436
4.15% 5/18/43	242,000	256,408
Mylan
3.15% 6/15/21	250,000	249,366
3.75% 12/15/20	100,000	100,941
3.95% 6/15/26	250,000	238,743
4.55% 4/15/28	150,000	145,974
5.20% 4/15/48	150,000	135,524
5.25% 6/15/46	160,000	144,234
5.40% 11/29/43	133,000	122,342
Novartis Capital
2.40% 5/17/22	200,000	199,363
2.40% 9/21/22	250,000	249,003

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Novartis Capital (continued)
3.00% 11/20/25	250,000	$ 254,055
3.10% 5/17/27	125,000	126,289
3.40% 5/6/24	250,000	258,829
3.70% 9/21/42	150,000	149,551
4.00% 11/20/45	250,000	260,201
4.40% 4/24/20	100,000	101,792
4.40% 5/6/44	250,000	275,899
Perrigo Finance Unlimited 4.38% 3/15/26	200,000	195,084
Pfizer
1.95% 6/3/21	150,000	148,305
2.20% 12/15/21	150,000	148,851
2.75% 6/3/26	150,000	148,095
2.80% 3/11/22	65,000	65,591
2.95% 3/15/24	150,000	151,967
3.00% 9/15/21	110,000	111,817
3.00% 6/15/23	200,000	203,806
3.00% 12/15/26	450,000	450,888
3.20% 9/15/23	150,000	153,535
3.40% 5/15/24	400,000	414,036
3.45% 3/15/29	250,000	256,724
3.60% 9/15/28	250,000	260,911
3.90% 3/15/39	50,000	51,919
4.00% 12/15/36	100,000	103,871
4.00% 3/15/49	200,000	207,223
4.10% 9/15/38	150,000	157,739
4.20% 9/15/48	100,000	106,763
7.20% 3/15/39	300,000	434,758
Sanofi
3.38% 6/19/23	150,000	153,933
3.63% 6/19/28	150,000	155,600
4.00% 3/29/21	325,000	333,631
Shire Acquisitions Investments Ireland
2.40% 9/23/21	500,000	494,059
2.88% 9/23/23	300,000	296,245
3.20% 9/23/26	300,000	290,388
Takeda Pharmaceutical 5.00% 11/26/28	200,000	217,000
Wyeth
5.95% 4/1/37	350,000	445,844
6.00% 2/15/36	100,000	128,106
6.50% 2/1/34	100,000	135,021
Zoetis
3.00% 9/12/27	100,000	96,189
3.25% 8/20/21	25,000	25,167
3.25% 2/1/23	163,000	164,835
3.45% 11/13/20	75,000	75,710
3.90% 8/20/28	50,000	51,064
3.95% 9/12/47	100,000	94,904
4.45% 8/20/48	50,000	51,968
4.50% 11/13/25	200,000	212,497
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis (continued)
4.70% 2/1/43	150,000	$ 159,576
		41,570,670
Pipelines–0.99%
Andeavor Logistics
3.50% 12/1/22	40,000	40,438
4.25% 12/1/27	50,000	50,329
5.20% 12/1/47	90,000	90,456
Boardwalk Pipelines
3.38% 2/1/23	100,000	98,087
4.45% 7/15/27	70,000	68,335
4.95% 12/15/24	50,000	51,755
5.95% 6/1/26	50,000	53,194
Buckeye Partners
3.95% 12/1/26	35,000	33,310
4.88% 2/1/21	260,000	266,482
5.85% 11/15/43	500,000	497,996
Columbia Pipeline Group
4.50% 6/1/25	250,000	261,155
5.80% 6/1/45	100,000	113,956
Enable Midstream Partners
3.90% 5/15/24	200,000	198,702
4.40% 3/15/27	100,000	97,772
5.00% 5/15/44	70,000	62,967
Enbridge
2.90% 7/15/22	200,000	199,507
3.50% 6/10/24	100,000	101,090
3.70% 7/15/27	200,000	199,609
4.00% 10/1/23	150,000	155,437
4.25% 12/1/26	100,000	104,355
4.50% 6/10/44	100,000	100,679
5.50% 12/1/46	100,000	119,499
Enbridge Energy Partners 7.50% 4/15/38	300,000	404,313
Energy Transfer Operating
3.60% 2/1/23	100,000	100,888
4.05% 3/15/25	100,000	101,489
4.15% 10/1/20	150,000	152,465
4.20% 9/15/23	50,000	51,694
4.20% 4/15/27	150,000	150,717
4.75% 1/15/26	400,000	418,474
4.95% 6/15/28	75,000	78,734
5.15% 3/15/45	150,000	144,407
5.20% 2/1/22	250,000	262,675
5.30% 4/15/47	150,000	148,262
5.80% 6/15/38	100,000	107,223
5.95% 10/1/43	125,000	132,031
6.13% 12/15/45	400,000	435,625
6.50% 2/1/42	150,000	166,895
7.50% 7/1/38	200,000	243,150
Energy Transfer Partners 6.00% 6/15/48	100,000	108,109

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating
2.85% 4/15/21	355,000	$ 355,289
3.35% 3/15/23	350,000	355,422
3.50% 2/1/22	75,000	76,367
3.70% 2/15/26	150,000	153,974
3.75% 2/15/25	640,000	661,224
3.90% 2/15/24	200,000	207,749
3.95% 2/15/27	245,000	253,378
4.05% 2/15/22	100,000	103,388
4.15% 10/16/28	100,000	105,181
4.25% 2/15/48	90,000	87,860
4.45% 2/15/43	125,000	125,752
4.80% 2/1/49	100,000	106,527
4.85% 8/15/42	200,000	210,188
4.85% 3/15/44	125,000	132,558
4.90% 5/15/46	100,000	107,399
5.20% 9/1/20	100,000	103,370
5.70% 2/15/42	150,000	176,748
5.95% 2/1/41	100,000	119,740
6.13% 10/15/39	50,000	60,101
7.55% 4/15/38	100,000	134,939
EQM Midstream Partners
4.00% 8/1/24	55,000	53,652
4.13% 12/1/26	65,000	60,367
4.75% 7/15/23	100,000	102,046
5.50% 7/15/28	45,000	45,498
6.50% 7/15/48	100,000	100,958
Kinder Morgan
3.15% 1/15/23	250,000	250,625
4.30% 6/1/25	200,000	208,782
4.30% 3/1/28	200,000	206,786
5.20% 3/1/48	150,000	157,824
Kinder Morgan Energy Partners
3.50% 3/1/21	520,000	524,931
3.50% 9/1/23	500,000	506,738
3.95% 9/1/22	100,000	102,786
5.00% 8/15/42	500,000	501,616
5.00% 3/1/43	250,000	250,753
5.30% 9/15/20	250,000	258,225
5.80% 3/15/35	150,000	165,525
6.50% 9/1/39	100,000	117,782
6.55% 9/15/40	200,000	233,527
7.75% 3/15/32	200,000	258,352
Magellan Midstream Partners
4.20% 10/3/47	100,000	96,773
4.25% 2/1/21	150,000	153,659
4.25% 9/15/46	180,000	175,700
5.00% 3/1/26	100,000	108,602
MPLX
3.38% 3/15/23	275,000	277,308
4.00% 3/15/28	175,000	174,080
4.13% 3/1/27	165,000	166,191
4.50% 4/15/38	290,000	275,888
4.70% 4/15/48	115,000	110,040
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX (continued)
4.88% 12/1/24	500,000	$ 533,820
4.90% 4/15/58	50,000	47,119
5.20% 3/1/47	165,000	167,681
ONEOK
4.00% 7/13/27	85,000	85,246
4.55% 7/15/28	150,000	155,266
4.95% 7/13/47	100,000	98,725
5.20% 7/15/48	75,000	77,067
ONEOK Partners
3.38% 10/1/22	150,000	151,355
4.90% 3/15/25	100,000	106,458
6.13% 2/1/41	100,000	111,953
6.20% 9/15/43	178,000	202,983
6.65% 10/1/36	100,000	114,543
Phillips 66 Partners
3.55% 10/1/26	100,000	98,354
3.75% 3/1/28	50,000	49,311
4.68% 2/15/45	40,000	39,465
4.90% 10/1/46	100,000	101,938
Plains All American Pipeline
4.30% 1/31/43	100,000	86,353
4.50% 12/15/26	100,000	102,543
4.65% 10/15/25	200,000	208,553
4.70% 6/15/44	600,000	558,232
5.15% 6/1/42	200,000	191,734
6.65% 1/15/37	125,000	140,487
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	70,554
5.63% 2/1/21	700,000	727,296
5.63% 3/1/25	545,000	599,451
5.75% 5/15/24	545,000	600,915
Southern Natural Gas 4.40% 6/15/21	300,000	308,419
Spectra Energy Partners
3.38% 10/15/26	145,000	142,743
4.50% 3/15/45	50,000	50,706
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	200,900
3.90% 7/15/26	100,000	99,470
4.00% 10/1/27	245,000	243,113
4.40% 4/1/21	100,000	102,588
5.30% 4/1/44	200,000	196,338
5.40% 10/1/47	245,000	245,092
5.95% 12/1/25	100,000	110,695
TC PipeLines 4.38% 3/13/25	150,000	154,064
Tennessee Gas Pipeline 7.63% 4/1/37	150,000	192,917
TransCanada PipeLines
2.50% 8/1/22	150,000	148,597
3.75% 10/16/23	150,000	154,602
3.80% 10/1/20	100,000	101,624
4.25% 5/15/28	150,000	156,696

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines (continued)
4.63% 3/1/34	200,000	$ 210,682
4.75% 5/15/38	150,000	157,221
4.88% 1/15/26	100,000	108,227
4.88% 5/15/48	150,000	157,097
6.10% 6/1/40	100,000	118,386
7.25% 8/15/38	100,000	130,838
7.63% 1/15/39	250,000	340,673
Transcontinental Gas Pipe Line
4.00% 3/15/28	100,000	102,135
4.45% 8/1/42	100,000	98,885
4.60% 3/15/48	100,000	102,021
Valero Energy Partners
4.38% 12/15/26	85,000	88,050
4.50% 3/15/28	100,000	103,527
Western Gas Partners
3.95% 6/1/25	150,000	148,003
4.00% 7/1/22	150,000	152,192
4.50% 3/1/28	40,000	39,704
4.75% 8/15/28	60,000	60,961
5.30% 3/1/48	100,000	94,903
5.45% 4/1/44	100,000	95,728
5.50% 8/15/48	60,000	58,580
Williams
3.75% 6/15/27	250,000	248,425
4.85% 3/1/48	70,000	69,845
Williams Companies
3.70% 1/15/23	65,000	66,208
3.90% 1/15/25	725,000	740,407
4.00% 11/15/21	100,000	102,673
4.30% 3/4/24	195,000	202,832
5.75% 6/24/44	95,000	104,643
6.30% 4/15/40	470,000	550,329
Williams Partners 4.55% 6/24/24	245,000	258,758
		28,202,328
Private Equity–0.01%
Brookfield Asset Management 4.00% 1/15/25	150,000	151,547
		151,547
Real Estate–0.01%
CBRE Services 4.88% 3/1/26	300,000	315,778
		315,778
Real Estate Investment Trusts–0.87%
Alexandria Real Estate Equities
3.45% 4/30/25	100,000	99,638
3.95% 1/15/27	25,000	25,242
3.95% 1/15/28	100,000	100,708
4.30% 1/15/26	250,000	259,390
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities (continued)
4.50% 7/30/29	110,000	$ 115,923
American Campus Communities Operating Partnership
3.35% 10/1/20	100,000	100,405
3.63% 11/15/27	55,000	53,812
4.13% 7/1/24	100,000	102,272
American Tower
2.25% 1/15/22	200,000	197,041
2.80% 6/1/20	100,000	99,946
3.00% 6/15/23	100,000	99,718
3.13% 1/15/27	200,000	191,862
3.38% 10/15/26	200,000	195,110
3.45% 9/15/21	250,000	252,865
3.50% 1/31/23	250,000	253,576
3.60% 1/15/28	100,000	98,652
4.00% 6/1/25	100,000	103,030
4.70% 3/15/22	225,000	235,502
5.00% 2/15/24	100,000	107,678
5.05% 9/1/20	100,000	103,063
5.90% 11/1/21	65,000	69,605
AvalonBay Communities
2.90% 10/15/26	50,000	48,870
3.20% 1/15/28	85,000	84,332
3.45% 6/1/25	100,000	101,895
3.50% 11/15/24	200,000	204,703
3.50% 11/15/25	50,000	51,044
3.90% 10/15/46	50,000	49,558
4.15% 7/1/47	50,000	51,404
Boston Properties
2.75% 10/1/26	300,000	284,518
3.20% 1/15/25	100,000	99,271
3.65% 2/1/26	100,000	100,763
3.85% 2/1/23	125,000	128,624
4.13% 5/15/21	250,000	256,397
4.50% 12/1/28	70,000	74,332
5.63% 11/15/20	150,000	155,785
Brandywine Operating Partnership
3.95% 2/15/23	50,000	51,109
3.95% 11/15/27	50,000	49,775
Brixmor Operating Partnership
3.25% 9/15/23	150,000	148,487
3.85% 2/1/25	70,000	69,738
3.88% 8/15/22	95,000	96,350
3.90% 3/15/27	100,000	98,318
4.13% 6/15/26	50,000	50,077
CC Holdings GS V 3.85% 4/15/23	150,000	153,667
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	96,055
Corporate Office Properties 3.70% 6/15/21	350,000	349,372
Crown Castle International
3.15% 7/15/23	110,000	109,946

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International (continued)
3.20% 9/1/24	105,000	$ 104,259
3.40% 2/15/21	140,000	141,206
3.65% 9/1/27	140,000	137,798
3.70% 6/15/26	365,000	364,206
3.80% 2/15/28	150,000	149,241
4.00% 3/1/27	40,000	40,314
4.45% 2/15/26	365,000	381,482
4.75% 5/15/47	25,000	24,736
5.20% 2/15/49	100,000	105,388
CubeSmart
3.13% 9/1/26	50,000	47,558
4.38% 12/15/23	65,000	67,623
4.38% 2/15/29	30,000	30,751
Digital Realty Trust
2.75% 2/1/23	50,000	48,986
3.40% 10/1/20	100,000	100,744
3.70% 8/15/27	100,000	99,108
3.95% 7/1/22	150,000	153,977
4.75% 10/1/25	100,000	106,125
5.25% 3/15/21	100,000	103,674
Duke Realty
3.75% 12/1/24	250,000	255,381
4.38% 6/15/22	100,000	104,069
EPR Properties
4.50% 6/1/27	100,000	100,856
4.75% 12/15/26	100,000	102,789
4.95% 4/15/28	100,000	104,054
5.75% 8/15/22	100,000	106,546
ERP Operating
2.85% 11/1/26	140,000	136,444
3.38% 6/1/25	100,000	101,601
4.15% 12/1/28	100,000	106,720
4.50% 7/1/44	150,000	161,956
4.50% 6/1/45	50,000	54,056
4.63% 12/15/21	90,000	94,139
4.75% 7/15/20	100,000	102,082
Essex Portfolio
3.25% 5/1/23	100,000	99,967
3.38% 4/15/26	50,000	49,461
3.63% 5/1/27	200,000	199,786
4.00% 3/1/29	100,000	102,422
Federal Realty Investment Trust
3.25% 7/15/27	100,000	98,726
4.50% 12/1/44	100,000	105,249
GLP Capital
4.88% 11/1/20	210,000	214,515
5.25% 6/1/25	75,000	78,750
5.38% 11/1/23	75,000	79,233
5.38% 4/15/26	145,000	151,873
5.75% 6/1/28	75,000	80,809
HCP
3.88% 8/15/24	200,000	203,945
4.00% 12/1/22	150,000	154,168
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
HCP (continued)
4.00% 6/1/25	250,000	$ 257,565
4.25% 11/15/23	186,000	193,915
Healthcare Trust of America Holdings
2.95% 7/1/22	50,000	49,500
3.38% 7/15/21	100,000	100,325
3.50% 8/1/26	35,000	33,962
3.75% 7/1/27	50,000	49,054
Highwoods Realty
3.20% 6/15/21	200,000	199,514
3.88% 3/1/27	60,000	59,713
4.20% 4/15/29	100,000	101,525
Hospitality Properties Trust
4.25% 2/15/21	50,000	50,397
4.50% 6/15/23	100,000	101,291
4.95% 2/15/27	70,000	69,457
5.00% 8/15/22	300,000	310,703
5.25% 2/15/26	50,000	51,032
Host Hotels & Resorts
4.75% 3/1/23	150,000	156,459
5.25% 3/15/22	400,000	419,106
Hudson Pacific Properties
3.95% 11/1/27	25,000	24,303
4.65% 4/1/29	100,000	102,070
Kilroy Realty
3.45% 12/15/24	100,000	99,115
4.25% 8/15/29	150,000	153,102
Kimco Realty
2.70% 3/1/24	100,000	96,747
2.80% 10/1/26	100,000	94,183
3.20% 5/1/21	150,000	150,499
3.30% 2/1/25	120,000	119,012
3.40% 11/1/22	50,000	50,476
3.80% 4/1/27	100,000	100,529
4.13% 12/1/46	100,000	93,826
4.45% 9/1/47	100,000	98,879
Kite Realty Group
4.00% 10/1/26	50,000	46,821
4.13% 6/15/22	50,000	51,586
Liberty Property
4.38% 2/1/29	125,000	130,460
4.40% 2/15/24	100,000	105,022
LifeStorage 3.50% 7/1/26	100,000	96,373
Mid-America Apartments
3.75% 6/15/24	100,000	101,940
4.00% 11/15/25	50,000	51,508
4.20% 6/15/28	100,000	103,450
4.30% 10/15/23	50,000	52,106
National Retail Properties
3.30% 4/15/23	100,000	100,652
3.60% 12/15/26	100,000	99,736
4.00% 11/15/25	65,000	66,700
Omega Healthcare Investors
4.38% 8/1/23	50,000	51,041

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors (continued)
4.50% 4/1/27	200,000	$ 200,778
4.95% 4/1/24	57,000	59,221
5.25% 1/15/26	100,000	104,731
Physicians Realty
3.95% 1/15/28	100,000	96,682
4.30% 3/15/27	50,000	49,763
Prologis
3.75% 11/1/25	45,000	47,079
3.88% 9/15/28	65,000	68,680
4.25% 8/15/23	150,000	158,629
4.38% 9/15/48	50,000	54,484
Public Storage
2.37% 9/15/22	50,000	49,503
3.09% 9/15/27	60,000	58,525
Realty Income
3.25% 10/15/22	100,000	101,732
3.65% 1/15/28	100,000	101,704
3.88% 7/15/24	65,000	67,478
4.65% 8/1/23	400,000	427,326
4.65% 3/15/47	100,000	109,140
Regency Centers
3.60% 2/1/27	160,000	159,284
4.13% 3/15/28	100,000	102,764
4.40% 2/1/47	165,000	165,542
Sabra Health Care 5.50% 2/1/21	100,000	101,188
Select Income REIT 4.25% 5/15/24	250,000	238,691
Senior Housing Properties Trust 4.75% 2/15/28	200,000	185,586
Simon Property Group
2.35% 1/30/22	100,000	99,312
2.50% 9/1/20	100,000	99,881
2.63% 6/15/22	200,000	199,746
3.25% 11/30/26	100,000	100,005
3.38% 10/1/24	450,000	460,283
3.38% 6/15/27	200,000	201,402
4.13% 12/1/21	300,000	310,441
4.25% 11/30/46	100,000	104,471
6.75% 2/1/40	300,000	404,781
SITE Centers
4.25% 2/1/26	100,000	100,634
4.70% 6/1/27	100,000	103,306
SL Green Operating Partnership 3.25% 10/15/22	60,000	59,777
SL Green Realty 4.50% 12/1/22	100,000	103,438
STORE Capital
4.50% 3/15/28	50,000	50,461
4.63% 3/15/29	100,000	101,679
Tanger Properties
3.13% 9/1/26	50,000	46,335
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Tanger Properties (continued)
3.88% 7/15/27	100,000	$ 96,749
UDR
2.95% 9/1/26	50,000	47,894
3.50% 1/15/28	100,000	98,568
4.00% 10/1/25	50,000	51,401
4.63% 1/10/22	100,000	103,984
Ventas Realty
2.70% 4/1/20	100,000	99,802
3.13% 6/15/23	30,000	30,140
3.75% 5/1/24	150,000	153,603
3.85% 4/1/27	100,000	100,485
4.00% 3/1/28	100,000	101,312
4.13% 1/15/26	156,000	160,284
4.25% 3/1/22	200,000	206,680
4.40% 1/15/29	150,000	156,342
4.88% 4/15/49	50,000	52,273
VEREIT Operating Partnership
3.95% 8/15/27	80,000	78,886
4.13% 6/1/21	60,000	61,019
4.60% 2/6/24	75,000	77,218
4.88% 6/1/26	95,000	99,001
Vornado Realty 3.50% 1/15/25	100,000	99,336
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	102,375
Weingarten Realty Investors 3.38% 10/15/22	150,000	150,659
Welltower
3.95% 9/1/23	50,000	51,886
4.25% 4/1/26	200,000	206,646
4.25% 4/15/28	50,000	51,570
4.50% 1/15/24	250,000	263,719
4.95% 9/1/48	50,000	52,854
5.25% 1/15/22	100,000	105,576
6.50% 3/15/41	250,000	305,723
Weyerhaeuser
4.63% 9/15/23	250,000	263,924
4.70% 3/15/21	100,000	102,829
7.38% 3/15/32	250,000	330,312
WP Carey
4.25% 10/1/26	100,000	101,674
4.60% 4/1/24	100,000	104,016
		24,953,057
Retail–0.74%
Advance Auto Parts
4.50% 1/15/22	100,000	103,971
4.50% 12/1/23	100,000	104,948
AutoNation
3.35% 1/15/21	50,000	50,085
3.50% 11/15/24	100,000	97,042
3.80% 11/15/27	100,000	92,806

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
AutoNation (continued)
4.50% 10/1/25	45,000	$ 45,217
AutoZone
2.88% 1/15/23	100,000	99,560
3.13% 4/21/26	75,000	73,099
3.75% 6/1/27	250,000	252,764
4.00% 11/15/20	75,000	75,931
Costco Wholesale
2.25% 2/15/22	300,000	299,278
2.30% 5/18/22	250,000	248,860
3.00% 5/18/27	250,000	249,963
Darden Restaurants 4.55% 2/15/48	35,000	33,643
Dollar General
3.25% 4/15/23	200,000	201,238
3.88% 4/15/27	100,000	101,148
4.13% 5/1/28	70,000	71,812
4.15% 11/1/25	75,000	78,257
Dollar Tree
3.70% 5/15/23	155,000	157,274
4.00% 5/15/25	350,000	354,125
4.20% 5/15/28	165,000	164,577
Home Depot
1.80% 6/5/20	176,000	174,736
2.00% 4/1/21	250,000	247,289
2.13% 9/15/26	155,000	146,495
2.70% 4/1/23	150,000	150,821
2.80% 9/14/27	200,000	197,338
3.00% 4/1/26	125,000	125,672
3.25% 3/1/22	90,000	92,084
3.35% 9/15/25	265,000	273,265
3.50% 9/15/56	135,000	124,192
3.75% 2/15/24	200,000	210,128
3.90% 12/6/28	60,000	63,812
3.90% 6/15/47	200,000	202,600
4.20% 4/1/43	150,000	157,345
4.25% 4/1/46	100,000	105,949
4.40% 4/1/21	100,000	103,282
4.50% 12/6/48	200,000	221,726
4.88% 2/15/44	96,000	110,315
5.40% 9/15/40	100,000	120,656
5.88% 12/16/36	350,000	440,923
5.95% 4/1/41	100,000	128,442
Kohl's
4.25% 7/17/25	50,000	51,287
5.55% 7/17/45	50,000	48,488
Lowe's
3.10% 5/3/27	250,000	243,621
3.12% 4/15/22	100,000	100,971
3.38% 9/15/25	120,000	120,628
3.70% 4/15/46	200,000	177,365
3.88% 9/15/23	200,000	208,592
4.05% 5/3/47	147,000	138,220
4.25% 9/15/44	250,000	239,022
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's (continued)
4.38% 9/15/45	45,000	$ 44,174
4.65% 4/15/42	100,000	101,573
Macy's Retail Holdings
2.88% 2/15/23	100,000	96,863
3.45% 1/15/21	100,000	100,391
3.63% 6/1/24	150,000	144,733
4.38% 9/1/23	90,000	90,759
McDonald's
2.20% 5/26/20	150,000	149,274
2.63% 1/15/22	100,000	99,846
3.25% 6/10/24	300,000	306,181
3.35% 4/1/23	155,000	158,274
3.38% 5/26/25	150,000	152,820
3.50% 3/1/27	150,000	152,141
3.63% 5/20/21	100,000	102,028
3.63% 5/1/43	100,000	90,720
3.80% 4/1/28	200,000	206,596
4.45% 3/1/47	225,000	229,688
4.45% 9/1/48	40,000	41,118
4.60% 5/26/45	94,000	97,626
4.70% 12/9/35	270,000	289,785
4.88% 12/9/45	275,000	297,890
6.30% 3/1/38	50,000	61,940
Nordstrom
4.00% 3/15/27	60,000	59,002
4.75% 5/1/20	100,000	101,813
5.00% 1/15/44	281,000	254,467
O'Reilly Automotive
3.55% 3/15/26	150,000	149,646
3.60% 9/1/27	100,000	99,692
3.80% 9/1/22	100,000	102,609
4.35% 6/1/28	100,000	104,468
4.88% 1/14/21	45,000	46,527
Starbucks
2.10% 2/4/21	60,000	59,479
2.20% 11/22/20	40,000	39,757
2.45% 6/15/26	100,000	94,744
2.70% 6/15/22	100,000	100,327
3.10% 3/1/23	150,000	151,619
3.50% 3/1/28	150,000	151,571
3.75% 12/1/47	70,000	63,553
3.80% 8/15/25	150,000	154,729
3.85% 10/1/23	100,000	104,102
4.00% 11/15/28	150,000	156,870
4.30% 6/15/45	105,000	103,190
4.50% 11/15/48	80,000	81,793
Tapestry
3.00% 7/15/22	150,000	147,671
4.13% 7/15/27	150,000	143,443
Target
2.50% 4/15/26	100,000	97,348
2.90% 1/15/22	300,000	304,037
3.38% 4/15/29	200,000	202,733

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Target (continued)
3.63% 4/15/46	490,000	$ 463,481
3.88% 7/15/20	100,000	101,787
3.90% 11/15/47	150,000	148,669
4.00% 7/1/42	150,000	151,639
TJX
2.25% 9/15/26	250,000	237,484
2.50% 5/15/23	100,000	100,195
Walgreen 3.10% 9/15/22	150,000	151,063
Walgreens Boots Alliance
3.45% 6/1/26	45,000	44,082
3.80% 11/18/24	700,000	713,824
4.65% 6/1/46	40,000	37,784
4.80% 11/18/44	500,000	479,951
Walmart
1.90% 12/15/20	150,000	148,759
2.35% 12/15/22	150,000	149,209
2.55% 4/11/23	300,000	299,665
2.65% 12/15/24	1,150,000	1,147,636
2.85% 6/23/20	200,000	200,886
3.13% 6/23/21	300,000	304,231
3.40% 6/26/23	350,000	360,572
3.55% 6/26/25	250,000	259,718
3.63% 12/15/47	70,000	69,265
3.70% 6/26/28	400,000	421,697
3.95% 6/28/38	130,000	136,702
4.05% 6/29/48	200,000	212,722
5.00% 10/25/40	1,000,000	1,183,381
		21,294,874
Savings & Loans–0.01%
People's United Financial 3.65% 12/6/22	150,000	151,184
		151,184
Semiconductors–0.45%
Analog Devices
2.50% 12/5/21	60,000	59,475
2.95% 1/12/21	100,000	100,322
3.13% 12/5/23	150,000	151,159
3.50% 12/5/26	150,000	148,865
3.90% 12/15/25	60,000	61,139
5.30% 12/15/45	100,000	111,881
Applied Materials
2.63% 10/1/20	100,000	99,876
3.30% 4/1/27	80,000	80,867
3.90% 10/1/25	70,000	73,703
4.35% 4/1/47	70,000	73,617
5.10% 10/1/35	70,000	79,576
5.85% 6/15/41	350,000	433,645
Broadcom
2.20% 1/15/21	200,000	196,939
2.65% 1/15/23	200,000	194,814
3.00% 1/15/22	350,000	348,469
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom (continued)
3.13% 4/15/21	100,000	$ 99,882
3.13% 1/15/25	145,000	139,063
3.50% 1/15/28	400,000	367,906
3.63% 1/15/24	350,000	349,305
3.63% 10/15/24	250,000	248,045
3.88% 1/15/27	750,000	717,205
4.25% 4/15/26	250,000	248,153
4.75% 4/15/29	500,000	497,625
Intel
1.70% 5/19/21	100,000	98,320
2.35% 5/11/22	200,000	199,364
2.45% 7/29/20	480,000	479,480
2.60% 5/19/26	150,000	146,908
2.70% 12/15/22	150,000	150,973
2.88% 5/11/24	700,000	704,837
3.30% 10/1/21	254,000	258,954
3.70% 7/29/25	365,000	382,926
3.73% 12/8/47	200,000	201,482
4.00% 12/15/32	250,000	273,822
4.10% 5/19/46	150,000	158,747
KLA-Tencor 4.65% 11/1/24	300,000	320,628
Lam Research
2.80% 6/15/21	150,000	150,079
3.75% 3/15/26	100,000	101,962
4.00% 3/15/29	85,000	86,924
4.88% 3/15/49	50,000	52,740
Marvell Technology Group
4.20% 6/22/23	100,000	102,018
4.88% 6/22/28	100,000	103,469
Maxim Integrated Products 3.38% 3/15/23	100,000	100,320
Micron Technology
4.64% 2/6/24	30,000	30,794
4.98% 2/6/26	100,000	102,100
5.33% 2/6/29	100,000	102,743
5.50% 2/1/25	100,000	103,611
NVIDIA
2.20% 9/16/21	120,000	118,432
3.20% 9/16/26	200,000	199,369
NXP
4.88% 3/1/24	100,000	105,707
5.35% 3/1/26	100,000	107,733
5.55% 12/1/28	65,000	70,477
QUALCOMM
2.25% 5/20/20	300,000	298,793
2.60% 1/30/23	300,000	296,661
2.90% 5/20/24	200,000	196,716
3.00% 5/20/22	300,000	302,613
3.25% 5/20/27	200,000	195,614
3.45% 5/20/25	300,000	302,486
4.65% 5/20/35	200,000	206,384
4.80% 5/20/45	200,000	203,355

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Texas Instruments
2.25% 5/1/23	250,000	$ 246,737
2.63% 5/15/24	48,000	47,734
2.75% 3/12/21	75,000	75,490
3.88% 3/15/39	55,000	57,034
4.15% 5/15/48	300,000	322,447
Xilinx
2.95% 6/1/24	100,000	99,403
3.00% 3/15/21	200,000	200,482
		12,948,399
Software–0.64%
Activision Blizzard
2.30% 9/15/21	95,000	93,714
2.60% 6/15/22	50,000	49,587
3.40% 9/15/26	100,000	98,062
3.40% 6/15/27	45,000	43,737
4.50% 6/15/47	60,000	56,526
Adobe 3.25% 2/1/25	95,000	97,285
Autodesk
3.13% 6/15/20	100,000	100,238
3.50% 6/15/27	100,000	96,864
4.38% 6/15/25	100,000	103,363
Broadridge Financial Solutions 3.95% 9/1/20	100,000	101,244
CA
3.60% 8/1/20	50,000	50,241
4.70% 3/15/27	100,000	99,479
Cadence Design Systems 4.38% 10/15/24	75,000	77,163
Citrix Systems 4.50% 12/1/27	100,000	98,498
Electronic Arts
3.70% 3/1/21	100,000	101,657
4.80% 3/1/26	100,000	107,497
Fidelity National Information Services
3.00% 8/15/26	400,000	383,595
3.50% 4/15/23	164,000	166,813
3.63% 10/15/20	235,000	237,552
3.88% 6/5/24	28,000	28,613
4.25% 5/15/28	80,000	82,328
4.50% 10/15/22	40,000	41,760
4.50% 8/15/46	50,000	47,367
4.75% 5/15/48	100,000	99,411
5.00% 10/15/25	56,000	60,389
Fiserv
2.70% 6/1/20	150,000	149,855
3.50% 10/1/22	150,000	152,014
3.85% 6/1/25	150,000	154,044
Microsoft
1.55% 8/8/21	500,000	488,246
2.00% 11/3/20	700,000	695,603
2.00% 8/8/23	250,000	244,319
2.38% 5/1/23	150,000	149,368
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
2.40% 2/6/22	200,000	$ 199,804
2.40% 8/8/26	850,000	824,866
2.65% 11/3/22	200,000	201,330
2.88% 2/6/24	65,000	65,753
3.00% 10/1/20	300,000	302,662
3.13% 11/3/25	200,000	204,817
3.45% 8/8/36	250,000	252,803
3.50% 11/15/42	150,000	148,350
3.63% 12/15/23	300,000	313,548
3.70% 8/8/46	850,000	868,685
3.75% 2/12/45	500,000	513,512
3.95% 8/8/56	200,000	208,900
4.10% 2/6/37	200,000	217,816
4.20% 11/3/35	200,000	220,173
4.25% 2/6/47	200,000	223,116
4.45% 11/3/45	200,000	227,015
4.50% 10/1/40	100,000	113,821
4.50% 2/6/57	200,000	229,258
4.75% 11/3/55	200,000	241,076
4.88% 12/15/43	800,000	950,523
5.20% 6/1/39	200,000	247,499
Oracle
1.90% 9/15/21	455,000	447,725
2.40% 9/15/23	150,000	147,858
2.50% 5/15/22	1,000,000	996,918
2.63% 2/15/23	70,000	70,034
2.95% 11/15/24	150,000	150,358
2.95% 5/15/25	500,000	499,825
3.25% 11/15/27	200,000	201,300
3.80% 11/15/37	90,000	90,207
3.85% 7/15/36	150,000	150,639
3.88% 7/15/20	100,000	101,780
3.90% 5/15/35	355,000	363,443
4.00% 7/15/46	150,000	151,004
4.00% 11/15/47	140,000	141,043
4.30% 7/8/34	700,000	751,468
4.38% 5/15/55	800,000	844,727
4.50% 7/8/44	500,000	539,589
5.38% 7/15/40	400,000	474,517
6.13% 7/8/39	150,000	192,722
6.50% 4/15/38	200,000	266,041
salesforce.com
3.25% 4/11/23	100,000	102,517
3.70% 4/11/28	100,000	104,768
VMware
2.30% 8/21/20	90,000	89,200
2.95% 8/21/22	105,000	103,948
3.90% 8/21/27	85,000	81,794
		18,395,184
Telecommunications–1.15%
America Movil
3.13% 7/16/22	200,000	201,655

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
America Movil (continued)
4.38% 7/16/42	200,000	$ 209,400
6.13% 11/15/37	150,000	186,010
6.13% 3/30/40	250,000	313,443
6.38% 3/1/35	25,000	31,228
AT&T
3.00% 2/15/22	700,000	703,067
3.20% 3/1/22	100,000	100,928
3.40% 5/15/25	550,000	544,756
3.80% 3/1/24	150,000	153,571
3.95% 1/15/25	225,000	229,724
4.10% 2/15/28	2,094,000	2,119,088
4.13% 2/17/26	550,000	562,725
4.25% 3/1/27	500,000	514,541
4.30% 2/15/30	1,286,000	1,301,974
4.35% 3/1/29	370,000	378,323
4.35% 6/15/45	532,000	488,983
4.45% 4/1/24	300,000	314,087
4.50% 5/15/35	220,000	217,079
4.50% 3/9/48	693,000	651,358
4.75% 5/15/46	665,000	650,903
4.85% 3/1/39	120,000	120,950
5.15% 3/15/42	150,000	153,719
5.15% 11/15/46	516,000	530,406
5.25% 3/1/37	150,000	157,383
5.35% 9/1/40	338,000	355,663
5.45% 3/1/47	300,000	320,974
5.55% 8/15/41	40,000	42,845
5.70% 3/1/57	150,000	162,747
6.00% 8/15/40	200,000	225,100
6.35% 3/15/40	50,000	58,075
Bell Canada 4.46% 4/1/48	100,000	103,702
British Telecommunications
4.50% 12/4/23	200,000	209,271
9.63% 12/15/30	350,000	502,518
Cisco Systems
1.85% 9/20/21	600,000	588,988
2.20% 2/28/21	150,000	149,064
2.45% 6/15/20	100,000	99,860
2.50% 9/20/26	300,000	292,324
2.60% 2/28/23	150,000	151,028
2.90% 3/4/21	115,000	116,064
2.95% 2/28/26	150,000	150,564
3.00% 6/15/22	60,000	60,896
3.50% 6/15/25	45,000	46,913
3.63% 3/4/24	100,000	105,101
5.50% 1/15/40	200,000	253,734
5.90% 2/15/39	300,000	394,429
Corning
2.90% 5/15/22	150,000	149,260
4.25% 8/15/20	65,000	66,001
4.75% 3/15/42	250,000	260,350
5.75% 8/15/40	25,000	28,706
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	$ 633,243
Juniper Networks
4.60% 3/15/21	100,000	102,726
5.95% 3/15/41	100,000	103,822
Koninklijke KPN 8.38% 10/1/30	100,000	127,243
Motorola Solutions
3.50% 3/1/23	100,000	100,553
4.00% 9/1/24	250,000	254,826
4.60% 2/23/28	100,000	100,909
Orange
4.13% 9/14/21	100,000	103,396
5.38% 1/13/42	100,000	113,452
9.00% 3/1/31	400,000	579,031
Rogers Communications
2.90% 11/15/26	200,000	194,115
3.00% 3/15/23	125,000	125,577
3.63% 12/15/25	65,000	66,503
4.10% 10/1/23	300,000	314,126
4.30% 2/15/48	40,000	40,650
4.50% 3/15/43	100,000	104,467
5.00% 3/15/44	100,000	111,241
7.50% 8/15/38	25,000	34,511
Telefonica Emisiones
4.67% 3/6/38	150,000	143,398
4.90% 3/6/48	200,000	195,215
5.13% 4/27/20	690,000	706,075
5.21% 3/8/47	300,000	304,630
5.46% 2/16/21	140,000	146,352
5.52% 3/1/49	200,000	210,018
7.05% 6/20/36	175,000	213,234
Telefonica Europe 8.25% 9/15/30	200,000	263,733
TELUS
2.80% 2/16/27	100,000	95,412
3.70% 9/15/27	100,000	101,172
4.60% 11/16/48	100,000	105,437
Verizon Communications
2.63% 8/15/26	230,000	219,556
3.50% 11/1/24	900,000	922,054
3.85% 11/1/42	650,000	612,286
3.88% 2/8/29	250,000	256,219
4.13% 3/16/27	200,000	209,634
4.13% 8/15/46	35,000	33,968
4.27% 1/15/36	904,000	915,712
4.33% 9/21/28	2,387,000	2,526,600
4.40% 11/1/34	600,000	625,041
4.50% 8/10/33	170,000	179,938
4.52% 9/15/48	1,324,000	1,360,883
4.81% 3/15/39	300,000	321,907
5.25% 3/16/37	600,000	675,850
5.50% 3/16/47	150,000	175,800

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group
2.50% 9/26/22	300,000	$ 294,763
2.95% 2/19/23	225,000	223,496
3.75% 1/16/24	340,000	343,055
4.13% 5/30/25	75,000	76,506
4.38% 5/30/28	175,000	178,041
4.38% 2/19/43	150,000	134,664
5.00% 5/30/38	95,000	94,001
5.25% 5/30/48	200,000	198,584
6.15% 2/27/37	700,000	777,374
7.88% 2/15/30	100,000	126,801
		32,907,278
Textiles–0.01%
Cintas No. 2
2.90% 4/1/22	100,000	100,411
3.70% 4/1/27	100,000	102,766
		203,177
Toys Games Hobbies–0.01%
Hasbro
3.15% 5/15/21	75,000	75,278
3.50% 9/15/27	60,000	57,805
5.10% 5/15/44	65,000	62,893
6.35% 3/15/40	65,000	71,821
		267,797
Transportation–0.55%
Burlington Northern Santa Fe
3.00% 4/1/25	250,000	252,305
3.05% 3/15/22	150,000	151,836
3.25% 6/15/27	100,000	101,249
3.45% 9/15/21	200,000	203,543
3.65% 9/1/25	100,000	103,875
3.85% 9/1/23	100,000	104,742
3.90% 8/1/46	105,000	106,208
4.05% 6/15/48	190,000	196,072
4.13% 6/15/47	100,000	103,971
4.15% 4/1/45	114,000	119,157
4.15% 12/15/48	40,000	42,149
4.40% 3/15/42	100,000	107,446
4.45% 3/15/43	100,000	108,155
4.70% 9/1/45	100,000	111,789
4.95% 9/15/41	100,000	114,547
5.05% 3/1/41	100,000	115,387
5.15% 9/1/43	150,000	176,971
5.75% 5/1/40	200,000	248,478
6.15% 5/1/37	100,000	128,107
Canadian National Railway
2.75% 3/1/26	50,000	49,070
2.95% 11/21/24	100,000	100,761
3.20% 8/2/46	100,000	92,427
3.65% 2/3/48	100,000	100,686
6.20% 6/1/36	100,000	131,155
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian National Railway (continued)
6.25% 8/1/34	100,000	$ 132,494
Canadian Pacific Railway
2.90% 2/1/25	150,000	147,151
4.45% 3/15/23	100,000	104,376
4.80% 9/15/35	65,000	71,217
4.80% 8/1/45	100,000	111,700
6.13% 9/15/15	65,000	79,933
7.13% 10/15/31	150,000	199,256
CH Robinson Worldwide 4.20% 4/15/28	100,000	103,624
CSX
3.25% 6/1/27	100,000	98,804
3.35% 11/1/25	250,000	252,146
3.70% 10/30/20	275,000	278,629
3.70% 11/1/23	94,000	97,213
3.80% 3/1/28	100,000	102,671
3.80% 11/1/46	150,000	141,389
3.95% 5/1/50	90,000	84,978
4.10% 3/15/44	100,000	98,862
4.25% 3/15/29	150,000	159,405
4.25% 11/1/66	100,000	93,110
4.30% 3/1/48	100,000	101,855
4.40% 3/1/43	200,000	203,387
4.65% 3/1/68	100,000	98,916
5.50% 4/15/41	200,000	231,185
6.15% 5/1/37	120,000	147,004
6.22% 4/30/40	100,000	124,370
FedEx
2.63% 8/1/22	55,000	54,608
3.20% 2/1/25	200,000	200,792
3.25% 4/1/26	150,000	149,405
3.30% 3/15/27	100,000	98,643
3.40% 2/15/28	100,000	99,061
3.88% 8/1/42	100,000	88,179
4.00% 1/15/24	120,000	125,830
4.05% 2/15/48	100,000	89,896
4.10% 4/15/43	100,000	91,008
4.10% 2/1/45	200,000	180,745
4.40% 1/15/47	100,000	94,109
4.55% 4/1/46	150,000	144,703
4.75% 11/15/45	350,000	347,451
4.90% 1/15/34	60,000	64,416
JB Hunt Transport Services 3.88% 3/1/26	100,000	101,683
Kansas City Southern
4.30% 5/15/43	100,000	97,580
4.70% 5/1/48	100,000	104,732
4.95% 8/15/45	100,000	107,656
Kirby 4.20% 3/1/28	100,000	100,958
Norfolk Southern
2.90% 2/15/23	121,000	121,153
2.90% 6/15/26	165,000	161,731
3.00% 4/1/22	118,000	118,712

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern (continued)
3.15% 6/1/27	50,000	$ 49,306
3.25% 12/1/21	100,000	100,924
3.65% 8/1/25	50,000	51,563
3.80% 8/1/28	60,000	61,981
3.85% 1/15/24	150,000	156,018
3.94% 11/1/47	80,000	77,840
4.05% 8/15/52	132,000	128,288
4.15% 2/28/48	125,000	126,887
4.45% 6/15/45	100,000	104,103
4.65% 1/15/46	100,000	107,614
4.84% 10/1/41	111,000	121,106
5.10% 8/1/18	30,000	31,398
Ryder System
2.25% 9/1/21	120,000	118,319
2.80% 3/1/22	60,000	59,775
2.88% 9/1/20	50,000	50,065
3.40% 3/1/23	100,000	101,231
3.45% 11/15/21	25,000	25,228
3.50% 6/1/21	50,000	50,478
3.65% 3/18/24	100,000	102,114
3.88% 12/1/23	100,000	102,336
Union Pacific
2.75% 3/1/26	250,000	243,858
3.20% 6/8/21	100,000	101,041
3.25% 1/15/25	495,000	501,393
3.25% 8/15/25	50,000	50,657
3.35% 8/15/46	150,000	132,500
3.38% 2/1/35	200,000	187,674
3.50% 6/8/23	150,000	153,867
3.60% 9/15/37	40,000	38,317
3.65% 2/15/24	185,000	191,003
3.75% 7/15/25	100,000	104,070
3.80% 10/1/51	332,000	312,058
3.88% 2/1/55	94,000	86,772
3.95% 9/10/28	115,000	120,665
4.00% 2/1/21	65,000	66,373
4.00% 4/15/47	100,000	98,831
4.05% 11/15/45	50,000	49,143
4.10% 9/15/67	65,000	59,460
4.16% 7/15/22	190,000	198,158
4.38% 9/10/38	75,000	77,999
4.38% 11/15/65	30,000	29,026
4.50% 9/10/48	90,000	95,665
4.80% 9/10/58	150,000	163,992
United Parcel Service
2.35% 5/16/22	250,000	248,530
2.40% 11/15/26	150,000	144,133
2.45% 10/1/22	125,000	124,658
3.13% 1/15/21	350,000	354,216
3.40% 3/15/29	65,000	66,258
3.40% 11/15/46	150,000	134,712
3.63% 10/1/42	75,000	70,761
3.75% 11/15/47	150,000	143,851
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service (continued)
4.25% 3/15/49	100,000	$ 103,703
4.88% 11/15/40	55,000	61,513
6.20% 1/15/38	255,000	330,003
		15,648,246
Trucking & Leasing–0.01%
GATX
3.25% 9/15/26	50,000	47,601
3.85% 3/30/27	50,000	49,098
4.55% 11/7/28	100,000	102,901
4.70% 4/1/29	50,000	52,136
5.20% 3/15/44	50,000	52,081
		303,817
Water–0.03%
American Water Capital
2.95% 9/1/27	180,000	175,183
3.75% 9/1/28	150,000	156,847
3.75% 9/1/47	250,000	242,436
4.00% 12/1/46	50,000	49,990
4.20% 9/1/48	100,000	104,530
4.30% 12/1/42	100,000	104,822
		833,808
Total Corporate Bonds (Cost $726,825,277)		743,290,021
MUNICIPAL BONDS–0.70%
American Municipal Power, Ohio Taxable Build America Bonds
Series B 6.45% 2/15/44	50,000	67,415
Series B 7.83% 2/15/41	55,000	83,012
Series B 8.08% 2/15/50	800,000	1,329,656
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.26% 4/1/49	200,000	285,660
Series S1 6.92% 4/1/40	100,000	139,204
Series S1 7.04% 4/1/50	100,000	153,193
California State University Systemwide-Taxable Series B 3.90% 11/1/47	50,000	50,148
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	600,000	912,342
Central Puget Sound Regional Transit Authority, Washington Sales & Use Tax Revenue Taxable Build America Bonds 5.49% 11/1/39	50,000	63,727

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	$ 110,038
Series C 4.57% 1/1/54	100,000	111,114
Chicago Transit Authority, Taxable Pension Funding
Series A 6.90% 12/1/40	100,000	131,448
Series B 6.90% 12/1/40	40,000	52,579
Chicago, Illinios Taxable Build America Bonds Series B 7.38% 1/1/33	100,000	111,629
City of Chicago Series B 7.75% 1/1/42	83,000	106,042
City of Houston 3.96% 3/1/47	100,000	102,827
Clark County, Department of Aviation, Taxable Build America Bonds
Series B 6.88% 7/1/42	50,000	50,542
Series C 6.82% 7/1/45	75,000	113,589
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds
4.91% 5/1/29	100,000	115,127
Series E 4.20% 12/1/21	100,000	102,719
Series E 5.46% 12/1/39	100,000	123,631
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds Series B 6.00% 12/1/44	200,000	267,542
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	106,893
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.87% 6/1/40	100,000	131,773
Health & Educational Facilities Authority of the State of Missouri (Washington University) 3.65% 8/15/57	150,000	148,566
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	115,532
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	152,104
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	$ 151,386
Los Angeles, California Unified School District Taxable Build America Bonds Series RY 6.76% 7/1/34	315,000	419,517
Metropolitan Government Nashville & Davidson County,Tennessee Convention Center Authority Taxable
Series B 4.05% 7/1/26	10,000	10,572
Series B 6.73% 7/1/43	50,000	68,988
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.51% 8/1/37	200,000	243,070
5.57% 11/1/38	65,000	78,740
5.87% 11/15/39	100,000	123,290
6.67% 11/15/39	130,000	175,639
6.81% 11/15/40	500,000	682,650
Metropolitan Water Reclamation District of Greater Chicago, Taxable Build America Bonds 5.72% 12/1/38	150,000	189,484
Municipal Electric Authority, Georgia Taxable Build America Bonds
6.64% 4/1/57	150,000	169,028
6.66% 4/1/57	125,000	150,445
7.06% 4/1/57	100,000	118,306
New Jersey Economic Development Authority
Series A (NATL) 7.43% 2/15/29	225,000	277,364
^Series B (AGM) 0.00% 2/15/22	200,000	182,262
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.56% 12/15/40	100,000	129,330
Series C 5.75% 12/15/28	100,000	111,967
Series C 6.10% 12/15/28	200,000	207,688
New Jersey State Turnpike Authority Revenue (Build America Bonds)
Series A 7.10% 1/1/41	350,000	510,944
Series F 7.41% 1/1/40	90,000	135,345

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York City Water & Sewer System, Taxable Build America Bonds
5.72% 6/15/42	65,000	$ 86,596
5.75% 6/15/41	100,000	132,665
5.95% 6/15/42	100,000	136,641
6.01% 6/15/42	35,000	47,815
New York State Dormitory Authority, Taxable Build America Bonds 5.60% 3/15/40	100,000	124,825
New York State Urban Development 5.77% 3/15/39	50,000	59,607
New York State Urban Development (TXBL-ST PERS INCOME TAX-GEN PU) 3.90% 3/15/33	100,000	104,145
New York, Taxable Build America Bonds
5.52% 10/1/37	85,000	105,224
Series A2 5.21% 10/1/31	100,000	116,324
Series F1 6.27% 12/1/37	100,000	133,057
Ohio State University, Taxable Build America Bonds
4.91% 6/1/40	100,000	120,777
Series A 3.80% 12/1/46	100,000	103,579
Oregon School Boards Association, Taxable Pension Series B 5.55% 6/30/28	250,000	289,620
Pennsylvania Turnpike Commission, Taxable Build America Bonds Series B 5.51% 12/1/45	150,000	190,327
Permanent University Fund - University of Texas System, Taxable Build America Bonds 3.38% 7/1/47	40,000	39,169
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	323,922
Series 168th 4.93% 10/1/51	350,000	423,062
Series 174th 4.46% 10/1/62	250,000	280,630
Series 181th 4.96% 8/1/46	155,000	189,270
Series 192th 4.81% 10/15/65	250,000	294,635
Regents of the University of California Medical Center Pooled Revenue, Taxable Build America Bonds Series H 6.55% 5/15/48	100,000	139,126
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Rutgers The State University of New Jersey, Taxable of America Bonds 5.67% 5/1/40	155,000	$ 192,462
Sales Tax Securitization Series B 3.82% 1/1/48	100,000	93,211
Salt River Project Agricultural Improvement & Power District, Taxable Build America Bonds 4.84% 1/1/41	60,000	72,304
San Antonio Electric & Gas Systems Revenue, Taxable Build America Bonds
4.43% 2/1/42	250,000	281,540
5.99% 2/1/39	50,000	66,798
San Diego County Regional Transportation Commission, Taxable Build America Bonds 5.91% 4/1/48	100,000	136,543
San Diego County Water Authority Financing, Taxable Build America Bonds 6.14% 5/1/49	100,000	138,189
South Carolina Public Service Authority, Taxable Obligations Series D 2.39% 12/1/23	150,000	145,307
State of California Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	98,685
State of California, Taxable Build America Bonds
2.80% 4/1/21	65,000	65,599
3.38% 4/1/25	75,000	78,249
3.50% 4/1/28	100,000	105,116
4.50% 4/1/33	100,000	108,265
4.60% 4/1/38	60,000	63,968
7.30% 10/1/39	1,100,000	1,593,537
7.50% 4/1/34	325,000	469,661
7.60% 11/1/40	80,000	124,358
7.63% 3/1/40	85,000	128,901
7.95% 3/1/36	100,000	104,782
State of Connecticut, Taxable Build America Bonds
5.09% 10/1/30	200,000	219,454
Series A 5.85% 3/15/32	100,000	121,164
State of Illinois, Taxable Pension
4.95% 6/1/23	100,000	102,866
5.10% 6/1/33	800,000	786,728

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of Mississippi, Taxable Build America Bonds 5.25% 11/1/34	100,000	$ 120,232
State of Oregon Department of Transportation, Taxable Build America Bonds 5.83% 11/15/34	75,000	96,836
State of Texas, Taxable Build America Bonds 5.52% 4/1/39	100,000	127,588
State of Utah, Taxable Build America Bonds
Series B 3.54% 7/1/25	100,000	103,582
Series D 4.55% 7/1/24	60,000	63,486
State Public School Building Authority 5.00% 9/15/27	100,000	110,608
Texas Transportation Commission State Highway Fund, Taxable Build America Bonds Series B 5.18% 4/1/30	200,000	235,124
University of California, General Taxable
Series AD 4.86% 5/15/12	250,000	281,897
Series AQ 4.77% 5/15/15	250,000	275,515
Series AX 3.06% 7/1/25	100,000	101,817
University of Texas System, Taxable Build America Bonds
Series A 3.35% 8/15/47	100,000	95,380
Series C 4.79% 8/15/46	90,000	105,072
University of Virginia Series C 4.18% 9/1/17	50,000	51,827
Total Municipal Bonds (Cost $16,787,449)		19,881,734
NON-AGENCY ASSET-BACKED SECURITIES–0.45%
Ally Master Owner Trust
Series 2018-1 A2 2.70% 1/17/23	150,000	149,916
Series 2018-2 A 3.29% 5/15/23	100,000	101,253
American Express Credit Account Master Trust Series 2019-1 A 2.87% 10/15/24	750,000	756,870
Americredit Automobile Receivables Trust Series 2019-1 A3 2.97% 11/20/23	333,000	334,852
BA Credit Card Trust Series 2018-A2 A2 3.00% 9/15/23	500,000	504,666
Capital One Multi-Asset Execution Trust Series 2015-A2 A2 2.08% 3/15/23	1,600,000	1,590,524
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2017-4 A3 2.11% 10/17/22	550,000	$ 546,095
Series 2017-4 C 2.70% 10/16/23	125,000	123,536
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,105,225
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	969,553
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,002,877
Series 2017-A3 A3 1.92% 4/7/22	500,000	496,571
Discover Card Execution Note Trust
Series 2017-A2 A2 2.39% 7/15/24	570,000	567,214
Series 2017-A6 A6 1.88% 2/15/23	250,000	247,649
Drive Auto Receivables Trust Series 2018-4 D 4.09% 1/15/26	350,000	355,925
Ford Credit Auto Owner Trust Series 2019-A A3 2.78% 9/15/23	450,000	452,081
Ford Credit Floorplan Master Owner Trust A
Series 2017-2 A1 2.16% 9/15/22	250,000	248,044
Series 2017-3 A 2.48% 9/15/24	550,000	546,145
GM Financial Automobile Leasing Trust Series 2019-1 A3 2.98% 12/20/21	250,000	250,865
Nissan Auto Receivables Owner Trust Series 2018-A A3 2.65% 5/16/22	265,000	265,226
Santander Drive Auto Receivables Trust Series 2019-1 C 3.42% 4/15/25	222,000	223,673
Synchrony Credit Card Master Note Trust Series 2016-2 A 2.21% 5/15/24	600,000	594,870
Toyota Auto Receivables Owner Trust Series 2018-D A3 3.18% 3/15/23	894,000	906,249
World Omni Auto Receivables Trust Series 2018-A A3 2.50% 4/17/23	300,000	299,637
World Omni Automobile Lease Securitization Trust Series 2018-B A3 3.19% 12/15/21	200,000	201,715
Total Non-Agency Asset-Backed Securities (Cost $12,795,219)		12,841,231

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.18%
BANK
Series 2017-BNK7 A2 3.06% 9/15/60	500,000	$ 501,777
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	501,412
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	156,103
Series 2019-BN17 A4 3.71% 4/15/52	265,000	276,464
Benchmark Mortgage Trust
Series 2018-B2 A5 3.88% 2/15/51	195,000	204,802
Series 2018-B5 A4 4.21% 7/15/51	200,000	215,055
BENCHMARK Mortgage Trust Series 2019-B10 A4 3.72% 3/15/62	575,000	599,953
CD Mortgage Trust
Series 2017-CD3 A4 3.63% 2/10/50	400,000	413,230
Series 2017-CD6 A5 3.46% 11/13/50	380,000	386,655
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.02% 9/10/45	1,250,000	1,260,740
Series 2013-GC11 AS 3.42% 4/10/46	770,000	778,963
Series 2013-GC15 A3 4.10% 9/10/46	731,198	766,292
•Series 2015-GC33 B 4.57% 9/10/58	500,000	524,749
COMM Mortgage Trust
Series 2013-LC6 AM 3.28% 1/10/46	1,000,000	1,009,102
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,429,154
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,561,642
Series 2015-CR26 A3 3.36% 10/10/48	1,000,000	1,015,965
♦Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.96% 2/10/47	545,000	568,662
•Csail Commercial Mortgage Trust Series 2017-CX10 A5 3.46% 11/15/50	500,000	506,101
CSAIL Commercial Mortgage Trust Series 2015-C3 A4 3.72% 8/15/48	1,000,000	1,034,886
GS Mortgage Securities Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,527,903
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	$ 1,503,499
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,547,337
Series 2016-C1 A5 3.58% 3/15/49	500,000	513,817
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.70% 12/15/47	763,055	762,480
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,149,757
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	733,350
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,296,783
Series 2015-C25 ASB 3.38% 10/15/48	800,000	812,950
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	512,429
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	513,200
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	592,890
Series 2017-C7 A4 3.68% 12/15/50	350,000	360,057
Series 2018-C14 A3 4.18% 12/15/51	350,000	374,256
Series 2018-C8 A4 3.98% 2/15/51	200,000	210,406
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.53% 5/10/63	1,000,000	1,021,847
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.29% 7/15/46	400,000	411,587
Series 2015-C30 A3 3.41% 9/15/58	500,000	509,025
Series 2015-C30 A4 3.66% 9/15/58	1,000,000	1,032,600
Series 2015-P2 A4 3.81% 12/15/48	665,000	693,608
Series 2016-C34 A2 2.60% 6/15/49	600,000	595,395
Series 2017-C41 A4 3.47% 11/15/50	350,000	354,904
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	934,711	934,488

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust (continued)
•Series 2013-C15 C 4.47% 8/15/46	1,000,000	$ 1,024,046
Series 2014-C22 A5 3.75% 9/15/57	1,000,000	1,033,752
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $33,904,884)		33,734,073
REGIONAL BONDS–0.27%
Canada—0.27%
Province of Alberta Canada
2.20% 7/26/22	500,000	493,352
3.30% 3/15/28	400,000	415,230
3.35% 11/1/23	200,000	206,564
Province of British Columbia Canada
2.00% 10/23/22	150,000	147,744
6.50% 1/15/26	100,000	122,217
7.25% 9/1/36	100,000	153,724
Province of Manitoba Canada 2.10% 9/6/22	63,000	62,114
Province of New Brunswick Canada 3.63% 2/24/28	150,000	158,270
Province of Ontario Canada
1.88% 5/21/20	500,000	496,553
2.20% 10/3/22	500,000	494,539
2.40% 2/8/22	750,000	748,610
2.45% 6/29/22	150,000	149,672
2.55% 2/12/21	1,050,000	1,051,454
4.40% 4/14/20	400,000	407,509
Province of Quebec Canada
2.50% 4/20/26	1,000,000	990,033
2.63% 2/13/23	350,000	351,409
2.75% 4/12/27	300,000	300,709
3.50% 7/29/20	300,000	303,981
7.50% 7/15/23	200,000	237,797
7.50% 9/15/29	175,000	246,781
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	117,426
		7,655,688
Japan—0.00%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	102,480
		102,480
Total Regional Bonds (Cost $7,639,227)		7,758,168
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–1.37%
Canada—0.06%
Canada Government International Bond
2.00% 11/15/22	290,000	$ 286,937
2.63% 1/25/22	280,000	282,914
Export Development Canada
1.50% 5/26/21	200,000	196,402
1.75% 7/21/20	500,000	495,709
2.63% 2/21/24	500,000	506,061
		1,768,023
Chile—0.05%
Chile Government International Bond
2.25% 10/30/22	100,000	99,167
3.13% 1/21/26	826,000	838,576
3.24% 2/6/28	350,000	356,825
		1,294,568
Colombia—0.11%
Colombia Government International Bond
2.63% 3/15/23	700,000	685,132
3.88% 4/25/27	350,000	355,866
4.00% 2/26/24	250,000	258,065
5.00% 6/15/45	500,000	525,850
5.20% 5/15/49	200,000	215,460
6.13% 1/18/41	200,000	236,802
7.38% 9/18/37	500,000	655,625
8.13% 5/21/24	250,000	303,062
		3,235,862
Hungary—0.06%
Hungary Government International Bond
5.38% 3/25/24	700,000	768,335
7.63% 3/29/41	700,000	1,041,804
		1,810,139
Indonesia—0.03%
Indonesia Government International Bond
4.10% 4/24/28	300,000	305,222
4.75% 2/11/29	200,000	214,418
5.35% 2/11/49	200,000	222,282
		741,922
Iraq—0.02%
Iraq Government AID Bond 2.15% 1/18/22	695,000	693,270
		693,270
Israel—0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	229,419
Israel Government International Bond
2.88% 3/16/26	200,000	200,141
3.15% 6/30/23	200,000	203,764
3.25% 1/17/28	200,000	202,944
4.00% 6/30/22	150,000	156,843

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Israel (continued)
Israel Government International Bond (continued)
4.50% 1/30/43	200,000	$ 217,037
		1,210,148
Italy—0.04%
Republic of Italy Government International Bond
5.38% 6/15/33	800,000	855,029
6.88% 9/27/23	350,000	389,130
		1,244,159
Japan—0.18%
Japan Bank for International Cooperation
1.88% 4/20/21	300,000	296,302
2.00% 11/4/21	200,000	197,412
2.13% 6/1/20	200,000	199,065
2.13% 7/21/20	200,000	199,069
2.13% 11/16/20	200,000	198,751
2.25% 11/4/26	200,000	193,007
2.38% 7/21/22	300,000	298,267
2.38% 11/16/22	200,000	198,812
2.38% 4/20/26	300,000	293,947
2.50% 6/1/22	200,000	199,674
2.50% 5/28/25	700,000	691,715
2.75% 11/16/27	200,000	198,332
2.88% 6/1/27	350,000	350,817
2.88% 7/21/27	200,000	200,330
3.13% 7/20/21	200,000	202,786
3.25% 7/20/23	200,000	205,595
3.25% 7/20/28	300,000	309,350
3.38% 7/31/23	200,000	206,321
Japan International Cooperation Agency
2.13% 10/20/26	200,000	191,355
3.38% 6/12/28	200,000	208,759
		5,039,666
Mexico—0.21%
Mexico Government International Bond
3.50% 1/21/21	420,000	425,865
3.63% 3/15/22	868,000	884,935
3.75% 1/11/28	200,000	197,890
4.00% 10/2/23	550,000	566,101
4.13% 1/21/26	285,000	291,876
4.15% 3/28/27	370,000	376,734
4.35% 1/15/47	200,000	187,950
4.60% 2/10/48	200,000	194,185
4.75% 3/8/44	1,000,000	985,000
5.75% 10/12/10	800,000	821,000
6.05% 1/11/40	475,000	544,587
6.75% 9/27/34	500,000	610,880
		6,087,003
Panama—0.04%
Panama Government International Bond
3.88% 3/17/28	300,000	312,303
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bond (continued)
4.50% 4/16/50	200,000	$ 209,300
6.70% 1/26/36	200,000	262,000
7.13% 1/29/26	100,000	122,375
8.88% 9/30/27	100,000	138,860
9.38% 4/1/29	100,000	146,400
		1,191,238
Peru—0.06%
Peruvian Government International Bond
4.13% 8/25/27	350,000	382,729
5.63% 11/18/50	100,000	128,550
6.55% 3/14/37	500,000	675,630
7.35% 7/21/25	100,000	126,100
8.75% 11/21/33	200,000	314,000
		1,627,009
Philippines—0.13%
Philippine Government International Bond
3.00% 2/1/28	200,000	198,514
3.70% 2/2/42	200,000	203,413
3.75% 1/14/29	400,000	418,564
3.95% 1/20/40	500,000	527,740
5.00% 1/13/37	500,000	590,181
7.75% 1/14/31	1,000,000	1,408,233
9.50% 2/2/30	300,000	463,355
		3,810,000
Poland—0.07%
Republic of Poland Government International Bond
3.00% 3/17/23	250,000	251,895
3.25% 4/6/26	400,000	406,844
5.00% 3/23/22	500,000	531,007
5.13% 4/21/21	700,000	734,468
		1,924,214
Republic of Korea—0.11%
Export-Import Bank of Korea
2.75% 1/25/22	200,000	199,784
2.88% 1/21/25	500,000	496,531
3.25% 11/10/25	200,000	202,858
3.50% 11/27/21	200,000	203,771
3.63% 11/27/23	300,000	308,876
4.00% 1/29/21	100,000	102,151
5.00% 4/11/22	250,000	265,193
5.13% 6/29/20	100,000	103,118
Korea Development Bank
3.00% 3/19/22	285,000	286,763
3.25% 2/19/24	400,000	407,255
Korea International Bond
2.75% 1/19/27	500,000	495,708
3.88% 9/11/23	200,000	212,814
		3,284,822

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden—0.06%
Svensk Exportkredit AB
1.88% 6/23/20	400,000	$ 397,305
2.75% 10/7/20	475,000	477,356
2.88% 3/14/23	500,000	508,292
Swedish Export Credit 3.13% 11/8/21	200,000	203,741
		1,586,694
Ukraine—0.03%
Ukraine Government AID Bonds 1.85% 5/29/20	753,000	752,688
		752,688
Uruguay—0.07%
Uruguay Government International Bond
4.38% 10/27/27	300,000	316,538
5.10% 6/18/50	1,000,000	1,071,250
7.63% 3/21/36	250,000	345,482
8.00% 11/18/22	200,000	227,400
		1,960,670
Total Sovereign Bonds (Cost $38,217,971)		39,262,095
SUPRANATIONAL BANKS–1.34%
African Development Bank
2.13% 11/16/22	350,000	347,477
3.00% 12/6/21	440,000	447,796
Andina de Fomento 3.75% 11/23/23	220,000	226,548
Asian Development Bank
1.63% 3/16/21	400,000	394,302
1.75% 8/14/26	100,000	94,958
1.88% 2/18/22	600,000	592,972
2.00% 4/24/26	600,000	582,004
2.38% 8/10/27	250,000	247,062
2.50% 11/2/27	1,200,000	1,198,183
2.63% 1/30/24	400,000	405,178
2.63% 1/12/27	1,000,000	1,009,700
2.75% 3/17/23	725,000	736,250
2.88% 11/27/20	135,000	136,109
Corp. Andina de Fomento
2.20% 7/18/20	300,000	297,267
4.38% 6/15/22	250,000	259,878
Council Of Europe Development Bank
2.50% 2/27/24	300,000	301,721
2.63% 2/13/23	90,000	90,905
European Bank for Reconstruction & Development
1.88% 2/23/22	400,000	395,025
2.00% 2/1/21	1,000,000	993,469
2.75% 4/26/21	250,000	251,943
European Investment Bank
1.63% 6/15/21	600,000	590,193
2.00% 3/15/21	800,000	794,198
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
2.25% 8/15/22	1,000,000	$ 997,885
2.38% 5/13/21	500,000	499,905
2.38% 6/15/22	1,000,000	1,002,039
2.50% 4/15/21	1,500,000	1,504,121
2.50% 3/15/23	955,000	961,239
2.63% 5/20/22	500,000	504,608
2.63% 3/15/24	415,000	420,335
2.88% 9/15/20	350,000	352,331
2.88% 12/15/21	375,000	380,400
2.88% 8/15/23	500,000	510,830
3.25% 1/29/24	1,400,000	1,457,148
4.00% 2/16/21	400,000	411,768
FMS Wertmanagement
1.38% 6/8/21	500,000	489,282
2.00% 8/1/22	400,000	395,721
2.75% 3/6/23	250,000	253,919
Inter-American Development Bank
1.25% 9/14/21	700,000	682,958
1.38% 7/15/20	750,000	740,429
1.63% 5/12/20	600,000	595,054
1.88% 3/15/21	500,000	495,430
2.00% 6/2/26	250,000	242,868
2.13% 11/9/20	400,000	398,149
2.63% 4/19/21	310,000	311,627
2.63% 1/16/24	1,500,000	1,518,317
3.00% 10/4/23	500,000	514,097
3.00% 2/21/24	400,000	411,928
3.20% 8/7/42	100,000	102,582
3.88% 10/28/41	100,000	114,097
4.38% 1/24/44	56,000	68,906
International Bank for Reconstruction & Development
1.38% 5/24/21	300,000	293,970
1.38% 9/20/21	300,000	293,323
1.63% 3/9/21	1,000,000	986,448
1.63% 2/10/22	600,000	588,889
1.88% 4/21/20	1,000,000	994,283
2.13% 11/1/20	1,000,000	996,219
2.13% 12/13/21	500,000	497,450
2.13% 2/13/23	100,000	99,389
2.50% 3/19/24	750,000	756,241
2.50% 11/25/24	900,000	905,868
2.50% 7/29/25	1,200,000	1,205,319
2.50% 11/22/27	350,000	349,813
2.75% 7/23/21	500,000	505,004
3.13% 11/20/25	450,000	468,829
4.75% 2/15/35	50,000	61,826
7.63% 1/19/23	100,000	118,981
International Finance
1.13% 7/20/21	200,000	194,564
1.63% 7/16/20	700,000	692,811
2.25% 1/25/21	300,000	299,415
2.88% 7/31/23	160,000	163,284
Nordic Investment Bank
1.63% 11/20/20	200,000	197,550

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Nordic Investment Bank (continued)
2.25% 2/1/21	200,000	$ 199,483
2.25% 9/30/21	200,000	199,541
2.50% 4/28/20	400,000	400,319
2.88% 7/19/23	200,000	204,156
Total Supranational Banks (Cost $38,281,696)		38,404,086
U.S. TREASURY OBLIGATIONS–38.70%
U.S. Treasury Bonds
2.25% 8/15/46	1,900,000	1,694,748
2.50% 2/15/45	12,900,000	12,174,627
2.50% 2/15/46	6,350,000	5,973,837
2.50% 5/15/46	7,200,000	6,768,984
2.75% 8/15/42	2,600,000	2,589,996
2.75% 11/15/42	3,500,000	3,483,936
2.75% 8/15/47	4,200,000	4,141,102
2.75% 11/15/47	6,500,000	6,407,832
2.88% 5/15/43	13,500,000	13,711,992
2.88% 8/15/45	1,200,000	1,216,289
3.00% 5/15/42	2,850,000	2,966,394
3.00% 11/15/45	8,100,000	8,408,180
3.00% 2/15/47	7,700,000	7,992,209
3.00% 5/15/47	5,700,000	5,908,518
3.00% 2/15/48	5,000,000	5,174,414
3.00% 8/15/48	11,000,000	11,389,082
3.00% 2/15/49	5,500,000	5,699,482
3.13% 11/15/41	4,000,000	4,256,562
3.13% 2/15/42	3,050,000	3,242,353
3.13% 8/15/44	21,000,000	22,264,512
3.13% 5/15/48	4,000,000	4,242,344
3.38% 11/15/48	2,000,000	2,226,289
3.50% 2/15/39	2,650,000	3,003,816
3.63% 8/15/43	5,000,000	5,745,801
3.63% 2/15/44	3,000,000	3,451,816
3.75% 8/15/41	3,850,000	4,506,530
3.88% 8/15/40	3,750,000	4,466,895
4.38% 5/15/40	2,500,000	3,181,250
4.38% 5/15/41	2,750,000	3,508,398
4.50% 8/15/39	3,350,000	4,326,734
4.63% 2/15/40	3,100,000	4,070,930
4.75% 2/15/41	3,750,000	5,017,676
5.00% 5/15/37	1,000,000	1,352,207
5.25% 11/15/28	500,000	620,898
5.38% 2/15/31	500,000	650,059
5.50% 8/15/28	500,000	629,248
6.00% 2/15/26	750,000	923,921
6.13% 11/15/27	800,000	1,031,859
6.13% 8/15/29	300,000	401,496
6.25% 8/15/23	1,600,000	1,865,125
6.63% 2/15/27	750,000	979,160
6.75% 8/15/26	500,000	648,564
6.88% 8/15/25	1,000,000	1,269,004
7.13% 2/15/23	1,000,000	1,180,098
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
7.25% 8/15/22	500,000	$ 580,684
7.50% 11/15/24	500,000	636,553
7.63% 11/15/22	500,000	593,105
7.63% 2/15/25	500,000	645,459
7.88% 2/15/21	750,000	826,230
8.00% 11/15/21	1,700,000	1,946,201
8.13% 5/15/21	500,000	559,824
8.13% 8/15/21	700,000	793,721
8.75% 5/15/20	900,000	963,105
8.75% 8/15/20	800,000	868,547
U.S. Treasury Notes
1.13% 6/30/21	7,000,000	6,830,879
1.13% 8/31/21	12,000,000	11,682,187
1.25% 3/31/21	10,000,000	9,803,906
1.38% 8/31/20	15,000,000	14,791,113
1.38% 1/31/21	14,000,000	13,765,938
1.38% 6/30/23	9,400,000	9,072,836
1.50% 5/31/20	7,000,000	6,928,086
1.50% 8/15/20	7,000,000	6,916,738
1.50% 2/28/23	12,000,000	11,671,875
1.50% 3/31/23	4,500,000	4,373,789
1.50% 8/15/26	11,000,000	10,376,099
1.63% 11/30/20	11,000,000	10,873,887
1.63% 8/31/22	9,000,000	8,820,879
1.63% 11/15/22	16,750,000	16,399,951
1.63% 5/31/23	16,000,000	15,611,875
1.63% 10/31/23	18,000,000	17,521,172
1.63% 2/15/26	11,000,000	10,512,734
1.63% 5/15/26	6,500,000	6,201,279
1.75% 11/15/20	11,500,000	11,393,535
1.75% 12/31/20	8,000,000	7,922,500
1.75% 5/15/22	9,000,000	8,869,219
1.75% 5/15/23	25,000,000	24,521,973
1.88% 12/15/20	8,000,000	7,940,312
1.88% 2/28/22	4,000,000	3,959,297
1.88% 3/31/22	15,000,000	14,851,465
2.00% 9/30/20	14,000,000	13,928,359
2.00% 8/31/21	5,000,000	4,969,141
2.00% 11/15/21	4,700,000	4,671,910
2.00% 2/15/22	8,000,000	7,950,469
2.00% 2/15/23	14,150,000	14,028,398
2.00% 4/30/24	8,000,000	7,903,281
2.00% 5/31/24	10,000,000	9,876,953
2.00% 2/15/25	11,000,000	10,822,539
2.00% 11/15/26	5,000,000	4,879,297
2.13% 8/31/20	19,000,000	18,940,254
2.13% 8/15/21	7,500,000	7,475,830
2.13% 12/31/22	3,000,000	2,988,223
2.13% 11/30/23	22,000,000	21,883,984
2.13% 2/29/24	12,000,000	11,931,094
2.13% 9/30/24	7,000,000	6,946,543
2.13% 11/30/24	9,000,000	8,926,348
2.25% 2/15/21	15,000,000	14,985,645
2.25% 3/31/21	7,700,000	7,696,992

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.25% 4/30/21	10,000,000	$ 9,994,531
2.25% 12/31/24	10,000,000	9,983,008
2.25% 3/31/26	5,000,000	4,979,883
2.25% 2/15/27	16,000,000	15,880,625
2.25% 8/15/27	9,000,000	8,915,801
2.25% 11/15/27	11,500,000	11,380,283
2.38% 3/15/21	20,000,000	20,036,328
2.38% 2/29/24	10,000,000	10,066,602
2.38% 8/15/24	35,000,000	35,183,887
2.38% 5/15/27	9,500,000	9,511,689
2.50% 5/31/20	20,000,000	20,027,344
2.50% 6/30/20	3,000,000	3,004,102
2.50% 2/28/21	38,000,000	38,151,406
2.50% 1/15/22	20,000,000	20,137,891
2.50% 8/15/23	18,250,000	18,449,609
2.63% 7/31/20	20,000,000	20,066,406
2.63% 8/15/20	6,000,000	6,020,742
2.63% 8/31/20	30,000,000	30,102,452
2.63% 11/15/20	6,500,000	6,529,326
2.63% 3/31/25	10,000,000	10,185,742
2.63% 12/31/25	2,000,000	2,038,789
2.63% 2/15/29	9,000,000	9,166,465
2.75% 9/15/21	8,000,000	8,094,844
2.75% 8/31/23	8,000,000	8,172,500
2.75% 11/15/23	5,000,000	5,110,352
2.75% 2/15/24	26,000,000	26,600,742
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.75% 2/28/25	5,000,000	$ 5,127,246
2.75% 6/30/25	5,000,000	5,129,785
2.75% 2/15/28	16,000,000	16,459,063
2.88% 11/30/25	7,000,000	7,241,035
2.88% 5/15/28	10,000,000	10,388,867
2.88% 8/15/28	15,000,000	15,587,402
3.13% 5/15/21	3,500,000	3,560,293
3.13% 11/15/28	7,000,000	7,426,426
3.50% 5/15/20	4,000,000	4,048,438
3.63% 2/15/21	9,000,000	9,217,266
Total U.S. Treasury Obligations (Cost $1,096,044,408)		1,107,574,550

	Number of Shares
MONEY MARKET FUND–1.54%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	44,274,651	44,274,651
Total Money Market Fund (Cost $44,274,651)		44,274,651

TOTAL INVESTMENTS–100.97% (Cost $2,859,696,785)	2,889,988,226

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.97%)	(27,890,297)
NET ASSETS APPLICABLE TO 255,712,500 SHARES OUTSTANDING–100.00%	$2,862,097,929

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2019.
✱ Considered an affiliated investment. See Note 3 in "Notes."
Δ Securities have been classified by country of origin.

Summary of Abbreviations:
AGM–Insured by Assured Guaranty Municipal Corporation
AID–Agency for International Development
BB–Barclays Bank
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LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CA–Credit Agricole
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
NATL–Insured by the National Public Finance Guarantee Corporation
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
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LVIP SSGA Bond Index Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$21,874,885	$—	$21,874,885
Agency Mortgage-Backed Securities	—	790,547,145	—	790,547,145
Agency Obligations	—	30,545,587	—	30,545,587
Corporate Bonds	—	743,290,021	—	743,290,021
Municipal Bonds	—	19,881,734	—	19,881,734
Non-Agency Asset-Backed Securities	—	12,841,231	—	12,841,231
Non-Agency Commercial Mortgage-Backed Securities	—	33,734,073	—	33,734,073
Regional Bonds	—	7,758,168	—	7,758,168
Sovereign Bonds	—	39,262,095	—	39,262,095
Supranational Banks	—	38,404,086	—	38,404,086
U.S. Treasury Obligations	—	1,107,574,550	—	1,107,574,550
Money Market Fund	44,274,651	—	—	44,274,651
Total Investments	$44,274,651	$2,845,713,575	$—	$2,889,988,226
There were no Level 3 investments at the beginning or end of the period.
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LVIP SSGA Bond Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2019 were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Principal Amount° 3/31/19	Interest Income
Corporate Bond-0.02%@
Insurance-0.02%@
Lincoln National 4.00% 9/1/23	$510,251	$—	$—	$—	$12,571	$522,822	500,000	$—

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@	As a percentage of Net Assets as of March 31, 2019.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Bond Index Fund–65